      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 15, 1999


                                                      1933 Act File No. 33-69460
                                                      1940 Act File No. 811-8046

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               / /

         Pre-Effective Amendment No.                                  / /


         Post-Effective Amendment No. 21                              /X/


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


         Amendment No. 23                                             /X/


                        (Check appropriate box or boxes)

BERGER INVESTMENT PORTFOLIO TRUST
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

210 University Boulevard, Suite 900, Denver, Colorado      80206
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (303) 329-0200
                                                     ---------------------------

Jack R. Thompson, 210 University Boulevard, Suite 900, Denver, Co 80206
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

It is proposed that this filing will become effective: (check appropriate box)

      / /      immediately upon filing pursuant to paragraph (b)
      / /      on (date) pursuant to paragraph (b)
      /X/      60 days after filing pursuant to paragraph (a)(1)
      / /      on (date) pursuant to paragraph (a)(1)
      / /      75 days after filing pursuant to paragraph (a)(2)
      / /      on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

      / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered:       Shares of Beneficial Interest of the
                                      ------------------------------------------
Berger New Generation Fund -- Institutional Shares, and the Berger Small Company
--------------------------------------------------------------------------------
Growth Fund -- Institutional Shares
------------------------------------

                                EXPLANATORY NOTE

          This amendment to the Registration Statement of the Berger Investment Portfolio Trust contains the following:


Two Prospectuses:
          One for the Berger New Generation Fund - Institutional Shares class One for the Berger Small Company Growth Fund - Institutional Shares class

Two Statements of Additional Information:
          One for the Berger New Generation Fund - Institutional Shares class One for the Berger Small Company Growth Fund - Institutional Shares class


One Part C


          This amendment does not contain a Prospectus or Statement of Additional Information for, nor affect any Prospectus or Statement of Additional Information covering, these other series of the Berger Investment Portfolio
Trust: Berger Small Company Growth Fund -- Investor Shares, Berger New Generation Fund -- Investor Shares, Berger Balanced Fund, Berger Select Fund, Berger Mid Cap Growth Fund, Berger Mid Cap Value Fund or Berger Information Technology Fund -- Investor Shares or Institutional Shares.

BERGER FUNDS PROSPECTUS

[Nature photo]


                                                BERGER SMALL COMPANY GROWTH FUND
                                                INSTITUTIONAL SHARES


                                                ___________________, 1999

The Securities and Exchange Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Like all mutual funds, an investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will meet its investment goal, and although you have the potential to make money, you could also lose money in the Fund.

Contents


THE BERGER FUNDS -Registered Trademark- are a no-load family of mutual funds.
A mutual fund pools money from shareholders and invests in a portfolio of securities. This prospectus offers the class of shares designated as Institutional Shares of the Berger Small Company Growth Fund. These shares are designed for pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as high net worth individuals and financial intermediaries, who are willing to maintain a minimum account balance of $250,000.


BERGER SMALL COMPANY GROWTH FUND-Registered Trademark--             PAGE
INSTITUTIONAL SHARES



INVESTMENT TECHNIQUES, SECURITIES AND ASSOCIATED RISKS              PAGE
Risk and Investment Glossary                                        PAGE

BUYING SHARES                                                       PAGE
SELLING (REDEEMING) SHARES                                          PAGE
Exchanging Shares                                                   PAGE
Signature Guarantees/Special Documentation                          PAGE
Your Share Price                                                    PAGE
Other Information About Your Account                                PAGE
Distributions and Taxes                                             PAGE
Tax-Sheltered Retirement Plans                                      PAGE


ORGANIZATION OF THE FUND
Investment Manager                                                  PAGE
Special Fund Structure                                              PAGE


FINANCIAL HIGHLIGHTS FOR THE FUND                                   PAGE

THE BERGER FUNDS, THE BERGER MOUNTAIN LOGO and BERGER SMALL COMPANY GROWTH FUND are registered trademarks of Berger Associates, Inc.; and other marks referred to herein are the trademarks or registered trademarks of the respective owners thereof.

BERGER SMALL COMPANY GROWTH FUND
INSTITUTIONAL SHARES
Ticker Symbol: Not Available


[icon-profile of head with stock ticker tape in background]
THE FUND'S GOAL AND PRINCIPAL INVESTMENT STRATEGIES
The Fund aims for capital appreciation. In pursuing that goal, the Fund primarily invests in the common stocks of small companies with the potential for rapid earnings growth. The Fund's stock selection focuses on companies that either occupy a dominant position in an emerging industry or have a growing market share in a larger, fragmented industry.


The Fund's investment manager generally looks for companies with:

-        Strong entrepreneurial management with proven track records

- A catalyst for rapid earnings growth, such as new products, ideas or plans to enter new markets

-        Relatively strong balance sheets.

Under normal circumstances, the Fund invests at least 65% of its assets in equity securities of companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000 Index (Russell 2000). This average is updated monthly. The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation.

[icon-left facing profile of head with lightning bolt; right facing profile of head with sunshine]
PRINCIPAL RISKS
You may be interested in the Fund if you are comfortable with above-average risk and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and anticipated events. As a result, the price of the Fund's investments may go down and you could lose money on your investment.

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies. Occasionally, small company securities may underperform as compared to the securities of larger companies. They may also pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks. The Fund's investments are often focused in a small number of business sectors.

See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.

[icon-profile of head with scrolled paper in background]
THE FUND'S PAST PERFORMANCE
The information below shows the Fund's performance since it began operations through December 31, 1998. These returns include reinvestment of all dividends and capital gains distributions and reflect Fund expenses. As with all mutual funds, past performance does not guarantee future results.

Year-by-year returns show you how the Fund's performance has varied by illustrating the differences for each full calendar year since the Fund began.



YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31(1)

                                    1994    1995      1996      1997     1998
40%
30%                                         33.80%
20%
10%                            13. 73%                16.77%     16.16%
0%                                                                       3.17%
(10)%

Best quarter:   12/31/98          26.61%
Worst quarter:  9/30/98           -29.22%
Calendar year-to-date through 6/30/99:   [_____]%



Average annual total return is a measure of the Fund's performance over time. The Fund's average annual return is compared with the Russell 2000. While the Fund does not seek to match the returns of the Russell 2000, this index is a good indicator of small company stock market performance. You may not invest in the Russell 2000 and unlike the Fund, it does not incur fees or charges.


AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 1998(1)


                                1 Year         5 Years        Life of the Fund
                                                             (December 30, 1993)
          The Fund               3.17%          16.32%             16.32%
          Russell 2000          -2.55%          11.87%             11.87%


1. Fund returns are from periods prior to the Fund's adoption of share classes and therefore include a 0.25% 12b-1 fee which has not been paid by the Institutional Shares since the inception of that class on August 16, 1999.

 [icon-two coins]
FUND EXPENSES


                                    ANNUAL FUND OPERATING EXPENSES
As a shareholder in the Fund, you   (deducted directly from the Fund)
do not pay any sales loads,
redemption or exchange fees, but    Management fee                          .90%
you do bear indirectly Annual       Other expenses(1)                       .27%
Fund Operating Expenses, which                                              ----
vary from year to year.             TOTAL ANNUAL FUND OPERATING EXPENSES   1.17%


1. "Other expenses" are based on estimated expenses for the Institutional Shares class and include transfer agency fees, shareholder report expenses, registration fees and custodian fees.


UNDERSTANDING EXPENSES
Annual Fund operating expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees.


EXAMPLE COSTS

The following example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:

    -          $10,000 initial investment

    -          5% total return for each year

    -          Fund operating expenses remain the same for each period

    -          Redemption after the end of each period

Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions your costs at the end of each period would be:


Years                                $
---------------------------------------
One                              119
Three                            372
Five                             644
Ten                            1,420

INVESTMENT TECHNIQUES, SECURITIES AND ASSOCIATED RISKS

BEFORE YOU INVEST . . .
in the Fund, make sure you understand the risks involved. All investments involve risk. Generally, the greater the risk, the greater the potential for return. The reverse is also generally true, the lower the risk, the lower the potential for return.

LIKE ALL MUTUAL FUNDS, AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THE FUND IS NOT A COMPLETE INVESTMENT PROGRAM, BUT MAY SERVE TO DIVERSIFY OTHER TYPES OF INVESTMENTS IN YOUR PORTFOLIO. THERE IS NO GUARANTEE THAT THE FUND WILL MEET ITS INVESTMENT GOAL, AND ALTHOUGH YOU HAVE THE POTENTIAL TO MAKE MONEY, YOU COULD ALSO LOSE MONEY BY INVESTING IN THE FUND.

The following glossary will help you further understand the risks the Fund takes by investing in certain securities and the investment techniques used by the Fund. You may get more detailed information about the risks of investing in the Fund in the Statement of Additional Information (SAI), including a discussion of debt security ratings in Appendix A to the SAI.

     BORROWING refers to a loan of money from a bank or other financial institution undertaken by the Fund for temporary or emergency reasons only. The Fund will not borrow more than 25% of its total assets. LEVERAGE RISK

     COMMON STOCK is a share of ownership (equity) interest in a company.

     COMPANIES WITH LIMITED OPERATING HISTORIES are securities issued by companies that have been in continuous operation for less than three years. Sometimes called "unseasoned" issuers. MARKET, LIQUIDITY AND INFORMATION RISKS

     CONVERTIBLE SECURITIES(1) are debt or equity securities which may be converted on specified terms into stock of the issuer. MARKET, INTEREST RATE AND CREDIT RISKS

     CORRELATION RISK occurs when the Fund "hedges" - uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to one another the way Fund managers expect them to, then unexpected results may occur.

     CREDIT RISK means that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

     CURRENCY RISK happens when the Fund buys or sells a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency value can cause investment losses when the Fund's investments are converted to U.S. dollars.

     DIVERSIFICATION means a diversified fund may not, with respect to at least 75% of its assets, invest more than 5% in the securities of one company. A nondiversified fund may be more volatile than a diversified fund because it invests more of its assets in a smaller number of companies and the gains or losses on a single stock will therefore have a greater impact on the fund's share price. The Fund is a diversified fund.

         FINANCIAL FUTURES(2) are exchange-traded contracts on securities, securities indexes or foreign currencies that obligate the holder to take or make future delivery of a specified quantity of those underlying securities or currencies on a predetermined future date. Not more than 5% of the Fund's net assets may be used for initial margins for futures and premiums for options. HEDGING, CORRELATION, OPPORTUNITY AND LEVERAGE RISKS

     FOREIGN SECURITIES are issued by companies located outside of the United States. The Fund considers a company to be located outside the United States if the principal securities trading market for its equity securities is located outside the U.S. or it is organized under the laws of, and has a principal office in, a country other than the U.S. MARKET, CURRENCY, TRANSACTION, LIQUIDITY, INFORMATION AND POLITICAL RISKS

     FORWARD FOREIGN CURRENCY CONTRACTS(2) are privately negotiated contracts committing the holder to purchase or sell a specified quantity of a foreign currency on a predetermined future date. HEDGING, CREDIT, CORRELATION, OPPORTUNITY AND LEVERAGE RISKS

     HEDGING RISK comes into play when the Fund uses a security whose value is based on an underlying security or index to "offset" the Fund's position in another security or currency. The objective of hedging is to offset potential losses in one security with gains in the hedge. But a hedge can eliminate or reduce gains as well as offset losses. (Also see "Correlation risk.")

     ILLIQUID AND RESTRICTED SECURITIES are securities which, by rules of their issue or by their nature, cannot be sold readily. These include illiquid Rule 144A securities. The Fund will not invest more than 15% of its net assets in illiquid and restricted securities. MARKET, LIQUIDITY AND TRANSACTION RISKS

     INFORMATION RISK means that information about a security or issuer might not be available, complete, accurate or comparable.

     INTEREST RATE RISK is the risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities are subject to greater interest rate risk.

     INVESTMENT GRADE BONDS are rated BBB (STANDARD & POOR'S) or Baa (MOODY'S) or above. Bonds rated below investment grade are subject to greater credit risk than investment grade bonds. INTEREST RATE, MARKET AND CREDIT RISKS

     LENDING PORTFOLIO SECURITIES to qualified financial institutions is undertaken in order to earn income. The Fund lends securities only on a fully collateralized basis. The Fund may lend portfolio securities only up to 33 1/3% of its total assets. CREDIT RISK

     LEVERAGE RISK occurs in some securities or techniques that tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount that was invested in the contract.

     LIQUIDITY RISK occurs when investments cannot be sold readily. The Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

     MARKET CAPITALIZATION is the total current market value of a company's outstanding common stock.

     MARKET RISK exists in all mutual funds and means the risk that the prices of securities in a market, a sector, or an industry will fluctuate, and that such movements might reduce an investment's value.

     OPPORTUNITY RISK means missing out on an investment opportunity because the assets necessary to take advantage of it are committed to less advantageous investments or strategies.

     OPTIONS(2) are contracts giving the holder the right but not the obligation to purchase or sell a security on or before a predetermined future date for a fixed price. Options on securities indexes are similar, but settle in cash. Not more than 5% of the Fund's net assets may be used for initial margins for futures and premiums for options. HEDGING, CREDIT, CORRELATION AND LEVERAGE RISKS

     POLITICAL RISK comes into play with investments, particularly foreign investments, which may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

     SECTOR FOCUS occurs when a significant portion of the Fund's assets are invested in a relatively small number of related industries. The Fund will not concentrate more than 25% of its total assets in any one industry. Sector focus may increase both market and liquidity risk. ^ MARKET AND LIQUIDITY RISKS


     SMALL AND MID-SIZED COMPANY SECURITIES are securities issued by small or mid-sized companies, as measured by their market capitalization. The market capitalization range targeted by funds investing in small or mid-sized companies varies by fund. In general, the smaller the company, the greater its risks.
^ MARKET, LIQUIDITY AND INFORMATION RISKS


     SPECIAL SITUATIONS are companies about to undergo a structural, financial or management change which may significantly affect the value of their securities. MARKET AND INFORMATION RISKS


     TEMPORARY DEFENSIVE MEASURES increase a fund's investment in government securities and other short-term securities when warranted due to market conditions, without regard to the fund's investment restrictions, policies or normal investment emphasis. OPPORTUNITY RISK


     TRANSACTION RISK means that the Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

     WRITING (SELLING) COVERED CALL OPTIONS(2) is the selling of a contract to another party which gives them the right but not the obligation to buy a particular security from you. The Fund will write call options only if it already owns the security (if it is "covered"). The Fund may only write call options up to 25% of its total assets. OPPORTUNITY, CREDIT AND LEVERAGE RISKS

1. The Fund has no minimum quality standards for convertible securities, although it will not invest in defaulted securities. It also will not invest 20% or more of its assets in convertible securities rated below investment grade or in unrated convertible securities that the sub-advisor considers to be below investment grade.

2. The Fund may use futures, forwards and options only for hedging. Not more than 5% of the Fund's net assets may be used for initial margins for futures and premiums for options, although the Fund may have more at risk under these contracts than the initial margin or premium. However, the Fund's aggregate obligations under these contracts may not exceed the total market value of the assets being hedged, such as some or all of the value of the Fund's equity securities.

^      The security or technique is emphasized by the Fund.

BUYING SHARES

                                   SEND NEW ACCOUNT APPLICATIONS TO
                                   Berger Funds
                                   P.O. Box 219958
                                   Kansas City, MO 64121

                                   OR FOR OVERNIGHT, CERTIFIED
                                   OR REGISTERED MAIL ONLY
                                   Berger Funds
                                   330 West 9th Street, 1st Floor
                                   Kansas City, MO 64105

                                   Minimums:
                                   Initial investment               $250,000
                                   Subsequent investments           No minimum

BY MAIL

     Read this prospectus.

     Fill out the application if you are opening a new account.

     Make out a check to BERGER FUNDS for the amount you want to invest.

     Send the application and a check to the Berger Funds in the envelope provided.

     To add to an existing account, be sure to include your account number on your check and mail it to the appropriate address above.

BY WIRE OR ELECTRONIC FUNDS TRANSFER

     Payment may be made from your bank to the Berger Funds.

     Call (800) 960-8427 for current wire or electronic funds transfer instructions.

BY TELEPHONE

     If you already have a Berger Funds account, you may purchase additional shares by telephone order.

     You must pay for them within three business days by wire, electronic funds transfer or overnight delivery of a check.

     Call (800) 960-8427 for current wire or electronic funds transfer instructions.

BY ONLINE ACCESS

     If you have established a Berger Funds account with electronic funds transfer privileges, you may purchase additional shares via online access.

     You will find us online at bergerfunds.com.

BY AUTOMATIC INVESTMENT PLAN

     To automatically purchase more shares on a regular basis, fill out the Automatic Investment Plan section of the application.

     Investments are transferred automatically from your bank account.

     See details on the application.

     ALL SHAREHOLDERS ARE AUTOMATICALLY GRANTED TELEPHONE AND ONLINE TRANSACTION PRIVILEGES UNLESS THEY DECLINE THEM EXPLICITLY IN WRITING, EITHER ON THE ACCOUNT APPLICATION OR BY WRITING TO THE BERGER FUNDS AT THE ADDRESS ABOVE.

     YOU MAY GIVE UP SOME LEVEL OF SECURITY BY CHOOSING TO BUY AND SELL SHARES BY TELEPHONE OR ONLINE RATHER THAN BY MAIL. IN TIMES OF EXTREME ECONOMIC OR MARKET CONDITIONS, TRANSACTIONS BY TELEPHONE OR ONLINE MAY BE DIFFICULT.

IMPORTANT NOTES ABOUT PAYING FOR YOUR SHARES

     Your check must be made payable to BERGER FUNDS.

     You may NOT purchase shares by cash, credit card, third-party checks or checks drawn on foreign banks.

     Subject to approval by the Fund, you may purchase Fund shares with liquid securities that the Fund is eligible to purchase. These securities must have a value that can be readily determined in accordance with the Fund's valuation policies. You may pay for Fund shares with securities only if it is the investment manager's intention to retain them in the Fund's portfolio. The Fund may amend or terminate this practice at any time.

     Orders not paid for on time will be canceled and shares will be redeemed from your account to compensate for any decline in price of the shares canceled.

     The Fund reserves the right to reject any order and to waive, reduce or increase minimums following notice.

SELLING (REDEEMING) SHARES

BY MAIL

     Send a written request indicating your account number and the dollar amount or number of shares you are redeeming to the appropriate address shown under "Buying Shares."

     Your request must be signed by each registered shareholder, with the signature(s) appearing exactly as they do on your account registration.

     Include any necessary Signature Guarantees. See "Signature Guarantees/ Special Documentation" below.

BY TELEPHONE

     Call (800) 960-8427.

BY ONLINE ACCESS

     You will find us online at bergerfunds.com.

     FOR LIMITATIONS ON TELEPHONE AND ONLINE REDEMPTIONS SEE "SIGNATURE GUARANTEES/SPECIAL DOCUMENTATION" BELOW.

     TELEPHONE AND ONLINE REDEMPTIONS ARE NOT AVAILABLE FOR SHARES HELD IN RETIREMENT ACCOUNTS SPONSORED BY THE FUND.

BY SYSTEMATIC WITHDRAWAL PLAN

     A systematic withdrawal plan may be established if you own shares in the Fund worth at least $5,000.

     Shares may be redeemed automatically ($50 minimum) monthly, quarterly, semi-annually or annually.

     Call (800) 960-8427 for more information and forms.

IMPORTANT NOTES ABOUT PAYMENT FOR YOUR REDEEMED SHARES


     Generally, payment for your redeemed shares will be sent to you within three business days after receipt of your redemption request in good order.


     You may receive payment for redeemed shares via wire or electronic funds transfer. You may elect these services on the account application or send to the Berger Funds a written request providing your bank information with your signature guaranteed. (See "Signature
     Guarantees/Special Documentation" below.)

     A wire transfer will be sent the next business day after receipt of your order, and an electronic funds transfer will be sent the second business day after receipt of your order.

     Proceeds from the redemption of shares purchased by check may be delayed until full payment for the shares has been received and cleared, which may take up to 15 days from the purchase date.

INFORMATION ABOUT YOUR ACCOUNT

EXCHANGING SHARES

Shares of the Fund may be exchanged for shares of any other publicly available Berger Funds by calling (800) 960-8427. When exchanging shares:

- Each account must be registered identically -- have the same signatures and addresses.

-    Each Fund must be legally eligible for sale in your state of residence.

- You may exchange out of each of the Berger Funds up to four times per calendar year.

-    You may exchange by telephone, online access or mail.

- You are responsible for obtaining and reading the prospectus for the fund into which you are exchanging.

- An exchange out of a Berger Fund results in the sale of that fund's shares and the purchase of another, normally resulting in a taxable event for you.

- Exchanges into any new fund are subject to that fund's initial and subsequent investment minimums.


The Fund may terminate or modify the exchange privilege in the future.


SIGNATURE GUARANTEES/SPECIAL DOCUMENTATION

The Fund uses Signature Guarantees to protect you and the Fund from possible fraudulent requests for redeemed shares. Your redemption request must be in writing and accompanied by a Signature Guarantee if:

- You request that payment be made to a name other than the one on your account registration.

- You request that payment be mailed to an address which has been changed within 30 days of your redemption request or to an address other than the one of record.

-    You change or add information relating to your designated bank.

The Berger Funds reserve the right to require Signature Guarantees under other certain circumstances.

You can get a Signature Guarantee from most broker-dealers, national or state banks, credit unions, federal savings and loan associations or other eligible institutions. YOU CANNOT OBTAIN A SIGNATURE GUARANTEE FROM A NOTARY PUBLIC.

Make sure the Signature Guarantee appears:

- Together with the signature(s) of all registered owner(s) of the redeemed shares on the written redemption request.

- On any share certificates you hold for the redeemed shares or on a separate statement of assignment (stock power) which may be obtained from a bank or broker.

Additional documents are required for redemptions by corporations, executors, administrators, trustees and guardians. For instructions, call (800) 960-8427 or write to the Berger Funds, P.O. Box 219958, Kansas City, MO 64121.

YOUR SHARE PRICE

The price at which you buy, sell or exchange Fund shares is the share price or net asset value (NAV). The share price for the Institutional Shares of the Fund is determined by adding the Institutional Shares' pro rata portion of the total value of the Fund's investments, cash and other assets, deducting the Institutional Shares' pro rata portion of the Fund's liabilities and the liabilities attributable directly to the Institutional Shares, and then dividing that value by the total number of the Institutional Shares outstanding. Share price is calculated separately for each class of Fund shares.

The Fund's share price is calculated at the close of the regular trading session of the New York Stock Exchange (normally 4:00 p.m. New York time) each day that the Exchange is open. Share price is not calculated on the days that the Exchange is closed.

FOR A PURCHASE, REDEMPTION OR EXCHANGE OF FUND SHARES, YOUR PRICE IS THE SHARE PRICE NEXT CALCULATED AFTER YOUR REQUEST IS RECEIVED IN GOOD ORDER BY THE FUND, ITS AUTHORIZED AGENT OR DESIGNEE. TO RECEIVE A SPECIFIC DAY'S PRICE, YOUR REQUEST MUST BE RECEIVED BEFORE THE CLOSE OF THE NEW YORK STOCK EXCHANGE ON THAT DAY.

When the Fund calculates its share price, it values the securities it holds at market value. Sometimes market quotes for some securities are not available or are not representative of market value. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid. In that case, securities may be valued in good faith at fair value, using consistently applied procedures decided on by the trustees. Money market instruments maturing within 60 days are valued at amortized cost, which approximates market value. Assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates quoted by one or more banks or dealers shortly before the close of the Exchange.

The Fund's foreign securities may trade on days that the Exchange is closed and the Fund's daily share price is not calculated. As a result, the Fund's daily share price may be affected and you will not be able to purchase or redeem shares.

OTHER INFORMATION ABOUT YOUR ACCOUNT

SECURITY CONSIDERATIONS

You may give up some level of security by choosing to buy or sell shares by telephone or online, rather than by mail. The Fund uses procedures designed to give reasonable assurance that telephone and online instructions are genuine, including recording the transactions, testing the identity of the shareholder placing the order and sending prompt written confirmation of transactions to the shareholder of record. The Fund, and its service providers, are not liable for acting upon instructions communicated by telephone or online that they believe to be genuine if these procedures are followed.

CONFIRMATION OF YOUR PURCHASES AND REDEMPTIONS

After any transaction, you will receive written confirmation including the share price and the dollar amount and number of shares bought or redeemed. Exception:
Shares purchased under Automatic Investment Plans or redeemed under Systematic Withdrawal Plans will be confirmed quarterly. Partial shares will be calculated to three decimal places.

SHARE CERTIFICATES

To assist in minimizing administrative costs, share certificates will not be issued. Records of share ownership are maintained by the Fund's transfer agent in book entry form.

PURCHASES THROUGH BROKER-DEALERS

You may buy Fund shares through certain broker-dealers or other financial organizations, but these organizations may charge you a fee or may have different minimums for first-time or additional investments which are not applicable if you buy shares directly from the Fund.

THIRD PARTY ADMINISTRATORS

Certain brokerage firms and other companies may provide administrative services (such as sub-transfer agency, recordkeeping or shareholder communications services) to investors purchasing shares of the Fund through those companies. The Fund's advisor or the Fund (if approved by its trustees) may pay fees to these companies for their services. These companies may also be appointed as agents for or authorized by the Fund to accept on its behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Fund.

YEAR 2000 AND EURO READINESS

Mutual funds and businesses around the world could be adversely affected if computers do not properly process date-related information with respect to the Year 2000. Similar adverse affects could result if computers do not properly process information based on the conversion to the Euro, the new currency of the European Union which took effect on January 1, 1999. The Fund's investment managers are addressing these issues for their computers and are getting reasonable assurances from the Fund's other major service providers that they too are addressing these issues to preserve smooth functioning of the Fund's trading, pricing, shareholder account, custodial and other operations. There can be no assurances, however, that all problems will be avoided.

These computer problems could also adversely affect the Fund's investments. Improperly functioning computers may disrupt securities markets generally or result in overall economic uncertainty. Individual companies may also be adversely affected by the cost of fixing their computers, which could be substantial. The Fund's investment managers consider these issues when evaluating investments for the Fund.

REDEMPTIONS IN-KIND

The Fund intends to redeem its shares only for cash, although in order to protect the interest of remaining shareholders, it retains the right to redeem its shares in-kind under unusual circumstances. In-kind payment means payment will be made to you in portfolio securities rather than cash. If this occurs, you will incur transaction costs if you sell the securities for cash. You may have difficulty selling the securities and recovering the amount of your redemption if the securities are illiquid.

REDEMPTIONS BY THE FUND OF CERTAIN ACCOUNTS

To reduce its expenses, the Fund may involuntarily redeem the shares in your account if your balance drops below $250,000 -- but only if it drops below this amount because you have redeemed shares, not because the share value has declined. You will be given 60 days' notice before the Fund undertakes any involuntary redemption. During that time, you may buy more shares to bring your account above the minimum.


DISTRIBUTIONS AND TAXES


DISTRIBUTIONS OF INCOME AND GAINS

Unless you tell us that you want to receive your distributions in cash, they will be reinvested automatically in Fund shares. The Fund generally makes two different kinds of distributions, capital gains from the sale of portfolio securities held by the Fund and net investment income from interest or dividends received on securities held by the Fund. The Fund will distribute any net realized capital gains or investment income annually, normally in December.

YOUR TAXES

You generally will owe tax on amounts distributed to you by the Fund in any non-retirement account whether you reinvest them in additional shares or receive them in cash. Distributions of gains from the sale of assets held by the Fund for more than one year generally are taxable to you at the applicable long-term capital gains rate, regardless of how long you have owned your Fund shares. Distributions from other sources generally are taxed as ordinary income.

Distributions made by the Fund to you will normally be capital gains. A portion of those gains may be net short-term capital gains, which are taxed as ordinary income. The Fund generally will not distribute net investment income, although any net investment income that is generated as a by-product of managing its portfolio will be distributed to you.

If you redeem Fund shares that have appreciated in value, you will have a taxable gain upon redemption. Exchanges are treated as a redemption and purchase for tax purposes. Therefore, you will also have a taxable gain if you exchange shares redeemed that have appreciated in value.

ADDITIONAL TAX INFORMATION

You should consult your own tax advisor about your particular situation. For more information about other tax matters, including backup withholding for certain taxpayers and other tax aspects of redemptions, see the SAI.

TAX-SHELTERED RETIREMENT PLANS


The Fund offers several tax-qualified retirement plans for individuals, businesses and nonprofit organizations. For information about establishing an IRA, Roth IRA, profit-sharing or money purchase pension plan, 403(b) Custodial Account, SEP-IRA, SIMPLE IRA account or other retirement plans, please call
(800) 259-2820 or write to the Berger Funds, P.O. Box 219958, Kansas City, MO 64121. Trustees for existing 401(k) or other plans interested in using Fund shares as an investment or investment alternative in their plans are invited to call the Fund at (800) 259-2820.


ORGANIZATION OF THE FUND


INVESTMENT MANAGER




BERGER ASSOCIATES, INC. (210 University Blvd., Suite 900, Denver, CO 80206) is the Fund's investment advisor. Berger Associates serves as investment advisor, sub-advisor, administrator or sub-administrator to mutual funds and institutional investors. Berger Associates has been in the investment advisory business for 25 years. When acting as investment advisor, Berger Associates is responsible for managing the investment operations of the Fund. For these services, Berger Associates earns a fee at the annual rate of 0.90% of the Fund's average daily net assets. Berger Associates also provides administrative services to the Fund.

AMY K. SELNER, Vice President of Berger Associates, is the Fund's investment manager. Ms. Selner joined Berger Associates as a senior technology analyst in April 1996 and assumed management of the Fund in November 1998. Ms. Selner has more than seven years of experience in the investment industry.


PORTFOLIO TURNOVER

Portfolio changes are made whenever the Fund's investment manager believes that the Fund's goal could be better achieved by investment in another security, regardless of portfolio turnover. At times, portfolio turnover for the Fund may exceed 100% per year. A turnover rate of 100% means the securities owned by the Fund were replaced once during the year. Higher turnover rates may result in higher brokerage costs to the Fund and in higher net taxable gains for you as an investor. The Fund's portfolio turnover rate can be found under the heading "Financial Highlights for the Fund."

SPECIAL FUND STRUCTURE


The Fund offers two classes of shares. The Institutional Shares offered in this prospectus are designed for investors who maintain a minimum account balance of $250,000. The other class of shares, Investor Shares, are offered through a separate prospectus and are available to the general public with a minimum account balance of $2,000. Each class of shares has its own expenses so that share price, performance and distributions will differ between classes. The 12b-1 plan adopted by the Fund applies only to the Investor Shares. For more information on Investor Shares, please call (800) 259-2820.


For more information on the multi-class fund structure, see the SAI.

FINANCIAL HIGHLIGHTS FOR THE FUND


The following financial highlights are for periods before the Fund first began offering the Institutional Shares starting on August 16, 1999. Therefore, the data on the table reflect a 0.25% 12b-1 fee not paid by the Institutional Shares. The information in the table for the years ended September 30, 1995, 1996, 1997 and 1998, was audited by PricewaterhouseCoopers LLP, the Fund's independent accountants. The information for the period ended March 31, 1999, is unaudited.


BERGER SMALL COMPANY GROWTH FUND
For a Share Outstanding Throughout the Periods Presented



                                                Period Ended                               Years Ended
                                                 March 31,                                September 30,
                                                 ---------                                -------------
                                                   1999           1998          1997          1996          1995        1994(1)
                                                   ----           ----          ----          ----          ----         ----
                                                (unaudited)
Net asset value, beginning of period...........    $3.61         $5.33         $4.74         $3.61         $2.74         $2.50
                                                    ----          ----          ----          ----          ----          ----
From investment operations:

         Net investment income (loss)..........    (0.02)         --           (0.05)        (0.03)        (0.02)          --

         Net realized and unrealized gains
                  (losses) on investment and
                  foreign currency
                  transactions.................     0.88         (1.24)         0.84          1.16          0.89          0.24
                                                    ----          ----          ----          ----          ----          ----
Total from investment operations...............     0.86         (1.24)         0.79          1.13          0.87          0.24
                                                    ----          ----          ----          ----          ----          ----
Less dividends and distributions

         Dividends (from net investment
         income)...............................      --             --            --            --            --(2)         --

         Distributions (from capital gains)....    (0.70)        (0.48)        (0.20)           --            --            --

Total dividends and distributions..............    (0.70)        (0.48)        (0.20)           --            --            --

Net asset value, end of period.................    $3.77         $3.61         $5.33         $4.74         $3.61         $2.74
                                                    ====          ====          ====          ====          ====          ====
Total Return(3)................................    26.27%       (24.70)%       17.68%        31.30%        31.90%         9.60%
                                                   =====         =====         =====         =====         =====          ====
Ratios/Supplemental Data:

Net assets, end of period (in thousands).......  $590,456       $561,741       $902,685      $871,467      $522,667       $211,852

Net expense ratio to average net assets(4).....     1.69%(5)    1.48%           1.67%         1.68%         1.89%          2.10%(5)

Ratio of net income (loss) to average net
assets.........................................   (1.20)%(5)   (1.01)%         (1.09)%       (0.97)%       (0.74)%         0.32%(5)

Gross expense ratio to average net assets .....     1.69%(5)    1.59%            1.67%         1.68%         1.89%          2.10%(5)

Portfolio turnover rate(3).....................       66%        97%             111%           91%          109%           108%


1. Period from December 30, 1993 (commencement of investment operations) to September 30, 1994. Other independent accountants audited this information.
2. Dividends from net investment income were less than $0.01 per share.
3. Not annualized for periods of less than one full year.
4. Net expenses represent gross expenses reduced by fees waived by the Advisor.
5. Annualized.

[LOGO]
BERGER -Registered Trademark-

FOR MORE INFORMATION

You may wish to read the Statement of Additional Information (SAI) for more information on the Fund and the securities it invests in. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of the prospectus.

You can get a free copy of the SAI, request other information or get answers to your questions about the Fund by writing or calling the Fund at:

Berger Funds
P.O. Box 219958
Kansas City, MO 64121
(800) 259-2820
bergerfunds.com

Text-only versions of Fund documents can be viewed online or downloaded from the SEC's web site at sec.gov.

You can also obtain copies by visiting the SEC's Public Reference Room in Washington DC. For information on the operation of the Public Reference Room, call (800) SEC-0330. Copies of documents may also be obtained by sending your request and the appropriate fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

INVESTMENT COMPANY ACT FILE NUMBER:
Berger Investment Portfolio Trust  811-8046


  Berger Small Company Growth Fund - Institutional Shares

BERGER FUNDS PROSPECTUS



[Nature photo]




                                          BERGER NEW GENERATION FUND
                                          INSTITUTIONAL SHARES



                                          ___________________, 1999


The Securities and Exchange Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.


Like all mutual funds, an investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will meet its investment goal, and although you have the potential to make money, you could also lose money in the Fund.

CONTENTS

THE BERGER FUNDS-Registered Trademark- are a no-load family of mutual funds. A mutual fund pools money from shareholders and invests in a portfolio of securities. This prospectus offers the class of shares designated as Institutional Shares of the Berger New Generation Fund. These shares are designed for pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as high net worth individuals and financial intermediaries, who are willing to maintain a minimum account balance of $250,000.


BERGER NEW GENERATION FUND-Registered Trademark- - INSTITUTIONAL SHARES    PAGE


INVESTMENT TECHNIQUES, SECURITIES AND ASSOCIATED RISKS                     PAGE
Risk and Investment Glossary                                               PAGE

BUYING SHARES                                                              PAGE
SELLING (REDEEMING) SHARES                                                 PAGE
Exchanging Shares                                                          PAGE
Signature Guarantees/Special Documentation                                 PAGE
Your Share Price                                                           PAGE
Other Information About Your Account                                       PAGE
Distributions and Taxes                                                    PAGE
Tax-Sheltered Retirement Plans                                             PAGE


ORGANIZATION OF THE FUND

Investment Manager                                                         PAGE

Special Fund Structure                                                     PAGE


FINANCIAL HIGHLIGHTS FOR THE FUND                                          PAGE



THE BERGER FUNDS, THE BERGER MOUNTAIN LOGO and BERGER NEW GENERATION FUND are registered trademarks of Berger Associates, Inc.; and other marks referred to herein are the trademarks or registered trademarks of the respective owners thereof.

BERGER NEW GENERATION FUND

INSTITUTIONAL SHARES

Ticker Symbol: Not Available



[icon-profile of head with stock ticker tape in background]

THE FUND'S GOAL AND PRINCIPAL INVESTMENT STRATEGIES

The Fund aims for capital appreciation. In pursuing that goal, the Fund primarily invests in the common stocks of companies with potential for significant earnings growth. The Fund focuses on leading-edge companies with new ideas, technologies or methods of doing business. Its investment manager seeks companies it believes have the potential to change the direction or dynamics of the industries in which they operate or significantly influence the way businesses or consumers conduct their affairs.


The Fund's investment manager generally looks for companies:

- In business sectors characterized by rapid change, regardless of the company's size
- With favorable long-term growth potential due to their new or innovative products or services
- With management and financial strength to fulfill their vision and grow their business.

The Fund invests in common stocks, both domestic and foreign, and other securities with equity features, such as convertible securities and preferred stocks. Due to the Fund's focus on companies with the characteristics described above, the Fund generally is weighted toward small market capitalization companies, although it is free to invest in companies with larger market capitalizations as well. The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation. The Fund's investment manager has in the past and may in the future actively trade the portfolio in pursuit of the Fund's goal. Due to this, the annual portfolio turnover rate may be higher than other Berger Funds.

[icon-left facing profile of head with lightning bolt; right facing profile of head with sunshine]
PRINCIPAL RISKS
You may be interested in the Fund if you are comfortable with above-average risk and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and anticipated events. As a result, the price of the Fund's investments may go down and you could lose money on your investment.

Given the Fund's weighting toward small companies in rapidly changing industries, its share price may fluctuate more than that of funds invested in larger companies or more stable industries. Small companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks. In addition, products and services in rapidly changing industries may be subject to intense competition and rapid obsolescence and may require regulatory approvals prior to their use. The Fund's investments are often focused in a small number of business sectors. In addition, higher turnover rates may result in higher brokerage costs to the Fund and in higher net taxable gains for you as an investor.

See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.

[icon-profile of head with scrolled paper in background]
THE FUND'S PAST PERFORMANCE
The information below shows the Fund's performance since it began operations through December 31, 1998. These returns include reinvestment of all dividends and capital gains distributions and reflect Fund expenses. As with all mutual funds, past performance does not guarantee future results.

Year-by-year returns show you how the Fund's performance has varied by illustrating the differences for each full calendar year since the Fund began.


YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31(1)

                                                1997                1998
40%
30%
20%                                             24.22%              23.00%
10%
0%
(10)%
(20)%

Best quarter:                          12/31/98          32.04%
Worst quarter:                          9/30/98         -18.43%
Calendar year-to-date through 6/30/99:                  [_____]%


Average annual total return is a measure of the Fund's performance over time. The Fund's average annual return is compared with the Standard & Poor's 500 Index (S&P 500). While the Fund does not seek to match the returns of the S&P 500, this index is a good indicator of general stock market performance. You may not invest in the S&P 500 and unlike the Fund, it does not incur fees or charges.


AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 1998(1)

                             1 Year          Life of the Fund
                                             (March 29, 1996)
                The Fund     23.00%            22.87%
                S&P 500      28.74%            28.65%


1. Fund returns are from periods prior to the Fund's adoption of share classes and therefore include a 0.25% 12b-1 fee which has not been paid by the Institutional Shares since the inception of that class on August 16, 1999.

[icon-two coins]
FUND EXPENSES


                                    ANNUAL FUND OPERATING EXPENSES
As a shareholder in the Fund, you   (deducted directly from the Fund)
do not pay any sales loads,
redemption or exchange fees, but    Management fee                         .90%
you do bear indirectly Annual       Other expenses(1)                      .31%
Fund Operating Expenses, which                                             ----
vary from year to year.
                                    TOTAL ANNUAL FUND OPERATING EXPENSES  1.21%



1. "Other expenses" are based on estimated expenses for the Institutional Shares class and include transfer agency fees, shareholder report expenses, registration fees and custodian fees.


UNDERSTANDING EXPENSES

Annual Fund operating expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees.


EXAMPLE COSTS

The following example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:

      -       $10,000 initial investment

      -       5% total return for each year

      -       Fund operating expenses remain the same for each period

      -       Redemption after the end of each period

Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions your costs at the end of each period would be:


Years                               $
------------------------------------
One                              123
Three                            384
Five                             665
Ten                            1,466

INVESTMENT TECHNIQUES, SECURITIES AND ASSOCIATED RISKS

BEFORE YOU INVEST . . .
in the Fund, make sure you understand the risks involved. All investments involve risk. Generally, the greater the risk, the greater the potential for return. The reverse is also generally true, the lower the risk, the lower the potential for return.

LIKE ALL MUTUAL FUNDS, AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THE FUND IS NOT A COMPLETE INVESTMENT PROGRAM, BUT MAY SERVE TO DIVERSIFY OTHER TYPES OF INVESTMENTS IN YOUR PORTFOLIO. THERE IS NO GUARANTEE THAT THE FUND WILL MEET ITS INVESTMENT GOAL, AND ALTHOUGH YOU HAVE THE POTENTIAL TO MAKE MONEY, YOU COULD ALSO LOSE MONEY BY INVESTING IN THE FUND.

The following glossary will help you further understand the risks the Fund takes by investing in certain securities and the investment techniques used by the Fund. You may get more detailed information about the risks of investing in the Fund in the Statement of Additional Information (SAI), including a discussion of debt security ratings in Appendix A to the SAI.


     BORROWING refers to a loan of money from a bank or other financial institution undertaken by the Fund for temporary or emergency reasons only. The Fund will not borrow more than 25% of its total assets. LEVERAGE RISK

     COMMON STOCK is a share of ownership (equity) interest in a company.

     COMPANIES WITH LIMITED OPERATING HISTORIES are securities issued by companies that have been in continuous operation for less than three years. Sometimes called "unseasoned" issuers. MARKET, LIQUIDITY AND INFORMATION RISKS

     CONVERTIBLE SECURITIES(1) are debt or equity securities which may be converted on specified terms into stock of the issuer. MARKET, INTEREST RATE AND CREDIT RISKS

     CORRELATION RISK occurs when the Fund "hedges" - uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to one another the way Fund managers expect them to, then unexpected results may occur.

     CREDIT RISK means that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

     CURRENCY RISK happens when the Fund buys or sells a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency value can cause investment losses when the Fund's investments are converted to U.S. dollars.

     DIVERSIFICATION means a diversified fund may not, with respect to at least 75% of its assets, invest more than 5% in the securities of one company. A nondiversified fund may be more volatile than a diversified fund because it invests more of its assets in a smaller number of companies and the gains or losses on a single stock will therefore have a greater impact on the fund's share price. The Fund is a diversified fund.

     FINANCIAL FUTURES(2) are exchange-traded contracts on securities, securities indexes or foreign currencies that obligate the holder to take or make future delivery of a specified quantity of those underlying securities or currencies on a predetermined future date. Not more than 5% of the Fund's net assets may be used for initial margins for futures and premiums for options. HEDGING, CORRELATION, OPPORTUNITY AND LEVERAGE RISKS

     FOREIGN SECURITIES are issued by companies located outside of the United States. The Fund considers a company to be located outside the United States if the principal securities trading market for its equity securities is located outside the U.S. or it is organized under the laws of, and has a principal
office in, a country other than the U.S.   MARKET, CURRENCY, TRANSACTION,
LIQUIDITY, INFORMATION AND POLITICAL RISKS

     FORWARD FOREIGN CURRENCY CONTRACTS(2) are privately negotiated contracts committing the holder to purchase or sell a specified quantity of a foreign currency on a predetermined future date. HEDGING, CREDIT, CORRELATION, OPPORTUNITY AND LEVERAGE RISKS

     HEDGING RISK comes into play when the Fund uses a security whose value is based on an underlying security or index to "offset" the Fund's position in another security or currency. The objective of hedging is to offset potential losses in one security with gains in the hedge. But a hedge can eliminate or reduce gains as well as offset losses. (Also see "Correlation risk.")

     ILLIQUID AND RESTRICTED SECURITIES are securities which, by rules of their issue or by their nature, cannot be sold readily. These include illiquid Rule 144A securities. The Fund will not invest more than 15% of its net assets in illiquid and restricted securities. MARKET, LIQUIDITY AND TRANSACTION RISKS

     INFORMATION RISK means that information about a security or issuer might not be available, complete, accurate or comparable.

     INTEREST RATE RISK is the risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities are subject to greater interest rate risk.

     INVESTMENT GRADE BONDS are rated BBB (STANDARD & POOR'S) or Baa (MOODY'S) or above. Bonds rated below investment grade are subject to greater credit risk than investment grade bonds. INTEREST RATE, MARKET AND CREDIT RISKS

     LENDING PORTFOLIO SECURITIES to qualified financial institutions is undertaken in order to earn income. The Fund lends securities only on a fully collateralized basis. The Fund may lend portfolio securities only up to 33 1/3% of its total assets. CREDIT RISK

     LEVERAGE RISK occurs in some securities or techniques that tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount that was invested in the contract.

     LIQUIDITY RISK occurs when investments cannot be sold readily. The Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

     MARKET CAPITALIZATION is the total current market value of a company's outstanding common stock.

     MARKET RISK exists in all mutual funds and means the risk that the prices of securities in a market, a sector, or an industry will fluctuate, and that such movements might reduce an investment's value.

     OPPORTUNITY RISK means missing out on an investment opportunity because the assets necessary to take advantage of it are committed to less advantageous investments or strategies.

     OPTIONS(2) are contracts giving the holder the right but not the obligation to purchase or sell a security on or before a predetermined future date for a fixed price. Options on securities indexes are similar, but settle in cash. Not more than 5% of the Fund's net assets may be used for initial margins for futures and premiums for options. HEDGING, CREDIT, CORRELATION AND LEVERAGE RISKS

     POLITICAL RISK comes into play with investments, particularly foreign investments, which may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

     SECTOR FOCUS occurs when a significant portion of the Fund's assets are invested in a relatively small number of related industries. The Fund will not concentrate more than 25% of its total assets in any one industry. Sector focus may increase both market and liquidity risk. ^ MARKET AND LIQUIDITY RISKS


     SMALL AND MID-SIZED COMPANY SECURITIES are securities issued by small or mid-sized companies, as measured by their market capitalization. The market capitalization range targeted by funds investing in small or mid-sized companies varies by fund. In general, the smaller the company, the greater its risks.
^ MARKET, LIQUIDITY AND INFORMATION RISKS


     SPECIAL SITUATIONS are companies about to undergo a structural, financial or management change which may significantly affect the value of their securities. MARKET AND INFORMATION RISKS


     TEMPORARY DEFENSIVE MEASURES increase a fund's investment in government securities and other short-term securities when warranted due to market conditions, without regard to the fund's investment restrictions, policies or normal investment emphasis. OPPORTUNITY RISK


     TRANSACTION RISK means that the Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

     WRITING (SELLING) COVERED CALL OPTIONS(2) is the selling of a contract to another party which gives them the right but not the obligation to buy a particular security from you. The Fund will write call options only if it already owns the security (if it is "covered"). The Fund may only write call options up to 25% of its total assets. OPPORTUNITY, CREDIT AND LEVERAGE RISKS


1. The Fund has no minimum quality standards for convertible securities, although it will not invest in defaulted securities. It also will not invest 20% or more of its assets in convertible securities rated below investment grade or in unrated convertible securities that the sub-advisor considers to be below investment grade.

2. The Fund may use futures, forwards and options only for hedging. Not more than 5% of the Fund's net assets may be used for initial margins for futures and premiums for options, although the Fund may have more at risk under these contracts than the initial margin or premium. However, the Fund's aggregate obligations under these contracts may not exceed the total market value of the assets being hedged, such as some or all of the value of the Fund's equity securities.

^    The security or technique is emphasized by the Fund.

BUYING SHARES

                         SEND NEW ACCOUNT APPLICATIONS TO
                         Berger Funds
                         P.O. Box 219958
                         Kansas City, MO 64121

                         OR FOR OVERNIGHT, CERTIFIED OR REGISTERED MAIL ONLY Berger Funds
                         330 West 9th Street, 1st Floor
                         Kansas City, MO 64105

                         Minimums:
                         Initial investment                          $250,000
                         Subsequent investments                    No minimum

BY MAIL

     Read this prospectus.

     Fill out the application if you are opening a new account.

     Make out a check to BERGER FUNDS for the amount you want to invest.

     Send the application and a check to the Berger Funds in the envelope provided.

     To add to an existing account, be sure to include your account number on your check and mail it to the appropriate address above.

BY WIRE OR ELECTRONIC FUNDS TRANSFER

     Payment may be made from your bank to the Berger Funds.

     Call (800) 960-8427 for current wire or electronic funds transfer instructions.

BY TELEPHONE

     If you already have a Berger Funds account, you may purchase additional shares by telephone order.

     You must pay for them within three business days by wire, electronic funds transfer or overnight delivery of a check.

     Call (800) 960-8427 for current wire or electronic funds transfer instructions.

BY ONLINE ACCESS

     If you have established a Berger Funds account with electronic funds transfer privileges, you may purchase additional shares via online access.

     You will find us online at bergerfunds.com.

BY AUTOMATIC INVESTMENT PLAN

     To automatically purchase more shares on a regular basis, fill out the Automatic Investment Plan section of the application.

     Investments are transferred automatically from your bank account.

     See details on the application.

     ALL SHAREHOLDERS ARE AUTOMATICALLY GRANTED TELEPHONE AND ONLINE TRANSACTION PRIVILEGES UNLESS THEY DECLINE THEM EXPLICITLY IN WRITING, EITHER ON THE ACCOUNT APPLICATION OR BY WRITING TO THE BERGER FUNDS AT THE ADDRESS ABOVE.

     YOU MAY GIVE UP SOME LEVEL OF SECURITY BY CHOOSING TO BUY AND SELL SHARES BY TELEPHONE OR ONLINE RATHER THAN BY MAIL. IN TIMES OF EXTREME ECONOMIC OR MARKET CONDITIONS, TRANSACTIONS BY TELEPHONE OR ONLINE MAY BE DIFFICULT.

IMPORTANT NOTES ABOUT PAYING FOR YOUR SHARES

     Your check must be made payable to BERGER FUNDS.

     You may NOT purchase shares by cash, credit card, third-party checks or checks drawn on foreign banks.

     Subject to approval by the Fund, you may purchase Fund shares with liquid securities that the Fund is eligible to purchase. These securities must have a value that can be readily determined in accordance with the Fund's valuation policies. You may pay for Fund shares with securities only if it is the investment manager's intention to retain them in the Fund's portfolio. The Fund may amend or terminate this practice at any time.

     Orders not paid for on time will be canceled and shares will be redeemed from your account to compensate for any decline in price of the shares canceled.

     The Fund reserves the right to reject any order and to waive, reduce or increase minimums following notice.

SELLING (REDEEMING) SHARES

BY MAIL

     Send a written request indicating your account number and the dollar amount or number of shares you are redeeming to the appropriate address shown under "Buying Shares."

     Your request must be signed by each registered shareholder, with the signature(s) appearing exactly as they do on your account registration.

     Include any necessary Signature Guarantees.  See
     "Signature Guarantees/Special Documentation" below.

BY TELEPHONE

     Call (800) 960-8427.

BY ONLINE ACCESS

     You will find us online at bergerfunds.com.

     FOR LIMITATIONS ON TELEPHONE AND ONLINE REDEMPTIONS SEE "SIGNATURE GUARANTEES / SPECIAL DOCUMENTATION" BELOW.

     TELEPHONE AND ONLINE REDEMPTIONS ARE NOT AVAILABLE FOR SHARES HELD IN RETIREMENT ACCOUNTS SPONSORED BY THE FUND.

BY SYSTEMATIC WITHDRAWAL PLAN

     A systematic withdrawal plan may be established if you own shares in the Fund worth at least $5,000.

     Shares may be redeemed automatically ($50 minimum) monthly, quarterly, semi-annually or annually.

     Call (800) 960-8427 for more information and forms.

IMPORTANT NOTES ABOUT PAYMENT FOR YOUR REDEEMED SHARES


     Generally, payment for your redeemed shares will be sent to you within three business days after receipt of your redemption request in good order.


     You may receive payment for redeemed shares via wire or electronic funds transfer. You may elect these services on the account application or send to the Berger Funds a written request providing your bank information with your signature guaranteed. (See "Signature
     Guarantees/Special Documentation" below.)

     A wire transfer will be sent the next business day after receipt of your order, and an electronic funds transfer will be sent the second business day after receipt of your order.

     Proceeds from the redemption of shares purchased by check may be delayed until full payment for the shares has been received and cleared, which may take up to 15 days from the purchase date.

INFORMATION ABOUT YOUR ACCOUNT

EXCHANGING SHARES

Shares of the Fund may be exchanged for shares of any other publicly available Berger Funds by calling (800) 960-8427. When exchanging shares:

- Each account must be registered identically -- have the same signatures and addresses.

-   Each Fund must be legally eligible for sale in your state of residence.

- You may exchange out of each of the Berger Funds up to four times per calendar year.

-   You may exchange by telephone, online access or mail.

- You are responsible for obtaining and reading the prospectus for the fund into which you are exchanging.

- An exchange out of a Berger Fund results in the sale of that fund's shares and the purchase of another, normally resulting in a taxable event for you.

- Exchanges into any new fund are subject to that fund's initial and subsequent investment minimums.


The Fund may terminate or modify the exchange privilege in the future.


SIGNATURE GUARANTEES/SPECIAL DOCUMENTATION

The Fund uses Signature Guarantees to protect you and the Fund from possible fraudulent requests for redeemed shares. Your redemption request must be in writing and accompanied by a Signature Guarantee if:

- You request that payment be made to a name other than the one on your account registration.

- You request that payment be mailed to an address which has been changed within 30 days of your redemption request or to an address other than the one of record.

-   You change or add information relating to your designated bank.

The Berger Funds reserve the right to require Signature Guarantees under other certain circumstances.

You can get a Signature Guarantee from most broker-dealers, national or state banks, credit unions, federal savings and loan associations or other eligible institutions. YOU CANNOT OBTAIN A SIGNATURE GUARANTEE FROM A NOTARY PUBLIC.

Make sure the Signature Guarantee appears:

- Together with the signature(s) of all registered owner(s) of the redeemed shares on the written redemption request.

- On any share certificates you hold for the redeemed shares or on a separate statement of assignment (stock power) which may be obtained from a bank or broker.

Additional documents are required for redemptions by corporations, executors, administrators, trustees and guardians. For instructions, call (800) 960-8427 or write to the Berger Funds, P.O. Box 219958, Kansas City, MO 64121.

YOUR SHARE PRICE

The price at which you buy, sell or exchange Fund shares is the share price or net asset value (NAV). The share price for the Institutional Shares of the Fund is determined by adding the Institutional Shares' pro rata portion of the total value of the Fund's investments, cash and other assets, deducting the Institutional Shares' pro rata portion of the Fund's liabilities and the liabilities attributable directly to the Institutional Shares, and then dividing that value by the total number of the Institutional Shares outstanding. Share price is calculated separately for each class of Fund shares.

The Fund's share price is calculated at the close of the regular trading session of the New York Stock Exchange (normally 4:00 p.m. New York time) each day that the Exchange is open. Share price is not calculated on the days that the Exchange is closed.

FOR A PURCHASE, REDEMPTION OR EXCHANGE OF FUND SHARES, YOUR PRICE IS THE SHARE PRICE NEXT CALCULATED AFTER YOUR REQUEST IS RECEIVED IN GOOD ORDER BY THE FUND, ITS AUTHORIZED AGENT OR DESIGNEE. TO RECEIVE A SPECIFIC DAY'S PRICE, YOUR REQUEST MUST BE RECEIVED BEFORE THE CLOSE OF THE NEW YORK STOCK EXCHANGE ON THAT DAY.

When the Fund calculates its share price, it values the securities it holds at market value. Sometimes market quotes for some securities are not available or are not representative of market value. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid. In that case, securities may be valued in good faith at fair value, using consistently applied procedures decided on by the trustees. Money market instruments maturing within 60 days are valued at amortized cost, which approximates market value. Assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates quoted by one or more banks or dealers shortly before the close of the Exchange.

The Fund's foreign securities may trade on days that the Exchange is closed and the Fund's daily share price is not calculated. As a result, the Fund's daily share price may be affected and you will not be able to purchase or redeem shares.

OTHER INFORMATION ABOUT YOUR ACCOUNT

SECURITY CONSIDERATIONS

You may give up some level of security by choosing to buy or sell shares by telephone or online, rather than by mail. The Fund uses procedures designed to give reasonable assurance that telephone and online instructions are genuine, including recording the transactions, testing the identity of the shareholder placing the order and sending prompt written confirmation of transactions to the shareholder of record. The Fund, and its service providers, are not liable for acting upon instructions communicated by telephone or online that they believe to be genuine if these procedures are followed.

CONFIRMATION OF YOUR PURCHASES AND REDEMPTIONS

After any transaction, you will receive written confirmation including the share price and the dollar amount and number of shares bought or redeemed. Exception:
Shares purchased under Automatic Investment Plans or redeemed under Systematic Withdrawal Plans will be confirmed quarterly. Partial shares will be calculated to three decimal places.

SHARE CERTIFICATES

To assist in minimizing administrative costs, share certificates will not be issued. Records of share ownership are maintained by the Fund's transfer agent in book entry form.

PURCHASES THROUGH BROKER-DEALERS

You may buy Fund shares through certain broker-dealers or other financial organizations, but these organizations may charge you a fee or may have different minimums for first-time or additional investments which are not applicable if you buy shares directly from the Fund.

THIRD PARTY ADMINISTRATORS

Certain brokerage firms and other companies may provide administrative services (such as sub-transfer agency, recordkeeping or shareholder communications services) to investors purchasing shares of the Fund through those companies. The Fund's advisor or the Fund (if approved by its trustees) may pay fees to these companies for their services. These companies may also be appointed as agents for or authorized by the Fund to accept on its behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Fund.

YEAR 2000 AND EURO READINESS

Mutual funds and businesses around the world could be adversely affected if computers do not properly process date-related information with respect to the Year 2000. Similar adverse affects could result if computers do not properly process information based on the conversion to the Euro, the new currency of the European Union which took effect on January 1, 1999. The Fund's investment managers are addressing these issues for their computers and are getting reasonable assurances from the Fund's other major service providers that they too are addressing these issues to preserve smooth functioning of the Fund's trading, pricing, shareholder account, custodial and other operations. There can be no assurances, however, that all problems will be avoided.

These computer problems could also adversely affect the Fund's investments. Improperly functioning computers may disrupt securities markets generally or result in overall economic uncertainty. Individual companies may also be adversely affected by the cost of fixing their computers, which could be substantial. The Fund's investment managers consider these issues when evaluating investments for the Fund.

REDEMPTIONS IN-KIND

The Fund intends to redeem its shares only for cash, although in order to protect the interest of remaining shareholders, it retains the right to redeem its shares in-kind under unusual circumstances. In-kind payment means payment will be made to you in portfolio securities rather than cash. If this occurs, you will incur transaction costs if you sell the securities for cash. You may have difficulty selling the securities and recovering the amount of your redemption if the securities are illiquid.

REDEMPTIONS BY THE FUND OF CERTAIN ACCOUNTS

To reduce its expenses, the Fund may involuntarily redeem the shares in your account if your balance drops below $250,000 -- but only if it drops below this amount because you have redeemed shares, not because the share value has declined. You will be given 60 days' notice before the Fund undertakes any involuntary redemption. During that time, you may buy more shares to bring your account above the minimum.


DISTRIBUTIONS AND TAXES


DISTRIBUTIONS OF INCOME AND GAINS

Unless you tell us that you want to receive your distributions in cash, they will be reinvested automatically in Fund shares. The Fund generally makes two different kinds of distributions, capital gains from the sale of portfolio securities held by the Fund and net investment income from interest or dividends received on securities held by the Fund. The Fund will distribute any net realized capital gains or investment income annually, normally in December.

YOUR TAXES

You generally will owe tax on amounts distributed to you by the Fund in any non-retirement account whether you reinvest them in additional shares or receive them in cash. Distributions of gains from the sale of assets held by the Fund for more than one year generally are taxable to you at the applicable long-term capital gains rate, regardless of how long you have owned your Fund shares. Distributions from other sources generally are taxed as ordinary income.

Distributions made by the Fund to you will normally be capital gains. A portion of those gains may be net short-term capital gains, which are taxed as ordinary income. The Fund generally will not distribute net investment income, although any net investment income that is generated as a by-product of managing its portfolio will be distributed to you.

If you redeem Fund shares that have appreciated in value, you will have a taxable gain upon redemption. Exchanges are treated as a redemption and purchase for tax purposes. Therefore, you will also have a taxable gain if you exchange shares redeemed that have appreciated in value.

ADDITIONAL TAX INFORMATION

You should consult your own tax advisor about your particular situation. For more information about other tax matters, including backup withholding for certain taxpayers and other tax aspects of redemptions, see the SAI.

TAX-SHELTERED RETIREMENT PLANS


The Fund offers several tax-qualified retirement plans for individuals, businesses and nonprofit organizations. For information about establishing an IRA, Roth IRA, profit-sharing or money purchase pension plan, 403(b) Custodial Account, SEP-IRA, SIMPLE IRA account or other retirement plans, please call
(800) 259-2820 or write to the Berger Funds, P.O. Box 219958, Kansas City, MO 64121. Trustees for existing 401(k) or other plans interested in using Fund shares as an investment or investment alternative in their plans are invited to call the Fund at (800) 259-2820.


ORGANIZATION OF THE FUND


INVESTMENT MANAGER



BERGER ASSOCIATES, INC. (210 University Blvd., Suite 900, Denver, CO 80206) is the Fund's investment advisor. Berger Associates serves as investment advisor, sub-advisor, administrator or sub-administrator to mutual funds and institutional investors. Berger Associates has been in the investment advisory business for 25 years. When acting as investment advisor, Berger Associates is responsible for managing the investment operations of the Fund. For these services, Berger Associates earns a fee at the annual rate of 0.90% of the Fund's average daily net assets. Berger Associates also provides administrative services to the Fund.

MARK S. SUNDERHUSE, Senior Vice President of Berger Associates, is the investment manager of the Fund. Mr. Sunderhuse joined Berger Associates in January 1998 and assumed management of the Fund in January 1999.
 Mr. Sunderhuse has more than ten years of experience in the investment management industry.


PORTFOLIO TURNOVER

Portfolio changes are made whenever the Fund's investment manager believes that the Fund's goal could be better achieved by investment in another security, regardless of portfolio turnover. At times, portfolio turnover for the Fund may exceed 100% per year. A turnover rate of 100% means the securities owned by the Fund were replaced once during the year. Higher turnover rates may result in higher brokerage costs to the Fund and in higher net taxable gains for you as an investor. The Fund's portfolio turnover rate can be found under the heading "Financial Highlights for the Fund."

SPECIAL FUND STRUCTURE


The Fund offers two classes of shares. The Institutional Shares offered in this prospectus are designed for investors who maintain a minimum account balance of $250,000. The other class of shares, Investor Shares, are offered through a separate prospectus and are available to the general public with a minimum account balance of $2,000. Each class of shares has its own expenses so that share price, performance and distributions will differ between classes. The 12b-1 plan adopted by the Fund applies only to the Investor Shares. For more information on Investor Shares, please call (800) 259-2820.


For more information on the multi-class fund structure, see the SAI.

FINANCIAL HIGHLIGHTS FOR THE FUND


The following financial highlights are for periods before the Fund first began offering the Institutional Shares starting on August 16, 1999. Therefore, the data on the table reflect a 0.25% 12b-1 fee not paid by the Institutional Shares. The information in the table for the periods/years ended September 30, 1996, 1997 and 1998, was audited by PricewaterhouseCoopers LLP, the Fund's independent accountants. The information for the period ended March 31, 1999, is unaudited.


BERGER NEW GENERATION FUND

For a Share Outstanding Throughout the Periods Presented


                                                                          Period Ended                  Years Ended
                                                                            March 31,                  September 30,
                                                                            ---------                  -------------
                                                                              1999           1998           1997        1996(1)
                                                                              ----           ----           ----        ----
                                                                          (unaudited)
Net asset value, beginning of period................................       $  12.66        $  14.72      $  11.82       $10.00
                                                                            -------         -------       -------      -------
From investment operations:
       Net investment income (loss)................................           (0.10)             --         (0.13)        0.56
       Net realized and unrealized gains (losses) on investment and
                  foreign currency transactions....................            6.16           (2.06)         3.64         1.26
                                                                            -------         -------       -------      -------
Total from investment operations...................................            6.06           (2.06)         3.51         1.82
                                                                            -------         -------       -------      -------
Less dividends and distributions
       Dividends (from net investment income)......................              --              --         (0.61)          --
       Distributions (from capital gains)..........................           (0.50)             --          0.00           --
Total dividends and distributions..................................           (0.50)             --         (0.61)          --
Net asset value, end of period.....................................        $  18.22        $  12.66      $  14.72       $11.82
                                                                            -------         -------       -------      -------
                                                                            -------         -------       -------      -------
Total Return(2)....................................................           49.05%         (13.99)%       31.53%       18.20%
                                                                            -------         -------       -------      -------
                                                                            -------         -------       -------      -------
Ratios/Supplemental Data:
Net assets, end of period (in thousands)...........................        $160,372        $113,693      $190,164     $116,912
Net expense ratio to average net assets (3) .......................            1.72%(4)        1.72%         1.89%        1.90%(4)
Ratio of net income (loss) to average net assets...................          (1.33)%(4)       (1.37)%       (1.51)%      12.35%(4)
Gross expense ratio to average net assets .........................            1.72%(4)        1.72%         1.89%        2.09%(4)
Portfolio turnover rate (2)........................................              95%            243%          184%         474%(5)

1. Period from March 29, 1996 (commencement of investment operations) to September 30, 1996.
2. Not annualized for periods of less than one full year.
3. Net expenses represent gross expenses reduced by fees waived by the Advisor.
4. Annualized.
5. Portfolio turnover was greater than anticipated during this period as a result of portfolio transactions undertaken in response to volatile markets and the short tax year for its initial period of operations.

[LOGO]
BERGER-Regestered Trademark-


FOR MORE INFORMATION

You may wish to read the Statement of Additional Information (SAI) for more information on the Fund and the securities it invests in. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of the prospectus.

You can get a free copy of the SAI, request other information or get answers to your questions about the Fund by writing or calling the Fund at:

Berger Funds
P.O. Box 219958
Kansas City, MO 64121
(800) 259-2820
bergerfunds.com

Text-only versions of Fund documents can be viewed online or downloaded from the SEC's web site at sec.gov.

You can also obtain copies by visiting the SEC's Public Reference Room in Washington DC. For information on the operation of the Public Reference Room, call (800) SEC-0330. Copies of documents may also be obtained by sending your request and the appropriate fee to the SEC's Public Reference Section, Washington, DC 20549-6009.






INVESTMENT COMPANY ACT FILE NUMBER:

Berger Investment Portfolio Trust  811-8046
  Berger New Generation Fund - Institutional Shares

                          BERGER SMALL COMPANY GROWTH FUND

                   (A SERIES OF BERGER INVESTMENT PORTFOLIO TRUST)
                                 INSTITUTIONAL SHARES



                         STATEMENT OF ADDITIONAL INFORMATION
                         SHAREHOLDER SERVICES: 1-800-960-8427



     This Statement of Additional Information ("SAI") is not a prospectus. It relates to the Prospectus for the Berger Small Company Growth Fund (the "Fund") -- Institutional Shares, dated [___________], 1999, as it may be amended or supplemented from time to time, which may be obtained by writing the Fund at P.O. Box 5005, Denver, Colorado 80217, or calling 1-800-706-0539.


     This SAI is about the class of shares of the Fund designated as Institutional Shares. Institutional Shares are designed for pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as high net worth individuals, who are willing to maintain a minimum account balance of $250,000. Shares of the Fund may be offered through certain financial intermediaries that may charge their customers transaction or other fees with respect to the customers' investment in the Fund.

     The following financial statements of the Fund are incorporated herein by reference:


- The audited financial statements of the Fund for the fiscal year ended September 30, 1998, from the Fund's 1998 Annual Report to Shareholders, dated September 30, 1998.
- The unaudited financial statements of the Fund for the semi-annual period ended March 31, 1999, from the Fund's Semi-Annual Report to Shareholders, dated March 31, 1999.


     Copies of these Annual and Semi-Annual Reports are available, without charge, upon request, by calling 1-800-333-1001.




                              DATED [_________], 1999

                                  TABLE OF CONTENTS
                                          &
                            CROSS-REFERENCES TO PROSPECTUS
--------------------------------------------------------------------------------
TABLE OF CONTENTS                        CROSS-REFERENCES TO
                                         RELATED DISCLOSURES
                                         IN PROSPECTUS
--------------------------------------------------------------------------------
 Introduction                            Contents
--------------------------------------------------------------------------------
 1. Investment Strategies and Risks of   Berger Small Company Growth Fund;
 the Fund                                Investment Techniques, Securities and
                                         Associated Risks
--------------------------------------------------------------------------------
 2. Investment Restrictions              Berger Small Company Growth Fund;
                                         Investment Techniques, Securities and
                                         Associated Risks
--------------------------------------------------------------------------------
 3. Management of the Fund               Berger Small Company Growth Fund;
                                         Organization of the Fund
--------------------------------------------------------------------------------
 4. Investment Advisor                   Berger Small Company Growth Fund;
                                         Organization of the Fund
--------------------------------------------------------------------------------
 5. Expenses of the Fund                 Berger Small Company Growth Fund;
                                         Financial Highlights for the Fund;
                                         Organization of the Fund
--------------------------------------------------------------------------------
 6. Brokerage Policy                     Berger Small Company Growth Fund;
                                         Organization of the Fund
--------------------------------------------------------------------------------
 7. How to Purchase and Redeem Shares    Buying Shares; Exchanging Shares
 in the Fund
--------------------------------------------------------------------------------
 8. How the Net Asset Value is           Your Share Price
 Determined
--------------------------------------------------------------------------------
 9. Income Dividends, Capital Gains      Distributions and Taxes
 Distributions and Tax Treatment
--------------------------------------------------------------------------------
 10. Suspension of Redemption Rights     Other Information About Your Account
--------------------------------------------------------------------------------
 11. Tax-Sheltered Retirement Plans      Tax-Sheltered Retirement Plans
--------------------------------------------------------------------------------
 12. Exchange Privilege                  Exchanging Shares
--------------------------------------------------------------------------------
 13. Performance Information             Berger Small Company Growth Fund;
                                         Financial Highlights for the Fund;
--------------------------------------------------------------------------------
 14. Additional Information              Organization of the Fund; Special Fund
                                         Structure
--------------------------------------------------------------------------------
 Financial Information                   Financial Highlights for the Fund
--------------------------------------------------------------------------------

                                     INTRODUCTION

     The Fund described in this SAI is a mutual fund, or open-end, management investment company. The Fund is a diversified fund.

1.   INVESTMENT STRATEGIES AND RISKS OF THE FUND

     The Prospectus describes the investment objective of the Fund and the principal investment policies and strategies used to achieve that objective. It also describes the principal risks of investing in the Fund.

     This section contains supplemental information concerning the types of securities and other instruments in which the Fund may invest, the investment policies and portfolio strategies that the Fund may utilize and certain risks attendant to those investments, policies and strategies.

     COMMON AND PREFERRED STOCKS. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis. Profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay dividends, the Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividends. Such investments would be made primarily for their capital appreciation potential. All investments in stocks are subject to market risk, meaning that their prices may move up and down with the general stock market, and that such movements might reduce their value.

     DEBT SECURITIES. Debt securities (such as bonds or debentures) are fixed-income securities which bear interest and are issued by corporations or governments. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal on a specific maturity date. In addition to market risk, debt securities are generally subject to two other kinds of risk: credit risk and interest rate risk. Credit risk refers to the ability of the issuer to meet interest or principal payments as they come due. The lower the rating given a security by a rating service (such as Moody's Investor Service ("Moody's") and Standard & Poor's ("S&P")), the greater the credit risk the rating service perceives with respect to that security. The Fund will not purchase any nonconvertible securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P). In cases where the ratings assigned by more than one rating agency differ, the Fund will consider the security as rated in the higher category. If nonconvertible securities purchased by the Fund are downgraded to below investment grade following purchase, the trustees of the Fund, in consultation with the Fund's advisor, will determine what action, if any, is appropriate in light of all relevant
circumstances.   For a further discussion of debt security ratings, see Appendix
A to this SAI.

     Interest rate risk refers to the fact that the value of fixed-income securities (like debt securities) generally fluctuates in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the price of fixed-income securities held by the Fund. Conversely, during periods of rising interest rates, the value of fixed-income securities held by the Fund will generally decline. Longer-term securities are generally more sensitive to interest rate changes and are more volatile than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks.

     Certain debt securities can also present prepayment risk. For example, a security may contain redemption and call provisions. If an issuer exercises these provisions when interest rates are declining, the Fund could sustain investment losses as well as have to reinvest the proceeds from the security at lower interest rates, resulting in a decreased return for the Fund.

     CONVERTIBLE SECURITIES. The Fund may also purchase debt or equity securities which are convertible into common stock when the Fund's advisor believes they offer the potential for a higher total return than nonconvertible securities. While fixed-income securities generally have a priority claim on a corporation's assets over that of common stock, some of the convertible securities which the Fund may hold are high-yield/high-risk securities that are subject to special risks, including the risk of default in interest or principal payments which could result in a loss of income to the Fund or a decline in the market value of the securities. Convertible securities often display a degree of market price volatility that is comparable to common stocks. The credit risk associated with convertible securities generally is reflected by their ratings by organizations such as Moody's or S&P or a similar determination of creditworthiness by the Fund's advisor. The Fund has no pre-established minimum quality standards for convertible securities and may invest in convertible securities of any quality, including lower rated or unrated securities.
However, the Fund will not invest in any security in default at the time of purchase, and the Fund will invest less than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade. If convertible securities purchased by the Fund are downgraded following purchase, or if other circumstances cause 20% or more of the Fund's assets to be invested in convertible securities rated below investment grade, the trustees of the Fund, in consultation with the Fund's advisor, will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to this SAI.

     SPECIAL SITUATIONS. The Fund may also invest in "special situations." Special situations are companies that have recently experienced or are anticipated to experience a significant change in structure, management, products or services which may significantly affect the value of their securities. Examples of special situations are companies being reorganized or merged, companies emerging from bankruptcy, companies introducing unusual new products or which enjoy particular tax advantages. Other examples are companies experiencing changes in senior management, extraordinary corporate events, significant changes in cost or capital structure or which are believed to be probable takeover candidates. The opportunity to invest in special situations, however, is limited and depends in part on the market's assessment of these companies and their circumstances. By its nature, a "special situation" company involves to some degree a break with the company's past experience. This creates greater uncertainty and potential risk of loss than if the company were operating according to long-established patterns. In addition, stocks of companies in special situations may decline or not appreciate as expected if an anticipated change or development does not occur or is not assessed by the market as favorably as expected.


     SECURITIES OF SMALLER COMPANIES. The Fund may invest in securities of companies with small or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (that is, more abrupt or erratic price movements) than investments in larger, more mature companies since smaller companies may be at an earlier stage of development and may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Smaller companies also may be less significant factors within their industries and may have difficulty withstanding competition from larger companies. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

     SECURITIES OF COMPANIES WITH LIMITED OPERATING HISTORIES. The Fund may invest in securities of companies with limited operating histories. The Fund considers these to be securities of companies with a record of less than three years' continuous operation, even including the operations of any predecessors and parents. (These are sometimes referred to as "unseasoned issuers.") These companies by their nature have only a limited operating history which can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature companies. In addition, many of these companies may also be small companies and involve the risks and price volatility associated with smaller companies.

     INITIAL PUBLIC OFFERINGS. The Fund may invest in a company's securities at the time the company first offers securities to the public, that is, at the time of the company's initial public offering or IPO. Although companies can be any age or size at the time of their IPOs, they are often smaller and have a limited operating history, which involve a greater potential for the value of their securities to be impaired following the IPO. See "Securities of Smaller Companies" and "Securities of Companies with Limited Operating Histories" above. In addition, market psychology prevailing at the time of an IPO can have a substantial and unpredictable effect on the price of an IPO security, causing the price of a company's securities to be particularly volatile at the time of its IPO and for a period thereafter. As a result, the Fund's advisor might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss to the Fund. The advisor's trade allocation procedures govern which of its advised accounts participate in any IPO. See the heading "Trade Allocations" under Section 4 below.

     FOREIGN SECURITIES. The Fund may invest in foreign securities, which may be traded in foreign markets and denominated in foreign currency. The Fund's investments may also include American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) which are similar to ADRs, in bearer form, designed for use in the European securities markets, and in Global Depositary Receipts
(GDRs).

     Investments in foreign securities involve some risks that are different from the risks of investing in securities of U.S. issuers, such as the risk of adverse political, social, diplomatic and economic developments and, with respect to certain countries, the possibility of expropriation, taxes imposed by foreign countries or limitations on the removal of monies or other assets of the Fund. Moreover, the economies of individual foreign countries will vary in comparison to the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Securities of some foreign companies, particularly those in developing countries, are less liquid and more volatile than securities of comparable domestic companies. A developing country generally is considered to be in the initial stages of its industrialization cycle. Investing in the securities of developing countries may involve exposure to economic structures that are less diverse and mature, and to political systems that can be expected to have less stability than developed countries.

     There also may be less publicly available information about foreign issuers and securities than domestic issuers and securities, and foreign issuers generally are not subject to accounting, auditing and financial reporting standards, requirements and practices comparable to those applicable to domestic issuers. Also, there is generally less government supervision and regulation of exchanges, brokers, financial institutions and issuers in foreign countries than there is in the U.S. Foreign financial markets typically have substantially less volume than U.S. markets. Foreign markets also have different clearance and settlement procedures and, in certain markets, delays or other factors could make it difficult to effect transactions, potentially causing the Fund to experience losses or miss investment opportunities.

     Costs associated with transactions in foreign securities are generally higher than with transactions in U.S. securities. The Fund will incur greater costs in maintaining assets in foreign jurisdictions and in buying and selling foreign securities generally, resulting in part from converting foreign currencies into U.S. dollars. In addition, the Fund might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts, which may heighten the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

     If the Fund is invested in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of the investments in its portfolio and the unrealized appreciation or depreciation of investments insofar as U.S. investors are concerned. If the foreign currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the foreign currency against the U.S. dollar would adversely affect the dollar value of the foreign securities. Foreign currency exchange rates are determined by forces of supply and demand on the foreign exchange markets, which are in turn affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

     PASSIVE FOREIGN INVESTMENT COMPANIES (PFICs). The Fund may purchase the securities of certain companies considered Passive Foreign Investment Companies (PFICs) under U.S. tax laws. For certain types of PFICs, in addition to bearing their proportionate share of the Fund's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such PFIC. PFIC investments also may be subject to less favorable U.S. tax treatment, as discussed in Section 9 below.

     ILLIQUID AND RESTRICTED SECURITIES. The Fund is authorized to invest in securities which are illiquid or not readily marketable because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, no ready market is available. However, the Fund will not purchase any such security, the purchase of which would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Investments in illiquid securities involve certain risks to the extent that the Fund may be unable to dispose of such a security at the time desired or at a reasonable price or, in some cases, may be unable to dispose of it at all. In addition, in order to resell a restricted security, the Fund might have to incur the potentially substantial expense and delay associated with effecting registration. If securities become illiquid following purchase or other circumstances cause more than 15% of the Fund's net assets to be invested in illiquid securities, the trustees of the Fund, in consultation with the Fund's advisor, will determine what action, if any, is appropriate in light of all relevant circumstances.

     Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of this restriction. Pursuant to guidelines established by the trustees, the Fund's advisor will determine whether securities eligible for resale to qualified institutional buyers pursuant to SEC Rule 144A under the Securities Act of 1933 should be treated as illiquid investments considering, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and
(4) the nature of the security and the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer). The liquidity of the Fund's investments in Rule 144A securities could be impaired if qualified institutional buyers become uninterested in purchasing these securities.

     REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements with various financial organizations, including commercial banks, registered broker-dealers and registered government securities dealers. A repurchase agreement is an agreement under which the Fund acquires a debt security (generally a debt security issued or guaranteed by the U.S. government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value equal to or in excess of the value of the repurchase agreement and are held by the Fund's custodian bank until repurchased. In addition, the trustees will establish guidelines and standards for review by the investment advisor of the creditworthiness of any bank, broker or dealer party to a repurchase agreement with the Fund. The Fund will not enter into a repurchase agreement maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in such repurchase agreements and other illiquid securities.

     These transactions must be fully collateralized at all times by debt securities (generally a security issued or guaranteed by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit), but involve certain risks, such as credit risk to the Fund if the other party defaults on its obligation and the Fund is delayed or prevented from liquidating
the collateral.   For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed and delayed. Further, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. The Fund expects that these risks can be controlled through careful monitoring procedures.

     WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Fund may purchase and sell securities on a when-issued or delayed delivery basis. However, the Fund currently does not intend to purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities. When-issued or delayed delivery transactions arise when securities (normally, obligations of issuers eligible for investment by the Fund) are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield. However, the yield available on a comparable security when delivery takes place may vary from the yield on the security at the time that the when-issued or delayed delivery transaction was entered into. Any failure to consummate a when-issued or delayed delivery transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When-issued and delayed delivery transactions may generally be expected to settle within one month from the date the transactions are entered into, but in no event later than 90 days. However, no payment or delivery is made by the Fund until it receives delivery or payment from the other party to the transaction.

     When the Fund purchases securities on a when-issued basis, it will maintain in a segregated account with its custodian cash, U.S. government securities or other liquid assets having an aggregate value equal to the amount of such purchase commitments, until payment is made. If necessary, additional assets will be placed in the account daily so that the value of the account will equal or exceed the amount of the Fund's purchase commitments.

     LENDING OF PORTFOLIO SECURITIES. The Fund may lend its securities to qualified institutional investors (such as brokers, dealers or other financial organizations) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. Loans of securities by the Fund will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. Government or its agencies. The collateral will equal at least 100% of the current market value of the loaned securities, marked-to-market on a daily basis. By lending its securities, the Fund will be attempting to generate income through the receipt of interest on the loan which, in turn, can be invested in additional securities to pursue the Fund's investment objective. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

     The Fund may lend its portfolio securities to qualified brokers, dealers, banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940, or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "Commission") thereunder, which currently require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time and (d) the Fund receives reasonable interest on the loan, which interest may include the Fund's investing cash collateral in interest bearing short-term investments, and (e) the Fund receives all dividends and distributions on the loaned securities and any increase in the market value of the loaned securities.

     The Fund bears risk of loss in the event that the other party to a securities lending transaction defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction. The Fund will not lend its portfolio securities if, as a result, the aggregate value of such loans would exceed 33-1/3% of the value of the Fund's total assets (including the value of the collateral received to secure the loan). Loan arrangements made by the Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Fund's trustees.

     Although voting rights with respect to loaned securities pass to the borrower, the Fund retains the right to recall a security (or terminate a loan) for the purpose of exercising the security's voting rights. Efforts to recall loaned securities in time to exercise voting rights may be unsuccessful, especially for foreign securities or thinly traded securities. In addition, it is expected that loaned securities will be recalled for voting only when the items being voted on are, in the judgment of the Fund's advisor, either material to the economic value of the security or threaten to materially impact the issuing company's corporate governance policies or structure.

     SHORT SALES. The Fund currently is only permitted to engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box").

     In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If the Fund engages in a short sale, the collateral account will be maintained by the Fund's custodian. While the short sale is open, the Fund will maintain in a segregated custodial account an amount of securities convertible into or exchangeable for such equivalent securities at no additional cost.
These securities would constitute the Fund's long position.

     Under prior law, the Fund could have made a short sale, as described above, when it wanted to sell a security it owned at a current attractive price, but also wished to defer recognition of gain or loss for Federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. However, federal tax legislation has eliminated the ability to defer recognition of gain or loss in short sales against the box and accordingly, it is not anticipated that the Fund will be engaging in these transactions unless there are further legislative changes.

     HEDGING TRANSACTIONS. The Fund is authorized to make limited use of certain types of futures, forwards and/or options, but only for the purpose of hedging, that is, protecting against market risk due to market movements that may adversely affect the value of the Fund's securities or the price of securities that the Fund is considering purchasing. The utilization of futures, forwards and options is also subject to policies and procedures which may be established by the trustees from time to time. In addition, the Fund is not required to hedge. Decisions regarding hedging are subject to the advisor's judgment of the cost of the hedge, its potential effectiveness and other factors the advisor considers pertinent.

     A hedging transaction may partially protect the Fund from a decline in the value of a particular security or its portfolio generally, although hedging may also limit the Fund's opportunity to profit from favorable price movements, and the cost of the transaction will reduce the potential return on the security or the portfolio. Use of these instruments by the Fund involves the potential for a loss that may exceed the amount of initial margin the Fund would be permitted to commit to the contracts under its investment limitation, or in the case of a call option written by the Fund, may exceed the premium received for the option. However, the Fund is permitted to use such instruments for hedging purposes only, and only if the aggregate amount of its obligations under these contracts does not exceed the total market value of the assets the Fund is attempting to hedge, such as a portion or all of its exposure to equity securities or its holding in a specific foreign currency. To help ensure that the Fund will be able to meet its obligations under its futures and forward contracts and its obligations under options written by the Fund, the Fund will be required to maintain liquid assets in a segregated account with its custodian bank or to set aside portfolio securities to "cover" its position in these contracts.

     The principal risks of the Fund utilizing futures transactions, forward contracts and options are: (a) losses resulting from market movements not anticipated by the Fund; (b) possible imperfect correlation between movements in the prices of futures, forwards and options and movements in the prices of the securities or currencies hedged or used to cover such positions; (c) lack of assurance that a liquid secondary market will exist for any particular futures or options at any particular time, and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close a position when so desired; (d) lack of assurance that the counterparty to a forward contract would be willing to negotiate an offset or termination of the contract when so desired; and (e) the need for additional information and skills beyond those required for the management of a portfolio of traditional securities. In addition, when the Fund enters into an over-the-counter contract with a counterparty, the Fund will assume counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

     Following is additional information concerning the futures, forwards and options which the Fund may utilize, provided that no more than 5% of the Fund's net assets at the time the contract is entered into may be used for initial margins for financial futures transactions and premiums paid for the purchase of options. In addition, the Fund may only write call options that are covered and only up to 25% of the Fund's total assets.

     FUTURES CONTRACTS.       Financial futures contracts are exchange-traded
contracts on financial instruments (such as securities and foreign currencies) and securities indices that obligate the holder to take or make delivery of a specified quantity of the underlying financial instrument, or the cash value of an index, at a future date. Although futures contracts by their terms call for the delivery or acquisition of the underlying instruments or a cash payment based on the mark-to-market value of the underlying instruments, in most cases the contractual obligation will be offset before the delivery date by buying (in the case of an obligation to sell) or selling (in the case of an obligation to buy) an identical futures contract. Such a transaction cancels the original obligation to make or take delivery of the instruments.

     The Fund may enter into contracts for the purchase or sale for future delivery of financial instruments, such as securities and foreign currencies, or contracts based on financial indices including indices of U.S. Government securities, foreign government securities or equity securities. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant (an "FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

     Both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when a futures contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and may be maintained in cash or other liquid assets. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to the other party to settle the change in value on a daily basis. Initial and variation margin payments are similar to good faith deposits or performance bonds or party-to-party payments resulting from daily changes in the value of the contract, unlike margin extended by a securities broker, and would be released or credited to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Unlike margin extended by a securities broker, initial and variation margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. The Fund will incur brokerage fees when it buys or sells futures contracts.

     In the event of the bankruptcy of the FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to the Fund only in proportion to the amount received by the FCM's other customers. The Fund will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Fund does business and by depositing margin payments in a segregated account with the Fund's custodian for the benefit of the FCM when practical or otherwise required by law.

     The Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures

Association, which regulate trading in the futures markets. Accordingly, the Fund will not enter into any futures contract or option on a futures contract if, as a result, the aggregate initial margin and premiums required to establish such positions would exceed 5% of the Fund's net assets.

     Although the Fund would hold cash and liquid assets in a segregated account with a mark-to-market value sufficient to cover the Fund's open futures obligations, the segregated assets would be available to the Fund immediately upon closing out the futures position.

     The acquisition or sale of a futures contract may occur, for example, when the Fund is considering purchasing or holds equity securities and seeks to protect itself from fluctuations in prices without buying or selling those securities. For example, if prices were expected to decrease, the Fund might sell equity index futures contracts, thereby hoping to offset a potential decline in the value of equity securities in the portfolio by a corresponding increase in the value of the futures contract position held by the Fund and thereby preventing the Fund's net asset value from declining as much as it otherwise would have. The Fund also could protect against potential price declines by selling portfolio securities and investing in money market instruments. However, the use of futures contracts as a hedging technique allows the Fund to maintain a defensive position without having to sell portfolio securities.

     Similarly, when prices of equity securities are expected to increase, futures contracts may be bought to attempt to hedge against the possibility of having to buy equity securities at higher prices. This technique is sometimes known as an anticipatory hedge. Since the fluctuations in the value of futures contracts should be similar to those of equity securities, the Fund could take advantage of the potential rise in the value of equity securities without buying them until the market has stabilized. At that time, the futures contracts could be liquidated and the Fund could buy equity securities on the cash market.

     The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the Fund still may not result in a successful use of futures.

     Futures contracts entail additional risks. Although the Fund will only utilize futures contracts when it believes that use of such contracts will benefit the Fund, if the Fund's investment judgment is incorrect, the Fund's overall performance could be worse than if the Fund had not entered into futures contracts. For example, if the Fund has hedged against the effects of a possible decrease in prices of securities held in the Fund's portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in the Fund's futures positions. In addition, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to the Fund. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, a buyer or seller of futures contracts could lose amounts substantially in excess of any initial margin deposits made, due to the potential for adverse price movements resulting in additional variation margin being required by such positions. However, the Fund intends to monitor its investments closely and will attempt to close its positions when the risk of loss to the Fund becomes unacceptably high.

     The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the Fund will not match exactly the Fund's current or potential investments.
The Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests -- for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities -- which involves a risk that the futures position will not correlate precisely with the performance of the Fund's investments.

     Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with the Fund's investments. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between the Fund's investments and its futures positions may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts.
The Fund may buy or sell futures contracts with a value less than or equal to the securities it wishes to hedge or is considering purchasing. If price changes in the Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Fund's other investments.

     Because futures contracts are generally settled within a day from the date they are closed out, compared with a longer settlement period for most types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Fund's access to other assets held to cover its futures positions also could be impaired.

     OPTIONS ON FUTURES CONTRACTS. The Fund may buy and write options on futures contracts for hedging purposes. An option on a futures contract gives the Fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, the Fund may buy a call option on a futures contract to hedge against a market advance, and the Fund might buy a put option on a futures contract to hedge against a market decline.

     The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the call option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. If a call option the Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between change in the value of its portfolio securities and changes in the value of the futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

     The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Fund may buy a put option on a futures contract to hedge the Fund's portfolio against the risk of falling prices.

     The amount of risk the Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward contract is a privately negotiated agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified invoice amount for the assets at the time of delivery. The Fund currently intends that it will only use forward contracts or commitments for hedging purposes and will only use forward foreign currency exchange contracts, although the Fund may enter into additional forms of forward contracts or commitments in the future if they become available and advisable in light of the Fund's objectives and investment policies. Forward contracts generally are negotiated in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized exchange-traded contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

     The following discussion summarizes the Fund's principal uses of forward foreign currency exchange contracts ("forward currency contracts"). The Fund may enter into forward currency contracts with stated contract values of up to the value of the Fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency) on a specified date. The Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price (in terms of a specified currency) for securities it has agreed to buy or sell ("transaction hedge"). The Fund also may hedge some or all of its investments denominated in foreign currency against a decline in the value of that currency (or a proxy currency whose price movements are expected to have a high degree of correlation with the currency being hedged) relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in futures contracts (or options on such futures) with respect to the currency. The Fund also may enter into a forward currency contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge").

     These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on the Fund's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting the Fund's currency exposure from one foreign currency to another limits the Fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the Fund if its investment manager's projection of future exchange rates is inaccurate. Unforeseen changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

     The Fund will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that the Fund is not able to cover its forward currency positions with underlying portfolio securities, the Fund's custodian will segregate cash or liquid assets having a value equal to the aggregate amount of the Fund's commitments under forward contracts entered into. If the value of the securities used to cover a position or the value of segregated assets declines, the Fund must find alternative cover or segregate additional cash or liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of the Fund's commitments with respect to such contracts.

     While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Fund's ability to utilize forward contracts may be restricted. The Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets. In addition, when the Fund enters into a privately negotiated forward contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into. Unlike many exchange-traded futures contracts and options on futures, there are no daily price fluctuation limits with respect to forward contracts and other negotiated or over-the-counter instruments, and with respect to those contracts, adverse market movements could therefore continue to an unlimited extent over a period of time. However, the Fund intends to monitor its investments closely and will attempt to renegotiate or close its positions when the risk of loss to the Fund becomes unacceptably high.

     OPTIONS ON SECURITIES AND SECURITIES INDICES. The Fund may buy or sell put or call options and write covered call options on securities that are traded on United States or foreign securities exchanges or over-the-counter. Buying an option involves the risk that, during the option period, the price of the underlying security will not increase (in the case of a call) to above the exercise price, or will not decrease (in the case of a put) to below the exercise price, in which case the option will expire without being exercised and the holder would lose the amount of the premium. Writing a call option involves the risk of an increase in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by the Fund to the option holder at a lower price than its current market value and the Fund's potential for capital appreciation on the security would be limited to the exercise price. Moreover, when the Fund writes a call option on a securities index, the Fund bears the risk of loss resulting from imperfect correlation between movements in the price of the index and the price of the securities set aside to cover such position. Although they entitle the holder to buy equity securities, call options to purchase equity securities do not entitle the holder to dividends or voting rights with respect to the underlying securities, nor do they represent any rights in the assets of the issuer of those securities.

     A call option written by the Fund is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if the Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Fund in liquid assets in a segregated account with its custodian.

     The writer of a call option may have no control when the underlying securities must be sold. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period.

     The writer of an exchange-traded call option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. If the Fund desires to sell a particular security from the Fund's portfolio on which the Fund has written a call option, the Fund will effect a closing transaction prior to or concurrent with the sale of the security. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. An investor who is the holder of an exchange-traded option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

     The Fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option; the Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

     An option position may be closed out only where there exists a secondary market for an option of the same series. If a secondary market does not exist, it might not be possible to effect closing transactions in particular options with the result that the Fund would have to exercise the options in order to realize any profit. If the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market may include the following: (i) there may be insufficient trading interest in certain options, (ii) restrictions may be imposed by a national securities exchange on which the option is traded ("Exchange") on opening or closing transactions or both, (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities,
(iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange, (v) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

     In addition, when the Fund enters into an over-the-counter option contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

     An option on a securities index is similar to an option on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, on exercise of the option, an amount of cash if the closing level of the securities index on which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

     The Fund may buy call options on securities or securities indices to hedge against an increase in the price of a security or securities that the Fund may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security or index rises sufficiently, the option may expire and become worthless to the Fund. The Fund may buy put options to hedge against a decline in the value of a security or its portfolio. The premium paid for the put option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security or index declines sufficiently, the option may expire and become worthless to the Fund.

     An example of a hedging transaction using an index option would be if the Fund were to purchase a put on a stock index, in order to protect the Fund against a decline in the value of all securities held by it to the extent that the stock index moves in a similar pattern to the prices of the securities held. While the correlation between stock indices and price movements of the stocks in which the Fund will generally invest may be imperfect, the Fund expects, nonetheless, that the use of put options that relate to such indices will, in certain circumstances, protect against declines in values of specific portfolio securities or the Fund's portfolio generally. Although the purchase of a put option may partially protect the Fund from a decline in the value of a particular security or its portfolio generally, the cost of a put will reduce the potential return on the security or the portfolio.

     TEMPORARY DEFENSIVE MEASURES. The Fund may increase its investment in government securities, and other short-term, interest-bearing securities without regard to the Fund's otherwise applicable percentage limits, policies or its normal investment emphasis, when its advisor believes market conditions warrant a temporary defensive position. Taking larger positions in such short-term investments may serve as a means of preserving capital in unfavorable market conditions. When in a defensive position, the Fund could miss the opportunity to participate in any stock or bond market advances that occur during those periods, which the Fund might have been able to participate in if it had remained more fully invested.


     PORTFOLIO TURNOVER.   Investment changes in the Fund will be made whenever
the investment manager deems them appropriate even if this results in a higher portfolio turnover rate. A 100% annual turnover rate results, for example, if the equivalent of all of the securities in the Fund's portfolio are replaced in a period of one year. In addition, portfolio turnover for the Fund may increase as a result of large amounts of purchases and redemptions of shares of the Fund due to economic, market or other factors that are not within the control of management.

     Higher portfolio turnover will necessarily result in correspondingly higher brokerage costs for the Fund. The existence of a high portfolio turnover rate has no direct relationship to the tax liability of the Fund, although sales of certain stocks will lead to realization of gains, and, possibly, increased taxable distributions to shareholders. The Fund's brokerage policy is discussed further below under Section 6--Brokerage Policy, and additional information concerning income taxes is located under Section 9--Income Dividends, Capital Gains Distributions and Tax Treatment.

2.   INVESTMENT RESTRICTIONS

     The investment objective of the Fund is capital appreciation. The investment objective of the Fund is considered fundamental, meaning that it cannot be changed without a shareholders' vote. There can be no assurance that the Fund's investment objective will be realized.

     The Fund has also adopted certain investment policies, strategies, guidelines and procedures in pursuing its objective. These may be changed without a shareholder vote. The principal policies and strategies used by the Fund are described in the Prospectus.

     In addition, the Fund has adopted certain fundamental and non-fundamental restrictions on its investments and other activities, which are listed below. Fundamental restrictions may not be changed without the approval of (i) 67% or more of the voting securities of the Fund present at a meeting of shareholders thereof if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Fund. Non-fundamental restrictions may be changed in the future by action of the trustees without shareholder vote.

BERGER SMALL COMPANY GROWTH FUND


     The following fundamental restrictions apply to the Berger Small Company Growth Fund. The Fund may not:

     1. With respect to 75% of the Fund's total assets, purchase the securities of any one issuer (except U.S. government securities) if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets or (b) the Fund owns more than 10% of the outstanding voting securities of such issuer.

     2. Invest in any one industry (other than U.S. government securities) 25% or more of the value of its total assets at the time of such investment.

     3. Borrow money, except from banks for temporary or emergency purposes in amounts not to exceed 25% of the Fund's total assets (including the amount borrowed) taken at market value, nor pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness and then only if such pledging, mortgaging or hypothecating does not exceed 25% of the Fund's total assets taken at market value. When borrowings exceed 5% of the Fund's total assets, the Fund will not purchase portfolio securities.

     4. Act as a securities underwriter (except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a security), issue senior securities (except to the extent permitted under the Investment Company Act of 1940), invest in real estate (although it may purchase shares of a real estate investment trust), or invest in commodities or commodity contracts except financial futures transactions, futures contracts on securities and securities indices and options on such futures, forward foreign currency exchange contracts, forward commitments or securities index put or call options.

     5. Make loans, except that the Fund may enter into repurchase agreements and may lend portfolio securities in accordance with the Fund's investment policies. The Fund does not, for this purpose, consider the purchase of all or a portion of an issue of publicly distributed bonds, bank loan participation agreements, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, to be the making of a loan.

     In applying the industry concentration investment restriction (no. 2 above), the Fund uses the industry groups used in the Data Monitor Portfolio Monitoring System of William O'Neil & Co. Incorporated.

     The trustees have adopted additional non-fundamental investment restrictions for the Fund. These limitations may be changed by the trustees without a shareholder vote. The non-fundamental investment restrictions include the following:

     1. The Fund may not purchase securities on margin from a broker or dealer, except that the Fund may obtain such short-term credits as may be necessary for the clearance of transactions, and may not make short sales of securities, except that the Fund may make short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box"). This limitation shall not prohibit or restrict the Fund from entering into futures, forwards and options contracts or from making margin payments and other deposits in connection therewith.

     2. The Fund may not purchase the securities of any other investment company, except by purchase in the open market involving no commission or profit to a sponsor or dealer (other than the customary broker's commission).

     3. The Fund may not invest in companies for the purposes of exercising control of management.

     4. The Fund may not purchase any security, including any repurchase agreement maturing in more than seven days, which is not readily marketable, if more than 15% of the net assets of the Fund, taken at market value at the time of purchase would be invested in such securities.

     5. Only for the purpose of hedging, the Fund may purchase and sell financial futures, forward foreign currency exchange contracts and put and call options, but no more than 5% of the Fund's net assets at the time of purchase may be invested in initial margins for financial futures transactions and premiums for options. The Fund may only write call options that are covered and only up to 25% of the Fund's total assets.

     6. The Fund may not purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities.

3.   MANAGEMENT OF THE FUND

     The Fund is supervised by trustees who are responsible for major decisions about the Fund's policies and overall Fund oversight. The Fund's trustees hire the companies that run day-to-day Fund operations, such as the investment advisor, administrator, transfer agent and custodian.

     The trustees and executive officers of the Fund are listed below, together with information which includes their principal occupations during the past five years and other principal business affiliations.

     MICHAEL OWEN, 412 Reid Hall, Montana State University, Bozeman, MT  59717,
          DOB: 1937. Since 1994, Dean, and from 1989 to 1994, a member of the Finance faculty, of the College of Business, Montana State University. Self-employed as a financial and management consultant, and in real estate development. Formerly (1976-1989), Chairman and Chief Executive Officer of Royal Gold, Inc. (mining). Chairman of the Board of Berger 100 Fund and Berger Growth and Income Fund. Chairman of the Trustees of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

*    JACK R. THOMPSON, 210 University Boulevard, Suite 900, Denver, CO  80206,
          DOB: 1949. President and a director since May 1999 (Executive Vice President from February 1999 to May 1999) of Berger 100 Fund and Berger Growth and Income Fund. President and a trustee since May 1999 (Executive Vice President from February 1999 to May 1999) of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust. Executive Vice President of Berger Associates, Inc., since February 1999. Audit Committee Member of the Public Employees' Retirement Association of Colorado (pension plan) since November 1997. Self-employed as a consultant from July 1995 through February 1999. Director of Wasatch Advisors (investment management) from February 1997 to February 1999. Director of Janus Capital Corporation (investment management) from June 1984 through June 1995, and Executive Vice President of the Corporation from April 1989 through June 1995. Treasurer of Janus Capital Corporation from November 1983 through October 1989. Trustee of the Janus Investment Funds from December 1990 through June 1995, and Senior Vice President of the Trust from May 1993 through June 1995. President and a director of Janus Service Corporation (transfer agent) from January 1987 through June 1995. President and a director of Fillmore Agency, Inc. (advertising agency), from January 1990 through June 1995. Executive Vice President and a director of Janus Capital International, Ltd. (investment advisor) from September 1994 through June 1995. President and a director of Janus Distributors, Inc. (broker/dealer), from May 1991 through June 1995. Director of IDEX Management, Inc. (investment management), from January 1985 through June 1995. Trustee and Senior Vice President of the of the Janus Aspen Funds from May 1993 through June 1995.

     DENNIS E. BALDWIN, 3481 South Race Street, Englewood, CO  80110, DOB: 1928.
          President, Baldwin Financial Counseling. Formerly (1978-1990), Vice President and Denver Office Manager of Merrill Lynch Capital Markets. Director of Berger 100 Fund and Berger Growth and Income Fund.
          Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

* WILLIAM M. B. BERGER, 210 University Boulevard, Suite 900, Denver, CO 80206, DOB: 1925. Director and, formerly, President (1974-1994) of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust since its inception in August 1993 (Chairman of the Trustees through November 1994). Trustee of Berger Institutional Products Trust since its inception in October 1995. Trustee of Berger/BIAM Worldwide Funds Trust and Berger/BIAM Worldwide Portfolios Trust since their inception in May 1996. Trustee of Berger Omni Investment Trust since February 1997. Chairman (since 1994) and a Director (since 1973) and, formerly, President (1973-1994) of Berger Associates.

     LOUIS R. BINDNER, 1075 South Fox, Denver, CO  80223, DOB: 1925.  President,
          Climate Engineering, Inc. (building environmental systems). Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

     KATHERINE A. CATTANACH, 672 South Gaylord, Denver, CO 80209, DOB: 1945.
          Managing Principal, Sovereign Financial Services, Inc. (investment consulting firm). Formerly (1981-1988), Executive Vice President, Captiva Corporation, Denver, Colorado (private investment management firm). Ph.D. in Finance (Arizona State University); Chartered Financial Analyst (CFA). Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

     PAUL R. KNAPP, 33 North LaSalle Street, Suite 1900, Chicago, IL 60602, DOB:
          1945. Since 1991, Chairman, President, Chief Executive Officer and a director of Catalyst Institute (international public policy research organization focused primarily on financial markets and institutions). Since September 1997, President, Chief Executive Officer and a director of DST Catalyst, Inc. (international financial markets
          consulting, software and computer services company).    Director
          (since February 1998) and a Vice President (February 1998 - November
          1998) of West Side Investments, Inc. (investments), a wholly-owned subsidiary of DST Systems, Inc. Previously (1991 - September 1997), Chairman, President, Chief Executive Officer and a director of Catalyst Consulting (international financial institutions business consulting firm). Prior thereto (1988-1991), President, Chief Executive Officer and a director of Kessler Asher Group (brokerage, clearing and trading firm). Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

     HARRY T. LEWIS, JR., 370 17th Street, Suite 3560, Denver, CO  80202, DOB:
          1933. Self-employed as a private investor. Formerly (1981-1988), Senior Vice President, Rocky Mountain Region, of Dain Bosworth Incorporated and member of that firm's Management Committee. Director of J.D. Edwards & Co. (computer software company) since 1995.
          Director of Berger 100 Fund and Berger Growth and Income Fund.
          Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

     WILLIAM SINCLAIRE, 3049 S. Perry Park Road, Sedalia, CO  80135, DOB: 1928.
          President, Santa Clara LLC (privately owned agriculture company). Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

*    AMY K. SELNER, 210 University Boulevard, Suite 900, Denver, CO 80206, DOB:
          1968. Vice President and portfolio manager of the Berger Mid Cap Growth Fund since its inception in December 1997. Vice President and portfolio manager of the Berger Small Company

          Growth Fund and the Berger IPT - Small Company Growth Fund since November 1998. Vice President (since December 1997) and senior research analyst (April 1996 through December 1997) with Berger Associates. Formerly, Assistant Portfolio Manager and Research Analyst with INVESCO Trust Company from March 1991 through March 1996.

*    JANICE M. TEAGUE, 210 University Boulevard, Suite 900, Denver, CO  80206,
          DOB: 1954. Vice President and Secretary (since November 1998) and Assistant Secretary (September 1996 to November 1998) of the Berger Funds. Vice President (since October 1997), Secretary (since November
          1998) and Assistant Secretary (September 1996 through November 1998)
          with Berger Associates.   Vice President and Secretary with Berger
          Distributors, Inc., since August 1998. Formerly, self-employed as a business consultant from June 1995 through September 1996, Secretary of the Janus Funds from January 1990 to May 1995 and Assistant Secretary of Janus Capital Corporation from October 1989 to May 1995.

*    DAVID J. SCHULTZ, 210 University Boulevard, Suite 900, Denver, CO  80206,
          DOB: 1950. Vice President and Treasurer (since November 1998) and Assistant Treasurer (September 1996 to November 1998) of the Berger Funds. Vice President (since February 1997) and Controller (since August 1994) with Berger Associates. Chief Financial Officer and Treasurer (since May 1996), Assistant Secretary (since August 1998) and Secretary (May 1996 to August 1998) with Berger Distributors, Inc. Formerly, Partner with Smith, Brock & Gwinn (accounting firm) from January 1984 to August 1994.

*    BRIAN S. FERRIE, 210 University Boulevard, Suite 900, Denver, CO  80206,
          DOB: 1958. Vice President of the Berger Funds since November 1998. Vice President (since February 1997) and Chief Compliance Officer (since August 1994) with Berger Associates. Chief Compliance Officer with Berger Distributors, Inc., since May 1996. Formerly, Compliance Officer with United Services Advisor, Inc., from January 1988 to July 1994, and Director of Internal Audit of United Services Funds from January 1987 to July 1994.

*    JOHN PAGANELLI, 210 University Boulevard, Suite 900, Denver, CO  80206,
          DOB: 1967. Assistant Treasurer of the Berger Funds since November 1998. Vice President (since November 1998) and Manager of Accounting (January 1997 through November 1998) with Berger Associates. Formerly, manager of Accounting (December 1994 through October 1996) and Senior Accountant (November 1991 through December 1994) with Palmeri Fund Administrators, Inc.
________________

* Interested person (as defined in the Investment Company Act of 1940) of the Fund and/or of the Fund's advisor.

     The trustees of the Fund have adopted a trustee retirement age of 75 years.

TRUSTEE COMPENSATION

     The officers of the Fund received no compensation from the Fund during the fiscal year ended September 30, 1998. However, trustees of the Fund who are not "interested persons" of the Fund or its advisor are compensated for their services according to a fee schedule, allocated among the Berger Funds. Neither the officers of the Fund nor the trustees receive any form of pension or retirement benefit compensation from the Fund.

     The following table sets forth information regarding compensation paid or accrued during the fiscal year ended September 30, 1998, for each trustee of the
Fund:

--------------------------------------------------------------------------------
 NAME AND POSITION                      AGGREGATE COMPENSATION FROM
 WITH BERGER FUNDS
--------------------------------------------------------------------------------
                            BERGER SMALL COMPANY GROWTH    ALL BERGER FUNDS(1)
                            FUND
--------------------------------------------------------------------------------
 Dennis E. Baldwin(2)                 $10,808                    $47,000
--------------------------------------------------------------------------------
 William M.B.                         $     0                    $     0
 Berger(2),(3)
--------------------------------------------------------------------------------
 Louis R. Bindner(2)                  $10,663                    $46,400
--------------------------------------------------------------------------------
 Katherine A.                         $10,808                    $47,000
 Cattanach(2)
--------------------------------------------------------------------------------
 Lucy Black                            $1,982                    $8,200
 Creighton(2),(5)
--------------------------------------------------------------------------------
 Paul R. Knapp(2)                     $10,808                    $47,000
--------------------------------------------------------------------------------
 Gerard M. Lavin(3),(4)                $   0                      $   0
--------------------------------------------------------------------------------
 Harry T. Lewis(2)                    $10,808                    $47,000
--------------------------------------------------------------------------------
 Michael Owen(2)                      $13,107                    $57,000
--------------------------------------------------------------------------------
 William Sinclaire(2)                 $10,663                    $46,400
--------------------------------------------------------------------------------
 Jack R.                               $   0                      $   0
 Thompson(2),(3),(6)
--------------------------------------------------------------------------------

NOTES TO TABLE

(1) Includes the Berger 100 Fund, the Berger Growth and Income Fund, the Berger Investment Portfolio Trust (including the Berger Small Company Growth Fund, the Berger New Generation Fund, the Berger Balanced Fund, the Berger Select Fund and the Berger Mid Cap Growth Fund), the Berger Institutional Products Trust (four series), the Berger/BIAM Worldwide Funds Trust (three series, including the Berger/BIAM International Fund), the Berger/BIAM Worldwide Portfolios Trust (one series) and the Berger Omni Investment Trust (including the Berger Small Cap Value Fund). Aggregate compensation figures do not include figures for the Berger Information Technology Fund, which was added to the Trust after September 30, 1998. Of the aggregate amounts shown for each trustee, the following amounts were deferred under applicable deferred compensation plans: Dennis E. Baldwin $36,100; Louis R. Bindner $3,638; Katherine A. Cattanach $45,202; Lucy Black Creighton $6,280; Michael Owen $10,276; William Sinclaire $14,898.

(2) Director of Berger 100 Fund and Berger Growth and Income Fund and trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Portfolios Trust, Berger/BIAM Worldwide Funds Trust and Berger Omni Investment Trust.

(3)  Interested person of Berger Associates.

(4)  Resigned as a director and trustee effective May 1999.

(5)  Resigned as a director and trustee effective November 1997.

(6) President of Berger 100 Fund, Berger Growth and Income Fund, Berger Investment Portfolio Trust, Berger/BIAM Worldwide Portfolios Trust, Berger/BIAM Worldwide Funds Trust and Berger Omni Investment Trust. Appointed as President and a director or trustee of the Funds effective May 1999.

     Trustees may elect to defer receipt of all or a portion of their fees pursuant to a fee deferral plan adopted by the Fund. Under the plan, deferred fees are credited to an account and adjusted thereafter to reflect the investment experience of whichever of the Berger Funds (or approved money market funds) is designated by the trustee for this purpose. Pursuant to an SEC exemptive order, the Fund is permitted to purchase shares of the designated funds in order to offset its obligation to the trustees participating in the plan. Purchases made pursuant to the plan are excepted from any otherwise applicable investment restriction limiting the purchase of securities of any other investment company. The Fund's obligation to make payments of deferred fees under the plan is a general obligation of the Fund.

     As of May 28, 1999, the officers and trustees of the Fund as a group owned of record or beneficially an aggregate of less than 1% of the outstanding shares of the Fund.

4.   INVESTMENT ADVISOR

BERGER ASSOCIATES - INVESTMENT ADVISOR

     Berger Associates, Inc. ("Berger Associates"), 210 University Boulevard, Suite 900, Denver, CO 80206, is the investment advisor to the Fund. Berger Associates is responsible for managing the investment operations of the Fund and the composition of its investment portfolio. Berger Associates also acts as the Fund's administrator and is responsible for such functions as monitoring compliance with all applicable federal and state laws.

     Berger Associates has been in the investment advisory business for 25 years. It serves as investment advisor or sub-advisor to mutual funds and institutional investors and had assets under management of approximately $3.4 billion as of December 31, 1998. Berger Associates is a wholly-owned subsidiary of Kansas City Southern Industries, Inc. ("KCSI"). KCSI is a publicly traded holding company with principal operations in rail transportation, through its subsidiary The Kansas City Southern Railway Company, and financial asset management businesses. KCSI also owns approximately 31% of the outstanding shares of DST Systems, Inc. ("DST"), a publicly traded information and transaction processing company which acts as the Fund's sub-transfer agent.


INVESTMENT ADVISORY AGREEMENT

     Under the Investment Advisory Agreement between the Fund and its advisor, the advisor is generally responsible for furnishing continuous advice and making investment decisions as to the acquisition, holding or disposition of securities or other assets which the Fund may own or contemplate acquiring from time to time. The Investment Advisory Agreement provides that the investment advisor shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder and except to the extent otherwise provided by law.

     Under the Agreement, the advisor is compensated for its services by the payment of a fee at the following annual rate, calculated as a percentage of the average daily net assets of the Fund:

--------------------------------------------------------------------------------
 FUND                             ADVISOR              INVESTMENT ADVISORY FEE
--------------------------------------------------------------------------------
 Berger Small Company Growth      Berger Associates           0.90%(1)
 Fund
--------------------------------------------------------------------------------

(1) Under a written agreement, the Fund's investment advisor waives its fee to the extent that the annual operating expenses for the Investor Shares class of the Fund in any fiscal year, including the investment advisory fee, but excluding the 12b-1 fee, brokerage commissions, interest, taxes and extraordinary expenses, exceed 2-1/2% of the first $30,000,000 of average daily net assets, plus 2% of the next $70,000,000, plus 1-1/2% of the balance of the average daily net assets of the Fund attributable to the Investor Shares for that fiscal year. The agreement may be terminated by the advisor upon 90 days' prior written notice to the Fund. The investment advisory fee is allocated among the Institutional Shares and the other class of the Fund on the basis of net assets attributable to each such class.


     The Fund's Investment Advisory Agreement will continue in effect until the last day of April 2000, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees who are not "interested persons" (as that term is defined in the 1940 Act) of the Fund or the advisor. The Agreement is subject to termination by the Fund or the advisor on 60 days' written notice, and terminates automatically in the event of its assignment.



TRADE ALLOCATIONS

     While investment decisions for the Fund are made independently by the advisor, the same investment decision may be made for the Fund and one or more accounts advised by the advisor. In this circumstance, should purchase and sell orders of the same class of security be in effect on the same day, the orders for such transactions may be combined by the advisor in order to seek the best combination of net price and execution for each. Client orders partially filled will, as a general matter, be allocated pro rata in proportion to each client's original order, although exceptions may be made to avoid, among other things, odd lots and de minimus allocations. Execution prices for a combined order will be averaged so that each participating client receives the average price paid or received. While in some cases, this policy might adversely affect the price paid or received by the Fund or other participating accounts, or the size of the position obtained or liquidated, the advisor will aggregate orders if it believes that coordination of orders and the ability to participate in volume transactions will result in the best overall combination of net price and execution.

RESTRICTIONS ON PERSONAL TRADING

     Berger Associates permits its directors, officers and employees to purchase and sell securities for their own accounts in accordance with a policy regarding personal investing in Berger Associates' Code of Ethics. The policy requires all covered persons to conduct their personal securities transactions in a manner which does not operate adversely to the interests of the Fund or Berger Associates' other advisory clients. Directors and officers of Berger Associates, investment personnel and other designated persons deemed to have access to current trading information ("access persons") are required to pre-clear all transactions in securities not otherwise exempt under the policy. Requests for authority to trade will be denied pre-clearance when, among other reasons, the proposed personal transaction would be contrary to the provisions of the policy or would be deemed to adversely affect any transaction then known to be under consideration for or currently being effected on behalf of any client account, including the Fund.

     In addition to the pre-clearance requirements described above, the policy subjects directors and officers of Berger Associates, investment personnel and other access persons to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the policy. The policy is administered by Berger Associates and the provisions of the policy are subject to interpretation by and exceptions authorized by its board of directors.


5.   EXPENSES OF THE FUND

     In addition to paying an investment advisory fee to its advisor, the Fund pays all of its expenses not assumed by its advisor, including, but not limited to, custodian and transfer agent fees, legal and accounting expenses, administrative and record keeping expenses, interest charges, federal and state taxes, costs of share certificates, expenses of shareholders' meetings, compensation of trustees who are not interested persons of Berger Associates, expenses of printing and distributing reports to shareholders and federal and state administrative agencies, and all expenses incurred in connection with the execution of its portfolio transactions, including brokerage commissions on purchases and sales of portfolio securities, which are considered a cost of securities of the Fund. The Fund also pays all expenses incurred in complying with all federal and state laws and the laws of any foreign country applicable to the issue, offer or sale of shares of the Fund, including, but not limited to, all costs involved in preparing and printing prospectuses for shareholders of the Fund.

     Under a separate Administrative Services Agreement with respect to the Fund, Berger Associates performs certain administrative and recordkeeping services not otherwise performed by the Fund's custodian and recordkeeper, including the preparation of financial statements and reports to be filed with the Securities and Exchange Commission and state regulatory authorities. The Fund pays Berger Associates a fee at an annual rate of 0.01% of its average daily net assets for such services. These fees are in addition to the investment advisory fees paid under the Investment Advisory Agreement. The administrative services fees may be changed by the trustees without shareholder approval.

     The following table shows the total dollar amounts of advisory fees and administrative services fees paid by the Fund to Berger Associates for the periods indicated and the amount of such fees waived on account of excess expenses under applicable expense limitations.



                           BERGER SMALL COMPANY GROWTH FUND

--------------------------------------------------------------------------------
 Fiscal Year     Investment      Administrative  Advisory Fee    TOTAL
 Ended           Advisory Fee    Service Fee     Waiver
 September 30,
--------------------------------------------------------------------------------
 1998            $6,984,000      $ 78,000        $    0          $7,062,000
--------------------------------------------------------------------------------
 1997            $6,831,000      $ 78,000        $    0          $6,909,000
--------------------------------------------------------------------------------
 1996            $5,902,000      $ 66,000        $    0          $5,968,000
--------------------------------------------------------------------------------


     The Fund has appointed Investors Fiduciary Trust Company ("IFTC"), 801 Pennsylvania, Kansas City, MO 64105, as its recordkeeping and pricing agent. In addition, IFTC also serves as the Fund's custodian, transfer agent and dividend disbursing agent. IFTC has engaged DST Systems, Inc. ("DST"), P.O. Box 419958, Kansas City, MO 64141, as sub-agent to provide transfer agency and dividend disbursing services for the Fund. Approximately 31% of the outstanding shares of DST are owned by KCSI.

     As recordkeeping and pricing agent, IFTC calculates the daily net asset value of the Fund and performs certain accounting and recordkeeping functions required by the Fund. The Fund pays IFTC a monthly base fee plus an asset-based fee. IFTC is also reimbursed for certain out-of-pocket expenses.

     IFTC, as custodian, and its subcustodians have custody and provide for the safekeeping of the Fund's securities and cash, and receive and remit the income thereon as directed by the management of the Fund. The custodian and subcustodians do not perform any managerial or policy-making functions for the Fund. For its services as custodian, IFTC receives an asset-based fee plus certain transaction fees and out-of-pocket expenses.

     As transfer agent and dividend disbursing agent, IFTC (through DST, as sub-agent) maintains all shareholder accounts of record; assists in mailing all reports, proxies and other information to the Fund's shareholders; calculates the amount of, and delivers to the Fund's shareholders, proceeds representing all dividends and distributions; and performs other related services. For these services, IFTC receives a fee from the Fund at an annual rate of $14.00 per open Fund shareholder account, subject to preset volume discounts, plus certain transaction fees and fees for closed accounts, and is reimbursed for out-of-pocket expenses, which fees in turn are passed through to DST as sub-agent.

     All of IFTC's fees are subject to reduction pursuant to an agreed formula for certain earnings credits on the cash balances of the Fund. Earnings credits received by the Fund can be found on the Fund's Statement of Operations in the Annual and Semi-Annual Reports incorporated by reference into this Statement of Additional Information.


OTHER EXPENSE INFORMATION

     The trustees of the Fund have authorized portfolio transactions to be placed on an agency basis through DST Securities, Inc. ("DSTS"), a wholly-owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commission is retained by DSTS. See Section 6--Brokerage Policy for further information concerning the expenses reduced as a result of these arrangements. DSTS may be considered an affiliate of Berger Associates due to the ownership interest of KCSI in both DST and Berger Associates.

     The Fund and/or its advisor have entered into arrangements with certain brokerage firms and other companies (such as recordkeepers and administrators) to provide administrative services (such as sub-transfer agency, recordkeeping, shareholder communications, sub-accounting and/or other services) to investors purchasing shares of the Fund through those firms or companies. The Fund's advisor or the Fund (if approved by its trustees) may pay fees to these companies for their services. These companies may also be appointed as agents for or authorized by the Fund to accept on its behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Fund.

     The Fund's advisor may also enter into arrangements with organizations that solicit clients for the advisor, which may include clients who purchase shares of the Fund. While the specific terms of each arrangement may differ, generally, the fee paid by the advisor under such arrangements is based on the value of the referred client's assets managed by the advisor. None of the fees paid to such organizations will be borne by the Fund.

DISTRIBUTOR

     The distributor (principal underwriter) of the Fund's shares is Berger Distributors, Inc. (the "Distributor"), 210 University Boulevard, Suite 900, Denver, CO 80206. The Distributor may be reimbursed by Berger Associates for its costs in distributing the Fund's Institutional Shares.

6.   BROKERAGE POLICY

     Although the Fund retains full control over its own investment policies, under the terms of its Investment Advisory Agreement, Berger Associates as the Fund's advisor is directed to place the portfolio transactions of the Fund. A report on the placement of brokerage business is given to the trustees of the Fund every quarter, indicating the brokers with whom Fund portfolio business was placed and the basis for such placement. The brokerage commissions paid by the Fund during the past three fiscal years were as follows:

                                BROKERAGE COMMISSIONS

--------------------------------------------------------------------------------
                                        For the year ended September 30,
                                    --------------------------------------------
                                      1998           1997            1996
--------------------------------------------------------------------------------
 Berger Small Company Growth        $890,000      $1,044,000       $604,000
 Fund
--------------------------------------------------------------------------------

     The Investment Advisory Agreement authorizes and directs the advisor to place portfolio transactions for the Fund only with brokers and dealers who render satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates. However, the Agreement specifically authorizes the advisor to place such transactions with a broker with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if the advisor determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of either that particular transaction or the overall responsibilities of the advisor. Accordingly, the advisor does not have an obligation to seek the lowest available commission.

     In accordance with this provision of the Agreement, portfolio brokerage business of the Fund may be placed with brokers who provide useful brokerage and research services to the advisor. The Fund's advisor may consider the value of research provided as a factor in the choice of brokers. "Research" includes computerized on-line stock quotation systems and related data feeds from stock exchanges, computerized trade order entry, execution and confirmation systems, fundamental and technical analysis data and software, computerized stock market and business news services, economic research, account performance data and computer hardware used for the receipt of electronic research services and broker and other third-party equity research, such as publications or writings which furnish advice as to the value of securities and advisability of investing, and analyses and reports concerning issuers, industries, securities, market trends, and portfolio strategies. Research may be provided orally, in print, or electronically. These include a service used by the independent trustees of the Fund in reviewing the Investment Advisory Agreement.

     In some cases, a product or services termed "research" may serve other functions unrelated to the making of investment decisions. When a product has such a mixed use, the advisor will make a good faith allocation of the cost of the product according to the use made of it. The portion of the product that assists the advisor in the investment decision-making process may be paid for with the Fund's commission dollars. The advisor pays for the portion of the product that is not "research" with its own funds. Accordingly, the decision whether and how to allocate the costs of such a product presents a conflict of interest for Berger Associates.

     Berger Associates does not enter into formal agreements with any brokers regarding the placement of securities transactions because of any such brokerage or research services that they provide. Berger Associates may, however, make arrangements with and maintain internal procedures for allocating transactions to brokers who provide such services to encourage them to provide services expected to be useful to Berger Associates' clients, including the Fund.
Brokers may suggest a level of business they would like to receive in return for the brokerage and research they provide. Berger Associates then determines whether to continue receiving the research and brokerage provided and the approximate amount of commissions it is willing to pay to continue the brokerage and research arrangement with each broker. The actual amount of commissions a broker may receive may be more or less than a broker's suggested allocations, depending on Berger Associates' level of business, market conditions and other relevant factors. Even under these arrangements, however, the placement of all Fund transactions, must be consistent with the Fund's brokerage placement and execution policies, and must be directed to a broker who renders satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates.

     During the fiscal year ended September 30, 1998, of the brokerage commissions paid by the Fund, the following amounts were paid to brokers who provided to the Fund selected brokerage or research services prepared by the broker or subscribed or paid for by the broker on behalf of the Fund:

--------------------------------------------------------------------------------
 FUND                               AMOUNT OF TRANSACTIONS       AMOUNT OF
                                                                COMMISSIONS
--------------------------------------------------------------------------------
 Berger Small Company Growth            $   5,478,000             $19,000
 Fund
--------------------------------------------------------------------------------


     These brokerage and research services received from brokers are often helpful to Berger Associates in performing its investment advisory responsibilities to the Fund, and the availability of such services from brokers does not reduce the responsibility of Berger Associates' advisory personnel to analyze and evaluate the securities in which the Fund invests. The brokerage and research services obtained as a result of the Fund's brokerage business also will be useful to Berger Associates in making investment decisions for its other advisory accounts, and, conversely, information obtained by reason of placement of brokerage business of such other accounts may be used by Berger Associates in rendering investment advice to the Fund. Although such brokerage and research services may be deemed to be of value to Berger Associates, they are not expected to decrease the expenses that Berger Associates would otherwise incur in performing its investment advisory services for the Fund nor will the advisory fees that are received by Berger Associates from the Fund be reduced as a result of the availability of such brokerage and research services from brokers.

     The trustees of the Fund have authorized portfolio transactions to be placed on an agency basis through DSTS, a wholly-owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commission is retained by DSTS. DSTS may be considered an affiliate of Berger Associates due to the ownership interest of KCSI in both DST and Berger Associates.

     Included in the brokerage commissions paid by the Fund during the last three fiscal years, as stated in the preceding Brokerage Commissions table, are the following amounts paid to DSTS, which served to reduce the Fund's out-of-pocket expenses as follows:



                  DSTS COMMISSIONS AND RELATED EXPENSE REDUCTIONS

-----------------------------------------------------------------------------------------------------------------------------------
                                DSTS Commissions   Reduction in         DSTS          Reduction           DSTS         Reduction in
                                      Paid         Expenses FYE     Commissions          in           Commissions      Expenses FYE
                                  FYE 9/30/98       9/30/98(1)          Paid         Expenses FYE         Paid          9/30/96(1)
                                                                    FYE 9/30/97      9/30/97(1)       FYE 9/30/96
-----------------------------------------------------------------------------------------------------------------------------------
 Berger Small Company Growth    $ 0                $ 0              $42,000            $31,000          $13,000           $10,000
 Fund
-----------------------------------------------------------------------------------------------------------------------------------

(1) No portion of the commission is retained by DSTS. Difference between commissions paid through DSTS and reduction in expenses constitute commissions paid to an unaffiliated clearing broker.


     The Fund's advisor places securities orders with a limited number of major institutional brokerage firms chosen for the reliability and quality of execution; commission rates; quality of research coverage of major U.S. companies, the U.S. economy and the securities markets; promptness; back office capabilities; capital strength and financial stability; prior performance in serving the advisor and its clients; and knowledge of other buyers and sellers. The advisor selects the broker for each order based on the factors above, as well as the size, difficulty and other characteristics of the order. The trustees of the Fund have also authorized sales of shares of the Fund by a broker-dealer and the recommendations of a broker-dealer to its customers that they purchase Fund shares to be considered as factors in the selection of broker-dealers to execute portfolio transactions for the Fund. In addition, the advisor may also consider payments made by brokers to the Fund or to other persons on behalf of the Fund for services provided to the Fund for which it would otherwise be obligated to pay, such as transfer agency fees. In placing portfolio business with any such broker or dealer, the advisor of the Fund will seek the best execution of each transaction.

7.   HOW TO PURCHASE AND REDEEM SHARES IN THE FUND

     Minimum Initial Investment                                         $250,000

     Institutional Shares in the Fund may be purchased at the relevant net asset value without a sales charge. The minimum initial investment for Institutional Shares of the Fund is $250,000.

     To purchase shares in the Fund, simply complete the application form enclosed with the Prospectus. Then mail it with a check payable to "Berger Funds" to the following address:

     Berger Funds
     P.O. Box 419958
     Kansas City, MO  64141

     Payment for shares purchased may be made by wire, electronic funds transfer or mail. All purchase orders are effected at the relevant net asset value per share of the Fund next determined after receipt of the purchase order, completed application and payment. A purchase order, together with payment in proper form, received by the Fund, its authorized agent or designee prior to the close of the New York Stock Exchange (the "Exchange") on a day the Fund is open for business will be effected at that day's net asset value. An order received after that time will be effected at the net asset value determined on the next business day.

     Additional investments may be made at any time by mail, telephone (1-800-960-8427) or online (bergerfunds.com) at the relevant net asset value by calling or writing the Fund and making payment by wire or electronic funds transfer as outlined above.

     In addition, Fund shares may be purchased through certain broker-dealers that have established mutual fund programs and certain other organizations connected with pension and retirement plans. These broker-dealers and other organizations may charge investors a transaction or other fee for their services, may require different minimum initial and subsequent investments than the Fund and may impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. Fees charged by these organizations will have the effect of reducing a shareholder's total return on an investment in Fund shares. No such charge will apply to an investor who purchases Fund shares directly from the Fund as described above.

     Procedures for purchasing, selling (redeeming) and exchanging Fund shares by telephone and online are described in the Prospectus. The Fund may terminate or modify those procedures and related requirements at any time, although shareholders of the Fund will be given notice of any termination or material
modification.   Berger Associates may, at its own risk, waive certain of those procedures and related requirements.


8.   HOW THE NET ASSET VALUE IS DETERMINED

     The net asset value of the Fund is determined once daily, at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., New York time, Monday through Friday) each day that the Exchange is open. The Exchange is closed and the net asset value of the Fund is not determined on weekends and on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day each year.

     The per share net asset value of the Institutional Shares is determined by dividing the Institutional Shares' pro rata portion of the total value of the Fund's securities and other assets, less the Institutional Shares' pro rata portion of the Fund's liabilities and the liabilities attributable to the Institutional Shares, by the total number of Institutional Shares outstanding. Since net asset value for the Fund is calculated by class, and since the Institutional Shares and each other class of the Fund has its own expenses, the per share net asset value of the Fund will vary by class.

     In determining net asset value, securities listed or traded primarily on national exchanges, The Nasdaq Stock Market and foreign exchanges are valued at the last sale price on such markets, or, if such a price is lacking for the trading period immediately preceding the time of determination, such securities are valued at the mean of their current bid and asked prices. Securities that are traded in the over-the-counter market are valued at the mean between their current bid and asked prices. The market value of individual securities held by the Fund will be determined by using prices provided by pricing services which provide market prices to other mutual funds or, as needed, by obtaining market quotations from independent broker/dealers. Short-term money market securities maturing within 60 days are valued on the amortized cost basis, which approximates market value. All assets and liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers shortly before the close of the Exchange. Securities and assets for which quotations are not readily available or are not representative of market value may be valued at their fair value determined in good faith pursuant to consistently applied procedures established by the trustees. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities used in computing the net asset value of the shares of the Fund are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open, which will not be reflected in the computation of net asset value. If during such periods, events occur which materially affect the value of such securities, the securities may be valued at their fair value as determined in good faith pursuant to consistently applied procedures established by the trustees.

     The Fund's securities may be listed primarily on foreign exchanges or over-the-counter dealer markets which may trade on days when the Exchange is closed (such as a customary U.S. holiday) and on which the Fund's net asset value is not calculated. As a result, the net asset value of the Fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of the Fund.

9.   INCOME DIVIDENDS, CAPITAL GAINS
     DISTRIBUTIONS AND TAX TREATMENT

     This discussion summarizes certain U.S. federal income tax issues relating to the Fund. As a summary, it is not an exhaustive discussion of all possible tax ramifications. Accordingly, shareholders are urged to consult with their tax advisors with respect to their particular tax consequences.

     TAX STATUS OF THE FUND. If the Fund meets certain investment and distribution requirements, it will be treated as a "regulated investment company" (a "RIC") under the Internal Revenue Code and will not be subject to federal income tax on earnings that it distributes in a timely manner to shareholders. It also may be subject to an excise tax on undistributed income if it does not meet certain timing requirements for distributions. The Fund intends to qualify as a RIC annually and to make timely distributions in order to avoid income and excise tax liabilities.

     TAX ON FUND DISTRIBUTIONS. With certain exceptions provided by law, the Fund will report annually to the Internal Revenue Service and to each shareholder information about the tax treatment of the shareholder's distributions. Dividends paid by the Fund, whether received in cash or reinvested in additional Fund shares, will be treated as ordinary income to the shareholders. Distributions of net capital gain, whether received in cash or reinvested in Fund shares, will be taxable to the shareholders, but the rate of tax will vary depending upon the Fund's holding periods in the assets whose sale resulted in the capital gain. Dividends and distributions that are declared in October, November or December but not distributed until the following January will be considered to be received by the shareholders on December 31.

     In general, net capital gains from assets held by the Fund for more than 12 months will be subject to a maximum tax rate of 20% and net capital gains from assets held for 12 months or less will be taxed as ordinary income. Distributions will be subject to these capital gains rates, regardless of how long a shareholder has held Fund shares. Assets contributed to the Fund in an in-kind purchase of Fund shares may generate more gain upon their sale than if the assets had been purchased by the Fund with cash contributed to the Fund in a cash purchase of Fund shares.

     If the Fund's distributions for a taxable year exceeds its tax earnings and profits available for distribution, all or a portion of its distributions may be treated as a return of capital or as capital gains. To the extent a distribution is treated as a return of capital, a shareholder's basis in his or her Fund shares will be reduced by that amount.

     If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the U.S. Postal Service is unable to deliver checks to the shareholder's address of record, or if a shareholder's checks remain uncashed for six months, the Fund reserves the right to reinvest the amount distributed in additional Fund shares at the then-current NAV and to convert the shareholder's distribution option from receiving cash to having all dividend and other distributions reinvested in additional shares. In addition, no interest will accrue on amounts represented by uncashed distribution or redemption checks.

     TAX ON REDEMPTIONS OF FUND SHARES. Shareholders may be subject to tax on the redemption of their Fund shares. In general, such redemptions may give rise to a capital gain or loss, the treatment of which will depend on the shareholder's holding period in the Fund shares. Tax laws may prevent the deduction of a loss on the sale of Fund shares if the shareholder reinvests in the Fund shortly before or after the sale giving rise to the loss. Any loss on the redemption or other sale or exchange of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distribution received on the shares.

     INCOME FROM FOREIGN SOURCES. Dividends and interest received by the Fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries, although these taxes may be reduced by applicable tax treaties. Foreign taxes will generally be treated as expenses of the Fund, unless the Fund has more than 50% of its assets invested in foreign corporate securities at the end of the Fund's taxable year. In that case, shareholders of the Fund may be able to deduct (as an itemized deduction) or, if the Fund makes an election, claim a foreign tax credit for their share of foreign taxes, subject to limitations prescribed in the tax law.

     If the Fund invests in a foreign corporation that is a passive foreign investment company (a "PFIC"), special rules apply that may affect the tax treatment of gains from the sale of the stock and may cause the Fund to incur IRS tax and interest charges. However, the Fund may be eligible to elect one of two alternative tax treatments with respect to PFIC shares which would avoid these taxes and charges, but also may affect, among other things, the amount and character of gain or loss and the timing of the recognition of income with respect to PFIC shares. Accordingly, the amounts, character and timing of income distributed to shareholders of the Fund holding PFIC shares may differ substantially as compared to a fund that did not invest in PFIC shares.

     INCOME FROM CERTAIN TRANSACTIONS. Some or all of the Fund's investments may include transactions that are subject to special tax rules. Transactions involving foreign currencies may give rise to gain or loss that could affect the Fund's ability to make ordinary dividend distributions. Investment in certain financial instruments, such as options, futures contracts and forward contracts, may require annual recognition of unrealized gains and losses. Transactions that are treated as "straddles" may affect the character and/or timing of other gains and losses of the Fund. If the Fund enters into a transaction (such as a "short sale against the box") that reduces the risk of loss on an appreciated financial position that it already holds, the entry into the transaction may constitute a constructive sale and require immediate recognition of gain.

     BACKUP WITHHOLDING. In general, if a shareholder is subject to backup withholding, the Fund will be required to withhold federal income tax at a rate of 31% from distributions to that shareholder. These payments are creditable against the shareholder's federal income tax liability.

     FOREIGN SHAREHOLDERS. Foreign shareholders of the Fund generally will be subject to a 30% U.S. withholding tax on dividends paid by the Fund from ordinary income and short-term capital gain, although the rate may be reduced by a tax treaty. If a foreign shareholder dies while owning Fund shares, those shares may be subject to U.S. estate taxes.

10.  SUSPENSION OF REDEMPTION RIGHTS

     The right of redemption may be suspended for any period during which the New York Stock Exchange is closed or the Securities and Exchange Commission determines that trading on the Exchange is restricted, or when there is an emergency as determined by the Securities and Exchange Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it or to determine the value of its net assets, or for such other period as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund.

     The Fund intends to redeem its shares only for cash, although it retains the right to redeem its shares in-kind under unusual circumstances, in order to protect the interests of the remaining shareholders, by the delivery of securities selected from its assets at its discretion. The Fund is, however, governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. For purposes of this threshold, each underlying account holder whose shares are held of record in certain omnibus accounts is treated as one shareholder. Should redemptions by any shareholder during any 90-day period exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming shareholder generally will incur brokerage costs in converting the assets to cash. The redeeming shareholder may have difficulty selling the securities and recovering the amount of the redemption if the securities are illiquid. The method of valuing securities used to make redemption in-kind will be the same as the method of valuing portfolio securities described under Section 8.

11.  TAX-SHELTERED RETIREMENT PLANS

     The Fund offers several tax-qualified retirement plans for individuals, businesses and nonprofit organizations. For information about establishing an IRA, Roth IRA, profit-sharing or money purchase pension plan, 403(b) Custodial Account, SEP-IRA, SIMPLE IRA account or other retirement plans, please call 1-800-706-0539 or write to the Berger Funds c/o Berger Associates,

P.O. Box 5005, Denver, CO 80217. Trustees for existing 401(k) or other plans interested in using Fund shares as an investment or investment alternative in their plans are invited to call the Fund at 1-800-960-8427.

     The Fund also offers an Automatic Investment Plan (minimum $100 per monthly or quarterly investment) and a Systematic Withdrawal Plan (for shareholders who own shares of the Fund worth at least $5,000; minimum of $50 withdrawn monthly, quarterly, semiannually or annually). Forms for these plans may be obtained by writing to the Fund, c/o DST Systems, Inc., P.O. Box 419958, Kansas City, MO 64141, or call 1-800-960-8427.

12.  EXCHANGE PRIVILEGE

     Any shareholder may exchange any or all of the shareholder's shares in the Fund, subject to stated minimums, for shares of any of the other available Berger Funds, without charge, after receiving a current prospectus of the other fund. Exchanges into or out of the Fund are made at the net asset value per share next determined after the exchange request is received. Each exchange represents the sale of shares from one fund and the purchase of shares in another, which may produce a gain or loss for federal income tax purposes. An exchange of shares may be made by written request directed to DST Systems, Inc., by telephoning the Fund at 1-800-960-8427 or by contacting the Fund online at bergerfunds.com. This privilege may be terminated or amended by the Fund, and is not available in any state in which the shares of the Berger Fund being acquired in the exchange are not eligible for sale. Shareholders automatically have telephone and online transaction privileges to authorize exchanges unless they specifically decline this service in the account application or in writing.

13.  PERFORMANCE INFORMATION

     From time to time in advertisements, the Fund may discuss its performance ratings as published by recognized mutual fund statistical services, such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., or Value Line Investment Survey or by publications of general interest such as THE WALL STREET JOURNAL, INVESTOR'S BUSINESS DAILY, MONEY, BARRON'S, FINANCIAL WORLD or KIPLINGER'S PERSONAL FINANCE MAGAZINE. In addition, the Fund may compare its performance to that of recognized broad-based securities market indices, including the Wilshire 5000 Index, the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average, the Russell 1000 Value Index, the Russell 2000 Stock Index, the Standard & Poor's 400 Mid-Cap Index, the Standard & Poor's 600 Small Cap Index, Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index, the Dow Jones World Index, the Standard & Poor's/BARRA Value Index, the Nasdaq Composite Index, the Lehman Brothers Intermediate Term Government/Corporate Bond Index or the InformationWeek 100 Index, or more narrowly-based or blended indices which reflect the market sectors in which the Fund invests.

     The total return of the Fund is calculated for any specified period of time by assuming the purchase of shares of the Fund at the net asset value at the beginning of the period. Each dividend or other distribution paid by the Fund is assumed to have been reinvested at the net asset value on the reinvestment date. The total number of shares then owned as a result of this process is valued at the net asset value at the end of the period. The percentage increase is determined by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value.

     The Fund's total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same total return if the Fund's performance had been constant over the entire period. Total return figures are based on the overall change in value of a hypothetical investment in the Fund. Because average annual total returns for more than one year tend to smooth out variations in the Fund's return, investors should recognize that such figures are not the same as actual year-by-year results.

     All performance figures for the Fund are based upon historical results and do not assure future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years, or for the life of the Fund, if shorter. These are the rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

PREDECESSOR PERFORMANCE QUOTATIONS

     Shares of the Fund had no class designations until July 6, 1999, when all of the then-existing shares were designated as Investor Shares and the Institutional Shares class of the Fund covered in this Statement of Additional Information was established. The Fund commenced offering Institutional Shares on August 16, 1999. Performance data for the Institutional Shares include periods prior to the inception of the Institutional Shares class on August 16, 1999, and therefore reflect a 0.25% per year 12b-1 fee applicable to the Investor Shares that is not paid by the Institutional Shares. Total return of the Institutional Shares and other classes of shares of the Fund will be calculated separately. Because each class of shares is subject to different expenses, the performance of each class for the same period will differ.


AVERAGE ANNUAL TOTAL RETURNS


     The average annual total return for the Fund for various periods ending September 30, 1998, are shown on the following table:


--------------------------------------------------------------------------------
 FUND                  1-Year     3-Year   5-Year    10-Year  Life of Fund
--------------------------------------------------------------------------------
 Berger Small Company  (24.70)%   5.18%    N/A       N/A      11.57%
 Growth Fund                                                  (since 12/30/93)
--------------------------------------------------------------------------------


14.  ADDITIONAL INFORMATION

Fund Organization

     The Fund is a separate series of the Berger Investment Portfolio Trust (the "Trust"), a Delaware business trust established under the Delaware Business Trust Act. The Fund was established on August 23, 1993. The name "Berger Small Company Growth Fund-Registered Trademark-" was registered as a service mark in September 1995.

     The Trust is authorized to issue an unlimited number of shares of beneficial interest in series or portfolios. Currently, the Fund is one of seven series established under the Trust, although others may be added in the future. The Trust is also authorized to establish multiple classes of shares representing differing interests in an existing or new series. The Fund currently has two classes of shares, although others may be added in the future.

     Shares of the Fund are fully paid and nonassessable when issued. Each share has a par value of $.01. All shares issued by the Fund participate equally in dividends and other distributions by the Fund, and in the residual assets of the Fund in the event of its liquidation.

     DELAWARE BUSINESS TRUST INFORMATION. Under Delaware law, shareholders of the Fund will enjoy the same limitations on personal liability as extended to stockholders of a Delaware corporation. Further, the Trust Instrument of the Trust provides that no shareholder shall be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for or otherwise existing with respect to, the Trust or any particular series (fund) of the Trust. However, the principles of law governing the limitations of liability of beneficiaries of a business trust have not been authoritatively established as to business trusts organized under the laws of one jurisdiction but operating or owning property in other jurisdictions. In states that have adopted legislation containing provisions comparable to the Delaware Business Trust Act, it is believed that the limitation of liability of beneficial owners provided by Delaware law should be respected. In those jurisdictions that have not adopted similar legislative provisions, it is possible that a court might hold that the shareholders of the Trust are not entitled to the limitations of liability set forth in Delaware law or the Trust Instrument and, accordingly, that they may be personally liable for the obligations of the Trust.

     In order to protect shareholders from such potential liability, the Trust Instrument requires that every written obligation of the Trust or any series thereof contain a statement to the effect that such obligation may only be enforced against the assets of the Trust or such series. The Trust Instrument also provides for indemnification from the assets of the relevant series for all losses and expenses incurred by any shareholder by reason of being or having been a shareholder, and that the Trust shall, upon request, assume the defense of any such claim made against such shareholder for any act or obligation of the relevant series and satisfy any judgment thereon from the assets of that series.

     As a result, the risk of a shareholder of the Fund incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Trust believes that the risk of personal liability to shareholders of the Fund is therefore remote. The trustees intend to conduct the operations of the Trust and the Fund so as to avoid, to the extent possible, liability of shareholders for liabilities of the Trust or the Fund.

     CORPORATE GOVERNANCE INFORMATION PERTAINING TO THE FUND. The Fund is not required to hold annual shareholder meetings unless required by the Investment Company Act of 1940 or other applicable law or unless called by the trustees.
If shareholders owning at least 10% of the outstanding shares of the Trust so request, a special shareholders' meeting of the Trust will be held for the purpose of considering the removal of a trustee. Special meetings will be held for other purposes if the holders of at least 25% of the outstanding shares of the Trust so request. Subject to certain limitations, the Trust will facilitate appropriate communications by shareholders desiring to call a special meeting for the purpose of considering the removal of a trustee.

     Shareholders of the Fund and, where applicable, the other series/classes of the Trust, generally vote separately on matters relating to those respective series/classes, although they vote together and with the holders of any other series/classes of the Trust in the election of trustees of the Trust and on all matters relating to the Trust as a whole. Each full share of the Fund has one vote.

     Shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of trustees can elect 100% of the trustees if they choose to do so and, in such event, the holders of the remaining less than 50% of the shares voting for the election of trustees will not be able to elect any person or persons as trustees.

     Shares of the Fund have no preemptive rights. There are no sinking funds or arrearage provisions which may affect the rights of the Fund shares. Fund shares have no subscription rights or conversion rights, except that shareholders of any class of the Fund may convert their shares into shares of any other class of the Fund in the event and only in the event the shareholder ceases to be eligible to purchase or hold shares of the original class, or becomes eligible to purchase shares of a different class, by reason of a change in the shareholder's status under the conditions of eligibility in effect for such class at that time. Shares of the Fund may be transferred by endorsement, or other customary methods, but the Fund is not bound to recognize any transfer until it is recorded on its books.

MORE INFORMATION ON SPECIAL MULTI-CLASS FUND STRUCTURE

     The Fund currently has divided its shares into two classes of shares, the Institutional Shares covered by this SAI and the Investor Shares offered through a separate Prospectus and SAI. The Fund implemented its multi-class structure by adopting a Rule 18f-3 Plan under the 1940 Act permitting it to issue its shares in classes. The Fund's Rule 18f-3 Plan governs such matters as class features, dividends, voting, allocation of income and expenses between classes, exchange and trustee monitoring of the Plan. Each class is subject to such investment minimums and other conditions of eligibility as are set forth in the relevant prospectus for the class, as it may be amended from time to time. Investor Shares are available to the general public and bear a 0.25% 12b-1 fee. Information concerning Investor Shares is available from the Fund at 1-800-333-1001.

      Subject to the Trust's Trust Instrument and any other applicable provisions, the trustees of the Trust have the authority to create additional classes, or change existing classes, from time to time, in accordance with Rule 18f-3 under the Act.

PRINCIPAL SHAREHOLDERS

     Insofar as the management of the Fund is aware, as of May 28, 1999, no person owned, beneficially or of record, more than 5% of the outstanding shares of the Fund, except for the following:



--------------------------------------------------------------------------------
 OWNER                      FUND                                  PERCENTAGE
--------------------------------------------------------------------------------
 Charles Schwab & Co. Inc.  Berger Small Company Growth Fund      20.64%
 ("Schwab")
 101 Montgomery Street
 San Francisco, CA 94104
--------------------------------------------------------------------------------
 National Financial         Berger Small Company Growth Fund      6.72%
 Services Corporation
 ("Fidelity")
 200 Liberty Street
 One World Financial
 Center
 New York, NY 10281
--------------------------------------------------------------------------------


     In addition, as of that date, Schwab owned of record 24.19%, and Fidelity owned of record 8.297%, of all the outstanding shares of the Berger Investment Portfolio Trust, of which the Fund is one outstanding series.

DISTRIBUTION

     Berger Distributors, Inc., as the Fund's Distributor, is the principal underwriter of the Fund's shares. The Distributor is a wholly-owned subsidiary of Berger Associates. The Distributor is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The Distributor acts as the agent of the Fund in connection with the sale of the Fund's shares in all states in which the shares are eligible for sale and in which the Distributor is qualified as a broker-dealer. David J. Schultz, Chief Financial Officer, Assistant Secretary and Treasurer of the Distributor, is also Vice President and Treasurer of the Fund. Janice M. Teague, Vice President and Secretary of the Distributor, is also Vice President and Secretary of the Fund. Brian Ferrie, Vice President and Chief Compliance Officer of the Distributor, is also Vice President of the Fund.

     The Fund and the Distributor are parties to a Distribution Agreement that continues through April 2000, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Fund or the Distributor. The Distribution Agreement is subject to termination by the Fund or the Distributor on 60 days' prior written notice, and terminates automatically in the event of its assignment. Under the Distribution Agreement, the Distributor continuously offers shares of the Fund and solicits orders to purchase Fund shares at net asset value. The Distributor is not compensated for its services under the Distribution Agreement, but may be reimbursed by Berger Associates for its costs in distributing Fund shares.

OTHER INFORMATION

     The Trust has filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities of the Fund of which this Statement of Additional Information is a part. If further information is desired with respect to the Fund or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

     Davis, Graham & Stubbs LLP, 370 Seventeenth Street, Denver, Colorado, acts as counsel to the Fund.

INDEPENDENT ACCOUNTANTS

     PricewaterhouseCoopers LLP, 950 Seventeenth Street, Denver, Colorado, has been appointed to act as independent accountants for the Trust and the Fund for the fiscal year ended September 30, 1999. In that capacity, PricewaterhouseCoopers LLP will audit the financial statements of the Fund and assist the Fund in connection with the preparation of its 1998 income tax return.

FINANCIAL INFORMATION

     The following financial statements for the Fund are incorporated herein by reference from the Annual Report to Shareholders of the Fund dated September 30, 1998, along with the Report of Independent Accountants thereon dated October 30, 1998:


     Schedule of Investments as of September 30, 1998

     Statement of Assets and Liabilities as of September 30, 1998

     Statement of Operations for the Fiscal Year Ended September 30, 1998

     Statement of Changes in Net Assets for each of the Fiscal Years Ended September 30, 1997 and 1998

     Notes to Financial Statements, September 30, 1998

     Financial Highlights for each of the periods indicated

     The following financial statements for the Fund are incorporated herein by reference from the Semi-Annual Report to Shareholders of the Fund dated March 31, 1999:

     Schedule of Investments as of March 31, 1999 (unaudited)

     Statement of Assets and Liabilities as of March 31, 1999 (unaudited)

     Statement of Operations for the Six-Month Period Ended March 31, 1999 (unaudited)

     Statement of Changes in Net Assets for the Six-Month Period Ended March 31, 1999 (unaudited)

     Notes to Financial Statements, March 31, 1999 (unaudited)

     Financial Highlights for the Six-Month Period Ended March 31, 1999 (unaudited)

     The above-referenced Annual and Semi-Annual Reports are enclosed with a copy of this SAI. Additional copies of those Reports may be obtained upon request without charge by calling the Fund at 1-800-333-1001.

                                      APPENDIX A

HIGH-YIELD/HIGH-RISK SECURITIES

     The Fund may invest in convertible securities of any quality, including unrated securities or securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P) (sometimes referred to as "junk bonds"). However, the Fund will not purchase any security in default at the time of purchase. The Fund will not invest more than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade.

     Securities rated below investment grade are subject to greater risk that adverse changes in the financial condition of their issuers or in general economic conditions, or an unanticipated rise in interest rates, may impair the ability of their issuers to make payments of interest and principal or dividends. The market prices of lower grade securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to economic changes or individual corporate developments. Periods of economic uncertainty and change can be expected to result in volatility of prices of these securities. Lower rated securities also may have less liquid markets than higher rated securities, and their liquidity as well as their value may be adversely affected by poor economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a negative impact on the market for high-yield/high-risk bonds. In the event of an unanticipated default, the Fund will experience a reduction in its income and could expect a decline in the market value of the securities affected. The prices of these securities may be more volatile and the markets for them may be less liquid than those for higher-rated securities.

     Unrated securities, while not necessarily of lower quality than rated securities, may not have as broad a market. Unrated securities will be included in the Fund's percentage limits for investments rated below investment grade, unless the Fund's advisor deems such securities to be the equivalent of investment grade. If securities purchased by the Fund are downgraded following purchase, or if other circumstances cause the Fund to exceed its percentage limits on assets invested in securities rated below investment grade, the trustees of the Fund, in consultation with the Fund's advisor, will determine what action, if any, is appropriate in light of all relevant circumstances.

     Relying in part on ratings assigned by credit agencies in making investments will not protect the Fund from the risk that the securities will decline in value, since credit ratings represent evaluations of the safety of principal, dividend and/or interest payments, and not the market values of such securities. Moreover, such ratings may not be changed on a timely basis to reflect subsequent events.

     Although the market for high-yield debt securities has been in existence for many years and from time to time has experienced economic downturns, this market has involved a significant increase in the use of high-yield debt securities to fund highly leverage corporate acquisitions and restructurings. Past experience may not, therefore, provide an accurate indication of future performance of the high-yield debt securities market, particularly during periods of economic recession.

     Expenses incurred in recovering an investment in a defaulted security may adversely affect the Fund's net asset value. Moreover, the reduced liquidity of the secondary market for such securities may adversely affect the market price of, and the ability of the Fund to value, particular securities at certain times, thereby making it difficult to make specific valuation determinations.

CORPORATE BOND RATINGS

     The ratings of fixed-income securities by Moody's and Standard & Poor's are a generally accepted measurement of credit risk. However, they are subject to certain limitations. Ratings are generally based upon historical events and do not necessarily reflect the future. In addition, there is a period of time between the issuance of a rating and the update of the rating, during which time a published rating may be inaccurate.

KEY TO MOODY'S CORPORATE RATINGS

     Aaa-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa-Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba-Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds of this class.

     B-Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa-Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca-Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C-Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system.
The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

KEY TO STANDARD & POOR'S CORPORATE RATINGS

     AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

     A-Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB, B, CCC, CC AND C-Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are out-weighed by the large uncertainties or major risk exposures to adverse conditions.

     C1-The rating C1 is reserved for income bonds on which no interest is being paid.

     D-Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

     PLUS (+) OR MINUS (-)-The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                           BERGER NEW GENERATION FUND
                 (A SERIES OF BERGER INVESTMENT PORTFOLIO TRUST)


                              INSTITUTIONAL SHARES



                       STATEMENT OF ADDITIONAL INFORMATION
                      SHAREHOLDER SERVICES: 1-800-960-8427




               This Statement of Additional Information ("SAI") is not a prospectus. It relates to the Prospectus for the Berger New Generation Fund (the "Fund") -- Institutional Shares, dated [___________], 1999, as it may be amended or supplemented from time to time, which may be obtained by writing the Fund at P.O. Box 5005, Denver, Colorado 80217, or calling 1-800- 706-0539.


               This SAI is about the class of shares of the Fund designated as Institutional Shares. Institutional Shares are designed for pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as high net worth individuals, who are willing to maintain a minimum account balance of $250,000. Shares of the Fund may be offered through certain financial intermediaries that may charge their customers transaction or other fees with respect to the customers' investment in the Fund.


               The following financial statements of the Fund are incorporated herein by reference:

- The audited financial statements of the Fund for the fiscal year ended September 30, 1998, from the Fund's 1998 Annual Report to Shareholders, dated September 30, 1998.

- The unaudited financial statements of the Fund for the semi-annual period ended March 31, 1999, from the Fund's Semi-Annual Report to Shareholders, dated March 31, 1999.

               Copies of these Annual and Semi-Annual Reports are available, without charge, upon request, by calling 1-800-333-1001.






                             DATED [_________], 1999

                                TABLE OF CONTENTS
                                        &
                         CROSS-REFERENCES TO PROSPECTUS

----------------------------------------------------------------------------------------------------------
TABLE OF CONTENTS                                          CROSS-REFERENCES TO
                                                           RELATED DISCLOSURES
                                                           IN PROSPECTUS
----------------------------------------------------------------------------------------------------------
Introduction                                               Contents
----------------------------------------------------------------------------------------------------------
1. Investment Strategies and Risks of the Fund             Berger New Generation Fund;
                                                           Investment Techniques, Securities and
                                                           Associated Risks
----------------------------------------------------------------------------------------------------------
2. Investment Restrictions                                 Berger New Generation Fund;
                                                           Investment Techniques, Securities and
                                                           Associated Risks
----------------------------------------------------------------------------------------------------------
3. Management of the Fund                                  Berger New Generation Fund;
                                                           Organization of the Fund
----------------------------------------------------------------------------------------------------------
4. Investment Advisor                                      Berger New Generation Fund;
                                                           Organization of the Fund
----------------------------------------------------------------------------------------------------------
5. Expenses of the Fund                                    Berger New Generation Fund; Financial
                                                           Highlights for the Fund; Organization of the
                                                           Fund
----------------------------------------------------------------------------------------------------------
6. Brokerage Policy                                        Berger New Generation Fund;
                                                           Organization of the Fund
----------------------------------------------------------------------------------------------------------
7. How to Purchase and Redeem Shares in the                Buying Shares; Exchanging Shares
Fund
----------------------------------------------------------------------------------------------------------
8. How the Net Asset Value is Determined                   Your Share Price
----------------------------------------------------------------------------------------------------------
9. Income Dividends, Capital Gains                         Distributions and Taxes
Distributions and Tax Treatment
----------------------------------------------------------------------------------------------------------
10. Suspension of Redemption Rights                        Other Information About Your Account
----------------------------------------------------------------------------------------------------------
11. Tax-Sheltered Retirement Plans                         Tax-Sheltered Retirement Plans
----------------------------------------------------------------------------------------------------------
12. Exchange Privilege                                     Exchanging Shares
----------------------------------------------------------------------------------------------------------
13. Performance Information                                Berger New Generation Fund;  Financial
                                                           Highlights for the Fund;
----------------------------------------------------------------------------------------------------------
14. Additional Information                                 Organization of the Fund; Special Fund
                                                           Structure
----------------------------------------------------------------------------------------------------------
Financial Information                                       Financial Highlights for the Fund
----------------------------------------------------------------------------------------------------------


                                  INTRODUCTION

               The Fund described in this SAI is a mutual fund, or open-end, management investment company. The Fund is a diversified fund.

1.             INVESTMENT STRATEGIES AND RISKS OF THE FUND

               The Prospectus describes the investment objective of the Fund and the principal investment policies and strategies used to achieve that objective. It also describes the principal risks of investing in the Fund.

               This section contains supplemental information concerning the types of securities and other instruments in which the Fund may invest, the investment policies and portfolio strategies that the Fund may utilize and certain risks attendant to those investments, policies and strategies.

               COMMON AND PREFERRED STOCKS. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis. Profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay dividends, the Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividends. Such investments would be made primarily for their capital appreciation potential. All investments in stocks are subject to market risk, meaning that their prices may move up and down with the general stock market, and that such movements might reduce their value.

               DEBT SECURITIES. Debt securities (such as bonds or debentures) are fixed-income securities which bear interest and are issued by corporations or governments. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal on a specific maturity date. In addition to market risk, debt securities are generally subject to two other kinds of risk: credit risk and interest rate risk. Credit risk refers to the ability of the issuer to meet interest or principal payments as they come due. The lower the rating given a security by a rating service (such as Moody's Investor Service ("Moody's") and Standard & Poor's ("S&P")), the greater the credit risk the rating service perceives with respect to that security. The Fund will not purchase any nonconvertible securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P). In cases where the ratings assigned by more than one rating agency differ, the Fund will consider the security as rated in the higher category. If nonconvertible securities purchased by the Fund are downgraded to below investment grade following purchase, the trustees of the Fund, in consultation with the Fund's advisor, will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to this SAI.

               Interest rate risk refers to the fact that the value of fixed-income securities (like debt securities) generally fluctuates in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the price of fixed-income securities held by the Fund. Conversely, during periods of rising interest rates, the value of fixed-income securities held by the Fund will generally decline. Longer-term securities are generally more sensitive to interest rate changes and are more volatile than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks.

               Certain debt securities can also present prepayment risk. For example, a security may contain redemption and call provisions. If an issuer exercises these provisions when interest rates are declining, the Fund could sustain investment losses as well as have to reinvest the proceeds from the security at lower interest rates, resulting in a decreased return for the Fund.

               CONVERTIBLE SECURITIES. The Fund may also purchase debt or equity securities which are convertible into common stock when the Fund's advisor believes they offer the potential for a higher total return than nonconvertible securities. While fixed-income securities generally have a priority claim on a corporation's assets over that of common stock, some of the convertible securities which the Fund may hold are high-yield/high-risk securities that are subject to special risks, including the risk of default in interest or principal payments which could result in a loss of income to the Fund or a decline in the market value of the securities. Convertible securities often display a degree of market price volatility that is comparable to common stocks. The credit risk associated with convertible securities generally is reflected by their ratings by organizations such as Moody's or S&P or a similar determination of creditworthiness by the Fund's advisor. The Fund has no pre-established minimum quality standards for convertible securities and may invest in convertible securities of any quality, including lower rated or unrated securities. However, the Fund will not invest in any security in default at the time of purchase, and the Fund will invest less than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade. If convertible securities purchased by the Fund are downgraded following purchase, or if other circumstances cause 20% or more of the Fund's assets to be invested in convertible securities rated below investment grade, the trustees of the Fund, in consultation with the Fund's advisor, will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to this SAI.

               SPECIAL SITUATIONS. The Fund may also invest in "special situations." Special situations are companies that have recently experienced or are anticipated to experience a significant change in structure, management, products or services which may significantly affect the value of their securities. Examples of special situations are companies being reorganized or merged, companies emerging from bankruptcy, companies introducing unusual new products or which enjoy particular tax advantages. Other examples are companies experiencing changes in senior management, extraordinary corporate events, significant changes in cost or capital structure or which are believed to be probable takeover candidates. The opportunity to invest in special situations, however, is limited and depends in part on the market's assessment of these companies and their circumstances. By its nature, a "special situation" company involves to some degree a break with the company's past experience. This creates greater uncertainty and potential risk of loss than if the company were operating according to long-established patterns. In addition, stocks of companies in special situations may decline or not appreciate as expected if an anticipated change or development does not occur or is not assessed by the market as favorably as expected.




               SECURITIES OF SMALLER COMPANIES. The Fund may invest in securities of companies with small or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (that is, more abrupt or erratic price movements) than investments in larger, more mature companies since smaller companies may be at an earlier stage of development and may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Smaller companies also may be less significant factors within their industries and may have difficulty withstanding competition from larger companies. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

               SECURITIES OF COMPANIES WITH LIMITED OPERATING HISTORIES. The Fund may invest in securities of companies with limited operating histories. The Fund considers these to be securities of companies with a record of less than three years' continuous operation, even including the operations of any predecessors and parents. (These are sometimes referred to as "unseasoned issuers.") These companies by their nature have only a limited operating history which can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature companies. In addition, many of these companies may also be small companies and involve the risks and price volatility associated with smaller companies.


               INITIAL PUBLIC OFFERINGS. The Fund may invest in a company's securities at the time the company first offers securities to the public, that is, at the time of the company's initial public offering or IPO. Although companies can be any age or size at the time of their IPOs, they are often smaller and have a limited operating history, which involve a greater potential for the value of their securities to be impaired following the IPO. See "Securities of Smaller Companies" and "Securities of Companies with Limited Operating Histories" above. In addition, market psychology prevailing at the time of an IPO can have a substantial and unpredictable effect on the price of an IPO security, causing the price of a company's securities to be particularly volatile at the time of its IPO and for a period thereafter. As a result, the Fund's advisor might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss to the Fund. The advisor's trade allocation procedures govern which of its advised accounts participate in any IPO. See the heading "Trade Allocations" under Section 4 below.


               FOREIGN SECURITIES. The Fund may invest in foreign securities, which may be traded in foreign markets and denominated in foreign currency. The Fund's investments may also include American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) which are similar to ADRs, in bearer form, designed for use in the European securities markets, and in Global Depositary Receipts (GDRs).

               Investments in foreign securities involve some risks that are different from the risks of investing in securities of U.S. issuers, such as the risk of adverse political, social, diplomatic and economic developments and, with respect to certain countries, the possibility of expropriation, taxes imposed by foreign countries or limitations on the removal of monies or other assets of the Fund. Moreover, the economies of individual foreign countries will vary in comparison to the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Securities of some foreign companies, particularly those in developing countries, are less liquid and more volatile than securities of comparable domestic companies. A developing country generally is considered to be in the initial stages of its industrialization cycle. Investing in the securities of developing countries may involve exposure to economic structures that are less diverse and mature, and to political systems that can be expected to have less stability than developed countries.

               There also may be less publicly available information about foreign issuers and securities than domestic issuers and securities, and foreign issuers generally are not subject to accounting, auditing and financial reporting standards, requirements and practices comparable to those applicable to domestic issuers. Also, there is generally less government supervision and regulation of exchanges, brokers, financial institutions and issuers in foreign countries than there is in the U.S. Foreign financial markets typically have substantially less volume than U.S. markets. Foreign markets also have different clearance and settlement procedures and, in certain markets, delays or other factors could make it difficult to effect transactions, potentially causing the Fund to experience losses or miss investment opportunities.

               Costs associated with transactions in foreign securities are generally higher than with transactions in U.S. securities. The Fund will incur greater costs in maintaining assets in foreign jurisdictions and in buying and selling foreign securities generally, resulting in part from converting foreign currencies into U.S. dollars. In addition, the Fund might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts, which may heighten the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

               If the Fund is invested in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of the investments in its portfolio and the unrealized appreciation or depreciation of investments insofar as U.S. investors are concerned. If the foreign currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the foreign currency against the U.S. dollar would adversely affect the dollar value of the foreign securities. Foreign currency exchange rates are determined by forces of supply and demand on the foreign exchange markets, which are in turn affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

               PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS). The Fund may purchase the securities of certain companies considered Passive Foreign Investment Companies (PFICs) under U.S. tax laws. For certain types of PFICs, in addition to bearing their proportionate share of the Fund's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such PFIC. PFIC investments also may be subject to less favorable U.S. tax treatment, as discussed in Section 9 below.

               ILLIQUID AND RESTRICTED SECURITIES. The Fund is authorized to invest in securities which are illiquid or not readily marketable because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, no ready market is available. However, the Fund will not purchase any such security, the purchase of which would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Investments in illiquid securities involve certain risks to the extent that the Fund may be unable to dispose of such a security at the time desired or at a reasonable price or, in some cases, may be unable to dispose of it at all. In addition, in order to resell a restricted security, the Fund might have to incur the potentially substantial expense and delay associated with effecting registration. If securities become illiquid following purchase or other circumstances cause more than 15% of the Fund's net assets to be invested in illiquid securities, the trustees of the Fund, in consultation with the Fund's advisor, will determine what action, if any, is appropriate in light of all relevant circumstances.

               Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of this restriction. Pursuant to guidelines established by the trustees, the Fund's advisor will determine whether securities eligible for resale to qualified institutional buyers pursuant to SEC Rule 144A under the Securities Act of 1933 should be treated as illiquid investments considering, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer). The liquidity of the Fund's investments in Rule 144A securities could be impaired if qualified institutional buyers become uninterested in purchasing these securities.

               REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements with various financial organizations, including commercial banks, registered broker-dealers and registered government securities dealers. A repurchase agreement is an agreement under which the Fund acquires a debt security (generally a debt security issued or guaranteed by the U.S. government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value equal to or in excess of the value of the repurchase agreement and are held by the Fund's custodian bank until repurchased. In addition, the trustees will establish guidelines and standards for review by the investment advisor of the creditworthiness of any bank, broker or dealer party to a repurchase agreement with the Fund. The Fund will not enter into a repurchase agreement maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in such repurchase agreements and other illiquid securities.

               These transactions must be fully collateralized at all times by debt securities (generally a security issued or guaranteed by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit), but involve certain risks, such as credit risk to the Fund if the other party defaults on its obligation and the Fund is delayed or prevented from liquidating the collateral. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed and delayed. Further, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. The Fund expects that these risks can be controlled through careful monitoring procedures.

               WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Fund may purchase and sell securities on a when-issued or delayed delivery basis. However, the Fund currently does not intend to purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities. When-issued or delayed delivery transactions arise when securities (normally, obligations of issuers eligible for investment by the Fund) are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield. However, the yield available on a comparable security when delivery takes place may vary from the yield on the security at the time that the when-issued or delayed delivery transaction was entered into. Any failure to consummate a when-issued or delayed delivery transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When-issued and delayed delivery transactions may generally be expected to settle within one month from the date the transactions are entered into, but in no event later than 90 days. However, no payment or delivery is made by the Fund until it receives delivery or payment from the other party to the transaction.

               When the Fund purchases securities on a when-issued basis, it will maintain in a segregated account with its custodian cash, U.S. government securities or other liquid assets having an aggregate value equal to the amount of such purchase commitments, until payment is made. If necessary, additional assets will be placed in the account daily so that the value of the account will equal or exceed the amount of the Fund's purchase commitments.

               LENDING OF PORTFOLIO SECURITIES. The Fund may lend its securities to qualified institutional investors (such as brokers, dealers or other financial organizations) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. Loans of securities by the Fund will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. Government or its agencies. The collateral will equal at least 100% of the current market value of the loaned securities, marked-to-market on a daily basis. By lending its securities, the Fund will be attempting to generate income through the receipt of interest on the loan which, in turn, can be invested in additional securities to pursue the Fund's investment objective. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

               The Fund may lend its portfolio securities to qualified brokers, dealers, banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940, or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "Commission") thereunder, which currently require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time and (d) the Fund receives reasonable interest on the loan, which interest may include the Fund's investing cash collateral in interest bearing short-term investments, and (e) the Fund receives all dividends and distributions on the loaned securities and any increase in the market value of the loaned securities.

               The Fund bears risk of loss in the event that the other party to a securities lending transaction defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction. The Fund will not lend its portfolio securities if, as a result, the aggregate value of such loans would exceed 33-1/3% of the value of the Fund's total assets (including the value of the collateral received to secure the loan). Loan arrangements made by the Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Fund's trustees.

               Although voting rights with respect to loaned securities pass to the borrower, the Fund retains the right to recall a security (or terminate a loan) for the purpose of exercising the security's voting rights. Efforts to recall loaned securities in time to exercise voting rights may be unsuccessful, especially for foreign securities or thinly traded securities. In addition, it is expected that loaned securities will be recalled for voting only when the items being voted on are, in the judgment of the Fund's advisor, either material to the economic value of the security or threaten to materially impact the issuing company's corporate governance policies or structure.

               SHORT SALES. The Fund currently is only permitted to engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box").

               In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If the Fund engages in a short sale, the collateral account will be maintained by the Fund's custodian. While the short sale is open, the Fund will maintain in a segregated custodial account an amount of securities convertible into or exchangeable for such equivalent securities at no additional cost. These securities would constitute the Fund's long position.

               Under prior law, the Fund could have made a short sale, as described above, when it wanted to sell a security it owned at a current attractive price, but also wished to defer recognition of gain or loss for Federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. However, federal tax legislation has eliminated the ability to defer recognition of gain or loss in short sales against the box and accordingly, it is not anticipated that the Fund will be engaging in these transactions unless there are further legislative changes.


               HEDGING TRANSACTIONS. The Fund is authorized to make limited use of certain types of futures, forwards and/or options, but only for the purpose of hedging, that is, protecting against market risk due to market movements that may adversely affect the value of the Fund's securities or the price of securities that the Fund is considering purchasing. The utilization of futures, forwards and options is also subject to policies and procedures which may be established by the trustees from time to time. In addition, the Fund is not required to hedge. Decisions regarding hedging are subject to the advisor's judgment of the cost of the hedge, its potential effectiveness and other factors the advisor considers pertinent.


               A hedging transaction may partially protect the Fund from a decline in the value of a particular security or its portfolio generally, although hedging may also limit the Fund's opportunity to profit from favorable price movements, and the cost of the transaction will reduce the potential return on the security or the portfolio. Use of these instruments by the Fund involves the potential for a loss that may exceed the amount of initial margin the Fund would be permitted to commit to the contracts under its investment limitation, or in the case of a call option written by the Fund, may exceed the premium received for the option. However, the Fund is permitted to use such instruments for hedging purposes only, and only if the aggregate amount of its obligations under these contracts does not exceed the total market value of the assets the Fund is attempting to hedge, such as a portion or all of its exposure to equity securities or its holding in a specific foreign currency. To help ensure that the Fund will be able to meet its obligations under its futures and forward contracts and its obligations under options written by the Fund, the Fund will be required to maintain liquid assets in a segregated account with its custodian bank or to set aside portfolio securities to "cover" its position in these contracts.

               The principal risks of the Fund utilizing futures transactions, forward contracts and options are: (a) losses resulting from market movements not anticipated by the Fund; (b) possible imperfect correlation between movements in the prices of futures, forwards and options and movements in the prices of the securities or currencies hedged or used to cover such positions;
(c) lack of assurance that a liquid secondary market will exist for any particular futures or options at any particular time, and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close a position when so desired; (d) lack of assurance that the counterparty to a forward contract would be willing to negotiate an offset or termination of the contract when so desired; and (e) the need for additional information and skills beyond those required for the management of a portfolio of traditional securities. In addition, when the Fund enters into an over-the-counter contract with a counterparty, the Fund will assume counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

               Following is additional information concerning the futures, forwards and options which the Fund may utilize, provided that no more than 5% of the Fund's net assets at the time the contract is entered into may be used for initial margins for financial futures transactions and premiums paid for the purchase of options. In addition, the Fund may only write call options that are covered and only up to 25% of the Fund's total assets.

               FUTURES CONTRACTS. Financial futures contracts are exchange-traded contracts on financial instruments (such as securities and foreign currencies) and securities indices that obligate the holder to take or make delivery of a specified quantity of the underlying financial instrument, or the cash value of an index, at a future date. Although futures contracts by their terms call for the delivery or acquisition of the underlying instruments or a cash payment based on the mark-to-market value of the underlying instruments, in most cases the contractual obligation will be offset before the delivery date by buying (in the case of an obligation to sell) or selling (in the case of an obligation to buy) an identical futures contract. Such a transaction cancels the original obligation to make or take delivery of the instruments.

               The Fund may enter into contracts for the purchase or sale for future delivery of financial instruments, such as securities and foreign currencies, or contracts based on financial indices including indices of U.S. Government securities, foreign government securities or equity securities. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant (an "FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

               Both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when a futures contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and may be maintained in cash or other liquid assets. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to the other party to settle the change in value on a daily basis. Initial and variation margin payments are similar to good faith deposits or performance bonds or party-to-party payments resulting from daily changes in the value of the contract, unlike margin extended by a securities broker, and would be released or credited to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Unlike margin extended by a securities broker, initial and variation margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. The Fund will incur brokerage fees when it buys or sells futures contracts.

               In the event of the bankruptcy of the FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to the Fund only in proportion to the amount received by the FCM's other customers. The Fund will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Fund does business and by depositing margin payments in a segregated account with the Fund's custodian for the benefit of the FCM when practical or otherwise required by law.

               The Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures

Association, which regulate trading in the futures markets. Accordingly, the Fund will not enter into any futures contract or option on a futures contract if, as a result, the aggregate initial margin and premiums required to establish such positions would exceed 5% of the Fund's net assets.

               Although the Fund would hold cash and liquid assets in a segregated account with a mark-to-market value sufficient to cover the Fund's open futures obligations, the segregated assets would be available to the Fund immediately upon closing out the futures position.

               The acquisition or sale of a futures contract may occur, for example, when the Fund is considering purchasing or holds equity securities and seeks to protect itself from fluctuations in prices without buying or selling those securities. For example, if prices were expected to decrease, the Fund might sell equity index futures contracts, thereby hoping to offset a potential decline in the value of equity securities in the portfolio by a corresponding increase in the value of the futures contract position held by the Fund and thereby preventing the Fund's net asset value from declining as much as it otherwise would have. The Fund also could protect against potential price declines by selling portfolio securities and investing in money market instruments. However, the use of futures contracts as a hedging technique allows the Fund to maintain a defensive position without having to sell portfolio securities.

               Similarly, when prices of equity securities are expected to increase, futures contracts may be bought to attempt to hedge against the possibility of having to buy equity securities at higher prices. This technique is sometimes known as an anticipatory hedge. Since the fluctuations in the value of futures contracts should be similar to those of equity securities, the Fund could take advantage of the potential rise in the value of equity securities without buying them until the market has stabilized. At that time, the futures contracts could be liquidated and the Fund could buy equity securities on the cash market.

               The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the Fund still may not result in a successful use of futures.

               Futures contracts entail additional risks. Although the Fund will only utilize futures contracts when it believes that use of such contracts will benefit the Fund, if the Fund's investment judgment is incorrect, the Fund's overall performance could be worse than if the Fund had not entered into futures contracts. For example, if the Fund has hedged against the effects of a possible decrease in prices of securities held in the Fund's portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in the Fund's futures positions. In addition, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to the Fund. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, a buyer or seller of futures contracts could lose amounts substantially in excess of any initial margin deposits made, due to the potential for adverse price movements resulting in additional variation margin being required by such positions. However, the Fund intends to monitor its investments closely and will attempt to close its positions when the risk of loss to the Fund becomes unacceptably high.

               The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the Fund will not match exactly the Fund's current or potential investments. The Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests -- for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities -- which involves a risk that the futures position will not correlate precisely with the performance of the Fund's investments.

               Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with the Fund's investments. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between the Fund's investments and its futures positions may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. The Fund may buy or sell futures contracts with a value less than or equal to the securities it wishes to hedge or is considering purchasing. If price changes in the Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Fund's other investments.

               Because futures contracts are generally settled within a day from the date they are closed out, compared with a longer settlement period for most types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Fund's access to other assets held to cover its futures positions also could be impaired.

               OPTIONS ON FUTURES CONTRACTS. The Fund may buy and write options on futures contracts for hedging purposes. An option on a futures contract gives the Fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, the Fund may buy a call option on a futures contract to hedge against a market advance, and the Fund might buy a put option on a futures contract to hedge against a market decline.

               The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the call option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. If a call option the Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between change in the value of its portfolio securities and changes in the value of the futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

               The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Fund may buy a put option on a futures contract to hedge the Fund's portfolio against the risk of falling prices.

               The amount of risk the Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

               FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward contract is a privately negotiated agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified invoice amount for the assets at the time of delivery. The Fund currently intends that it will only use forward contracts or commitments for hedging purposes and will only use forward foreign currency exchange contracts, although the Fund may enter into additional forms of forward contracts or commitments in the future if they become available and advisable in light of the Fund's objectives and investment policies. Forward contracts generally are negotiated in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized exchange-traded contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

               The following discussion summarizes the Fund's principal uses of forward foreign currency exchange contracts ("forward currency contracts"). The Fund may enter into forward currency contracts with stated contract values of up to the value of the Fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency) on a specified date. The Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price (in terms of a specified currency) for securities it has agreed to buy or sell ("transaction hedge"). The Fund also may hedge some or all of its investments denominated in foreign currency against a decline in the value of that currency (or a proxy currency whose price movements are expected to have a high degree of correlation with the currency being hedged) relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in futures contracts (or options on such futures) with respect to the currency. The Fund also may enter into a forward currency contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge").

               These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on the Fund's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting the Fund's currency exposure from one foreign currency to another limits the Fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the Fund if its investment manager's projection of future exchange rates is inaccurate. Unforeseen changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

               The Fund will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that the Fund is not able to cover its forward currency positions with underlying portfolio securities, the Fund's custodian will segregate cash or liquid assets having a value equal to the aggregate amount of the Fund's commitments under forward contracts entered into. If the value of the securities used to cover a position or the value of segregated assets declines, the Fund must find alternative cover or segregate additional cash or liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of the Fund's commitments with respect to such contracts.

               While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Fund's ability to utilize forward contracts may be restricted. The Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets. In addition, when the Fund enters into a privately negotiated forward contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into. Unlike many exchange-traded futures contracts and options on futures, there are no daily price fluctuation limits with respect to forward contracts and other negotiated or over-the-counter instruments, and with respect to those contracts, adverse market movements could therefore continue to an unlimited extent over a period of time. However, the Fund intends to monitor its investments closely and will attempt to renegotiate or close its positions when the risk of loss to the Fund becomes unacceptably high.

               OPTIONS ON SECURITIES AND SECURITIES INDICES. The Fund may buy or sell put or call options and write covered call options on securities that are traded on United States or foreign securities exchanges or over-the-counter. Buying an option involves the risk that, during the option period, the price of the underlying security will not increase (in the case of a call) to above the exercise price, or will not decrease (in the case of a put) to below the exercise price, in which case the option will expire without being exercised and the holder would lose the amount of the premium. Writing a call option involves the risk of an increase in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by the Fund to the option holder at a lower price than its current market value and the Fund's potential for capital appreciation on the security would be limited to the exercise price. Moreover, when the Fund writes a call option on a securities index, the Fund bears the risk of loss resulting from imperfect correlation between movements in the price of the index and the price of the securities set aside to cover such position. Although they entitle the holder to buy equity securities, call options to purchase equity securities do not entitle the holder to dividends or voting rights with respect to the underlying securities, nor do they represent any rights in the assets of the issuer of those securities.

               A call option written by the Fund is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if the Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Fund in liquid assets in a segregated account with its custodian.

               The writer of a call option may have no control when the underlying securities must be sold. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period.

               The writer of an exchange-traded call option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. If the Fund desires to sell a particular security from the Fund's portfolio on which the Fund has written a call option, the Fund will effect a closing transaction prior to or concurrent with the sale of the security. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. An investor who is the holder of an exchange-traded option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

               The Fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option; the Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

               An option position may be closed out only where there exists a secondary market for an option of the same series. If a secondary market does not exist, it might not be possible to effect closing transactions in particular options with the result that the Fund would have to exercise the options in order to realize any profit. If the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market may include the following: (i) there may be insufficient trading interest in certain options, (ii) restrictions may be imposed by a national securities exchange on which the option is traded ("Exchange") on opening or closing transactions or both, (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities,
(iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange, (v) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

               In addition, when the Fund enters into an over-the-counter option contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

               An option on a securities index is similar to an option on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, on exercise of the option, an amount of cash if the closing level of the securities index on which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

               The Fund may buy call options on securities or securities indices to hedge against an increase in the price of a security or securities that the Fund may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security or index rises sufficiently, the option may expire and become worthless to the Fund. The Fund may buy put options to hedge against a decline in the value of a security or its portfolio. The premium paid for the put option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security or index declines sufficiently, the option may expire and become worthless to the Fund.

               An example of a hedging transaction using an index option would be if the Fund were to purchase a put on a stock index, in order to protect the Fund against a decline in the value of all securities held by it to the extent that the stock index moves in a similar pattern to the prices of the securities held. While the correlation between stock indices and price movements of the stocks in which the Fund will generally invest may be imperfect, the Fund expects, nonetheless, that the use of put options that relate to such indices will, in certain circumstances, protect against declines in values of specific portfolio securities or the Fund's portfolio generally. Although the purchase of a put option may partially protect the Fund from a decline in the value of a particular security or its portfolio generally, the cost of a put will reduce the potential return on the security or the portfolio.


               TEMPORARY DEFENSIVE MEASURES. The Fund may increase its investment in government securities, and other short-term, interest-bearing securities without regard to the Fund's otherwise applicable percentage limits, policies or its normal investment emphasis, when its advisor believes market conditions warrant a temporary defensive position. Taking larger positions in such short-term investments may serve as a means of preserving capital in unfavorable market conditions. When in a defensive position, the Fund could miss the opportunity to participate in any stock or bond market advances that occur during those periods, which the Fund might have been able to participate in if it had remained more fully invested.

               PORTFOLIO TURNOVER. Investment changes in the Fund will be made whenever the investment manager deems them appropriate even if this results in a higher portfolio turnover rate. A 100% annual turnover rate results, for example, if the equivalent of all of the securities in the Fund's portfolio are replaced in a period of one year. In addition, portfolio turnover for the Fund may increase as a result of large amounts of purchases and redemptions of shares of the Fund due to economic, market or other factors that are not within the control of management.

               Higher portfolio turnover will necessarily result in correspondingly higher brokerage costs for the Fund. The existence of a high portfolio turnover rate has no direct relationship to the tax liability of the Fund, although sales of certain stocks will lead to realization of gains, and, possibly, increased taxable distributions to shareholders. The Fund's brokerage policy is discussed further below under Section 6--Brokerage Policy, and additional information concerning income taxes is located under Section 9--Income Dividends, Capital Gains Distributions and Tax Treatment.

2.             INVESTMENT RESTRICTIONS

               The investment objective of the Fund is capital appreciation. The investment objective of the Fund is considered fundamental, meaning that it cannot be changed without a shareholders' vote. There can be no assurance that the Fund's investment objective will be realized.

               The Fund has also adopted certain investment policies, strategies, guidelines and procedures in pursuing its objective. These may be changed without a shareholder vote. The principal policies and strategies used by the Fund are described in the Prospectus.

               In addition, the Fund has adopted certain fundamental and non-fundamental restrictions on its investments and other activities, which are listed below. Fundamental restrictions may not be changed without the approval of (i) 67% or more of the voting securities of the Fund present at a meeting of shareholders thereof if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Fund. Non-fundamental restrictions may be changed in the future by action of the trustees without shareholder vote.


BERGER NEW GENERATION FUND

               The following fundamental restrictions apply to the Berger New Generation Fund. The Fund may not:


               1. With respect to 75% of the Fund's total assets, purchase the securities of any one issuer (except U.S. government securities) if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets or (b) the Fund owns more than 10% of the outstanding voting securities of such issuer.

               2. Invest in any one industry (other than U.S. government securities) 25% or more of the value of its total assets at the time of such investment.

               3. Borrow money, except from banks for temporary or emergency purposes in amounts not to exceed 25% of the Fund's total assets (including the amount borrowed) taken at market value, nor pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness and then only if such pledging, mortgaging or hypothecating does not exceed 25% of the Fund's total assets taken at market value. When borrowings exceed 5% of the Fund's total assets, the Fund will not purchase portfolio securities.

               4. Act as a securities underwriter (except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a security), issue senior securities (except to the extent permitted under the Investment Company Act of 1940), invest in real estate (although it may purchase shares of a real estate investment trust), or invest in commodities or commodity contracts except financial futures transactions, futures contracts on securities and securities indices and options on such futures, forward foreign currency exchange contracts, forward commitments or securities index put or call options.

               5. Make loans, except that the Fund may enter into repurchase agreements and may lend portfolio securities in accordance with the Fund's investment policies. The Fund does not, for this purpose, consider the purchase of all or a portion of an issue of publicly distributed bonds, bank loan participation agreements, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, to be the making of a loan.

               In applying the industry concentration investment restriction (no. 2 above), the Fund uses the industry groups used in the Data Monitor Portfolio Monitoring System of William O'Neil & Co. Incorporated.

               The trustees have adopted additional non-fundamental investment restrictions for the Fund. These limitations may be changed by the trustees without a shareholder vote. The non- fundamental investment restrictions include the following:

               1. The Fund may not purchase securities on margin from a broker or dealer, except that the Fund may obtain such short-term credits as may be necessary for the clearance of transactions, and may not make short sales of securities, except that the Fund may make short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box"). This limitation shall not prohibit or restrict the Fund from entering into futures, forwards and options contracts or from making margin payments and other deposits in connection therewith.

               2. The Fund may not purchase the securities of any other investment company, except by purchase in the open market involving no commission or profit to a sponsor or dealer (other than the customary broker's commission).

               3. The Fund may not invest in companies for the purposes of exercising control of management.

               4. The Fund may not purchase any security, including any repurchase agreement maturing in more than seven days, which is not readily marketable, if more than 15% of the net assets of the Fund, taken at market value at the time of purchase would be invested in such securities.

               5. Only for the purpose of hedging, the Fund may purchase and sell financial futures, forward foreign currency exchange contracts and put and call options, but no more than 5% of the Fund's net assets at the time of purchase may be invested in initial margins for financial futures transactions and premiums for options. The Fund may only write call options that are covered and only up to 25% of the Fund's total assets.

               6. The Fund may not purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities.

3.             MANAGEMENT OF THE FUND

               The Fund is supervised by trustees who are responsible for major decisions about the Fund's policies and overall Fund oversight. The Fund's trustees hire the companies that run day-to-day Fund operations, such as the investment advisor, administrator, transfer agent and custodian.

               The trustees and executive officers of the Fund are listed below, together with information which includes their principal occupations during the past five years and other principal business affiliations.

     MICHAEL OWEN, 412 Reid Hall, Montana State University, Bozeman, MT 59717,
          DOB: 1937. Since 1994, Dean, and from 1989 to 1994, a member of the Finance faculty, of the College of Business, Montana State University. Self-employed as a financial and management consultant, and in real estate development. Formerly (1976-1989), Chairman and Chief Executive Officer of Royal Gold, Inc. (mining). Chairman of the Board of Berger 100 Fund and Berger Growth and Income Fund. Chairman of the Trustees of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

*    JACK R. THOMPSON, 210 University Boulevard, Suite 900, Denver, CO 80206,
          DOB: 1949. President and a director since May 1999 (Executive Vice President from February 1999 to May 1999) of Berger 100 Fund and Berger Growth and Income Fund. President and a trustee since May 1999 (Executive Vice President from February 1999 to May 1999) of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust. Executive Vice President of Berger Associates, Inc., since February 1999. Audit Committee Member of the Public Employees' Retirement Association of Colorado (pension plan) since November 1997. Self-employed as a consultant from July 1995 through February 1999. Director of Wasatch Advisors (investment management) from February 1997 to February 1999. Director of Janus Capital Corporation (investment management) from June 1984 through June 1995, and Executive Vice President of the Corporation from April 1989 through June 1995. Treasurer of Janus Capital Corporation from November 1983 through October 1989. Trustee of the Janus Investment Funds from December 1990 through June 1995, and Senior Vice President of the Trust from May 1993 through June 1995. President and a director of Janus Service Corporation (transfer agent) from January 1987 through June 1995. President and a director of Fillmore Agency, Inc. (advertising agency), from January 1990 through June 1995. Executive Vice President and a director of Janus Capital International, Ltd. (investment advisor) from September 1994 through June 1995. President and a director of Janus Distributors, Inc. (broker/dealer), from May 1991 through June 1995. Director of IDEX Management, Inc. (investment management), from January 1985 through June 1995. Trustee and Senior Vice President of the of the Janus Aspen Funds from May 1993 through June 1995.

     DENNIS E. BALDWIN, 3481 South Race Street, Englewood, CO 80110, DOB: 1928.
          President, Baldwin Financial Counseling. Formerly (1978-1990), Vice President and Denver Office Manager of Merrill Lynch Capital Markets. Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

* WILLIAM M. B. BERGER, 210 University Boulevard, Suite 900, Denver, CO 80206, DOB: 1925. Director and, formerly, President (1974-1994) of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust since its inception in August 1993 (Chairman of the Trustees through November 1994). Trustee of Berger Institutional Products Trust since its inception in October 1995. Trustee of Berger/BIAM Worldwide Funds Trust and Berger/BIAM Worldwide Portfolios Trust since their inception in May 1996. Trustee of Berger Omni Investment Trust since February 1997. Chairman (since 1994) and a Director (since 1973) and, formerly, President (1973-1994) of Berger Associates.

     LOUIS R. BINDNER, 1075 South Fox, Denver, CO 80223, DOB: 1925. President,
          Climate Engineering, Inc. (building environmental systems). Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

     KATHERINE A. CATTANACH, 672 South Gaylord, Denver, CO 80209, DOB: 1945.
          Managing Principal, Sovereign Financial Services, Inc. (investment consulting firm). Formerly (1981- 1988), Executive Vice President, Captiva Corporation, Denver, Colorado (private investment management firm). Ph.D. in Finance (Arizona State University); Chartered Financial Analyst (CFA). Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.


     PAUL R. KNAPP, 33 North LaSalle Street, Suite 1900, Chicago, IL 60602, DOB:
          1945. Since 1991, Chairman, President, Chief Executive Officer and a director of Catalyst Institute (international public policy research organization focused primarily on financial markets and institutions). Since September 1997, President, Chief Executive Officer and a director of DST Catalyst, Inc. (international financial markets consulting, software and computer services company). Director (since February 1998) and a Vice President (February 1998 - November 1998) of West Side Investments, Inc. (investments), a wholly-owned subsidiary of DST Systems, Inc. Previously (1991 - September 1997), Chairman, President, Chief Executive Officer and a director of Catalyst Consulting (international financial institutions business consulting firm). Prior thereto (1988-1991), President, Chief Executive Officer and a director of Kessler Asher Group (brokerage, clearing and trading firm). Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.


     HARRY T. LEWIS, JR., 370 17th Street, Suite 3560, Denver, CO 80202, DOB:
          1933. Self- employed as a private investor. Formerly (1981-1988), Senior Vice President, Rocky Mountain Region, of Dain Bosworth Incorporated and member of that firm's Management Committee. Director of J.D. Edwards & Co. (computer software company) since 1995. Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

     WILLIAM SINCLAIRE, 3049 S. Perry Park Road, Sedalia, CO 80135, DOB: 1928.
          President, Santa Clara LLC (privately owned agriculture company). Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

*    MARK S. SUNDERHUSE, 210 University Boulevard, Suite 900, Denver, CO 80206,
          DOB: 1961. Portfolio manager of the Berger New Generation Fund since January 1999. Senior Vice President (since January 1998) and portfolio manager (since January 1999) with Berger

          Associates. Formerly, Senior Vice President and Assistant Portfolio Manager with Crestone Capital Management, Inc. (from January 1991 through January 1998); Investment Officer with United Bank of Denver (from April 1989 through January 1991); and officer and registered representative with Boettcher & Company, Inc. (investment banking) (from May 1985 through April 1989).

*    JANICE M. TEAGUE, 210 University Boulevard, Suite 900, Denver, CO 80206,
          DOB: 1954. Vice President and Secretary (since November 1998) and Assistant Secretary (September 1996 to November 1998) of the Berger Funds. Vice President (since October 1997), Secretary (since November
          1998) and Assistant Secretary (September 1996 through November 1998) with Berger Associates. Vice President and Secretary with Berger Distributors, Inc., since August 1998. Formerly, self-employed as a business consultant from June 1995 through September 1996, Secretary of the Janus Funds from January 1990 to May 1995 and Assistant Secretary of Janus Capital Corporation from October 1989 to May 1995.

*    DAVID J. SCHULTZ, 210 University Boulevard, Suite 900, Denver, CO 80206,
          DOB: 1950. Vice President and Treasurer (since November 1998) and Assistant Treasurer (September 1996 to November 1998) of the Berger Funds. Vice President (since February 1997) and Controller (since August 1994) with Berger Associates. Chief Financial Officer and Treasurer (since May 1996), Assistant Secretary (since August 1998) and Secretary (May 1996 to August 1998) with Berger Distributors, Inc. Formerly, Partner with Smith, Brock & Gwinn (accounting firm) from January 1984 to August 1994.

*    BRIAN S. FERRIE, 210 University Boulevard, Suite 900, Denver, CO 80206,
          DOB: 1958. Vice President of the Berger Funds since November 1998. Vice President (since February 1997) and Chief Compliance Officer (since August 1994) with Berger Associates. Chief Compliance Officer with Berger Distributors, Inc., since May 1996. Formerly, Compliance Officer with United Services Advisor, Inc., from January 1988 to July 1994, and Director of Internal Audit of United Services Funds from January 1987 to July 1994.

*    JOHN PAGANELLI, 210 University Boulevard, Suite 900, Denver, CO 80206, DOB:
          1967. Assistant Treasurer of the Berger Funds since November 1998. Vice President (since November 1998) and Manager of Accounting (January 1997 through November 1998) with Berger Associates. Formerly, manager of Accounting (December 1994 through October 1996) and Senior Accountant (November 1991 through December 1994) with Palmeri Fund Administrators, Inc.

----------------


* Interested person (as defined in the Investment Company Act of 1940) of the Fund and/or of the Fund's advisor.


               The trustees of the Fund have adopted a trustee retirement age of 75 years.

TRUSTEE COMPENSATION


               The officers of the Fund received no compensation from the Fund during the fiscal year ended September 30, 1998. However, trustees of the Fund who are not "interested persons" of the Fund or its advisor are compensated for their services according to a fee schedule, allocate among the Berger Funds. Neither the officers of the Fund nor the trustees receive any form of pension or retirement benefit compensation from the Fund.

               The following table sets forth information regarding compensation paid or accrued during the fiscal year ended September 30, 1998, for each trustee of the Fund:


----------------------------------------------------------------------------------------------------------------
           NAME AND POSITION                                    AGGREGATE COMPENSATION FROM
           WITH BERGER FUNDS
----------------------------------------------------------------------------------------------------------------
                                              BERGER NEW GENERATION FUND                  ALL BERGER FUNDS(1)
----------------------------------------------------------------------------------------------------------------
Dennis E. Baldwin(2)                                    $1,852                                 $47,000
----------------------------------------------------------------------------------------------------------------
William M.B. Berger(2),(3)                                $ 0                                    $ 0
----------------------------------------------------------------------------------------------------------------
Louis R. Bindner(2)                                     $1,828                                 $46,400
----------------------------------------------------------------------------------------------------------------
Katherine A. Cattanach(2)                               $1,852                                 $47,000
----------------------------------------------------------------------------------------------------------------
Lucy Black Creighton(2),(5)                               $334                                  $8,200
----------------------------------------------------------------------------------------------------------------
Paul R. Knapp(2)                                        $1,852                                 $47,000
----------------------------------------------------------------------------------------------------------------
Gerard M. Lavin(3),(4)                                    $ 0                                    $ 0
----------------------------------------------------------------------------------------------------------------
Harry T. Lewis(2)                                       $1,852                                 $47,000
----------------------------------------------------------------------------------------------------------------
Michael Owen(2)                                         $2,246                                 $57,000
----------------------------------------------------------------------------------------------------------------
William Sinclaire(2)                                    $1,828                                 $46,400
----------------------------------------------------------------------------------------------------------------
Jack R. Thompson(2),(3),(6)                               $ 0                                    $ 0
----------------------------------------------------------------------------------------------------------------


NOTES TO TABLE


(1) Includes the Berger 100 Fund, the Berger Growth and Income Fund, the Berger Investment Portfolio Trust (including the Berger Small Company Growth Fund, the Berger New Generation Fund, the Berger Balanced Fund, the Berger Select Fund and the Berger Mid Cap Growth Fund), the Berger Institutional Products Trust (four series), the Berger/BIAM Worldwide Funds Trust (three series, including the Berger/BIAM International Fund), the Berger/BIAM Worldwide Portfolios Trust (one series) and the Berger Omni Investment Trust (including the Berger Small Cap Value Fund). Aggregate compensation figures do not include figures for the Berger Information Technology Fund, which was added to the Trust after September 30, 1998. Of the aggregate amounts shown for each trustee, the following amounts were deferred under applicable deferred compensation plans: Dennis E. Baldwin $36,100; Louis R. Bindner $3,638; Katherine A. Cattanach $45,202; Lucy Black Creighton $6,280; Michael Owen $10,276; William Sinclaire $14,898.

(2) Director of Berger 100 Fund and Berger Growth and Income Fund and trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Portfolios Trust, Berger/BIAM Worldwide Funds Trust and Berger Omni Investment Trust.

(3) Interested person of Berger Associates.

(4) Resigned as President and as a director and trustee effective May 1999.

(5) Resigned as a director and trustee effective November 1997.

(6) President of Berger 100 Fund, Berger Growth and Income Fund, Berger Investment Portfolio Trust, Berger/BIAM Worldwide Portfolios Trust, Berger/BIAM Worldwide Funds Trust and Berger Omni Investment Trust. Appointed as President and a director or trustee of the Funds effective May 1999.


               Trustees may elect to defer receipt of all or a portion of their fees pursuant to a fee deferral plan adopted by the Fund. Under the plan, deferred fees are credited to an account and adjusted thereafter to reflect the investment experience of whichever of the Berger Funds (or approved money market funds) is designated by the trustee for this purpose. Pursuant to an SEC exemptive order, the Fund is permitted to purchase shares of the designated funds in order to offset its obligation to the trustees participating in the plan. Purchases made pursuant to the plan are excepted from any otherwise applicable investment restriction limiting the purchase of securities of any other investment company. The Fund's obligation to make payments of deferred fees under the plan is a general obligation of the Fund.

               As of May 28, 1999, the officers and trustees of the Fund as a group owned of record or beneficially an aggregate of less than 1% of the outstanding shares of the Fund.


4.             INVESTMENT ADVISOR

BERGER ASSOCIATES - INVESTMENT ADVISOR

               Berger Associates, Inc. ("Berger Associates"), 210 University Boulevard, Suite 900, Denver, CO 80206, is the investment advisor to the Fund. Berger Associates is responsible for managing the investment operations of the Fund and the composition of its investment portfolio. Berger Associates also acts as the Fund's administrator and is responsible for such functions as monitoring compliance with all applicable federal and state laws.

               Berger Associates has been in the investment advisory business for 25 years. It serves as investment advisor or sub-advisor to mutual funds and institutional investors and had assets under management of approximately $3.4 billion as of December 31, 1998. Berger Associates is a wholly-owned subsidiary of Kansas City Southern Industries, Inc. ("KCSI"). KCSI is a publicly traded holding company with principal operations in rail transportation, through its subsidiary The Kansas City Southern Railway Company, and financial asset management businesses. KCSI also owns approximately 31% of the outstanding shares of DST Systems, Inc. ("DST"), a publicly traded information and transaction processing company which acts as the Fund's sub-transfer agent.




INVESTMENT ADVISORY AGREEMENT

               Under the Investment Advisory Agreement between the Fund and its advisor, the advisor is generally responsible for furnishing continuous advice and making investment decisions as to the acquisition, holding or disposition of securities or other assets which the Fund may own or contemplate acquiring from time to time. The Investment Advisory Agreement provides that the investment advisor shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder and except to the extent otherwise provided by law.

               Under the Agreement, the advisor is compensated for its services by the payment of a fee at the following annual rate, calculated as a percentage of the average daily net assets of the Fund:


--------------------------------------------------------------------------------
           FUND                    ADVISOR              INVESTMENT ADVISORY FEE
--------------------------------------------------------------------------------
Berger New Generation Fund    Berger Associates                0.90%(1)
--------------------------------------------------------------------------------

(1) Under a written agreement, the Fund's investment advisor waives its fee to the extent that the annual operating expenses for the Investor Shares class of the Fund in any fiscal year, including the investment advisory fee and the 12b-1 fee, but excluding brokerage commissions, interest, taxes and extraordinary expenses, exceed 1.90% of the Fund's average daily net assets attributable to the Investor Shares for that fiscal year. The agreement may be terminated by the advisor upon 90 days' prior written notice to the Fund. The investment advisory fee is allocated among the Institutional Shares and the other class of the Fund on the basis of net assets attributable to each such class.


               The Fund's Investment Advisory Agreement will continue in effect until the last day of April 2000, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees who are not "interested persons" (as that term is defined in the 1940 Act) of the Fund or the advisor. The Agreement is subject to termination by the Fund or the advisor on 60 days' written notice, and terminates automatically in the event of its assignment.





TRADE ALLOCATIONS

               While investment decisions for the Fund are made independently by the advisor, the same investment decision may be made for the Fund and one or more accounts advised by the advisor. In this circumstance, should purchase and sell orders of the same class of security be in effect on the same day, the orders for such transactions may be combined by the advisor in order to seek the best combination of net price and execution for each. Client orders partially filled will, as a general matter, be allocated pro rata in proportion to each client's original order, although exceptions may be made to avoid, among other things, odd lots and de minimus allocations. Execution prices for a combined order will be averaged so that each participating client receives the average price paid or received. While in some cases, this policy might adversely affect the price paid or received by the Fund or other participating accounts, or the size of the position obtained or liquidated, the advisor will aggregate orders if it believes that coordination of orders and the ability to participate in volume transactions will result in the best overall combination of net price and execution.

RESTRICTIONS ON PERSONAL TRADING

               Berger Associates permits its directors, officers and employees to purchase and sell securities for their own accounts in accordance with a policy regarding personal investing in Berger Associates' Code of Ethics. The policy requires all covered persons to conduct their personal securities transactions in a manner which does not operate adversely to the interests of the Fund or Berger Associates' other advisory clients. Directors and officers of Berger Associates, investment personnel and other designated persons deemed to have access to current trading information ("access persons") are required to pre-clear all transactions in securities not otherwise exempt under the policy. Requests for authority to trade will be denied pre-clearance when, among other reasons, the proposed personal transaction would be contrary to the provisions of the policy or would be deemed to adversely affect any transaction then known to be under consideration for or currently being effected on behalf of any client account, including the Fund.

               In addition to the pre-clearance requirements described above, the policy subjects directors and officers of Berger Associates, investment personnel and other access persons to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the policy. The policy is administered by Berger Associates and the provisions of the policy are subject to interpretation by and exceptions authorized by its board of directors.




5.             EXPENSES OF THE FUND

               In addition to paying an investment advisory fee to its advisor, the Fund pays all of its expenses not assumed by its advisor, including, but not limited to, custodian and transfer agent fees, legal and accounting expenses, administrative and record keeping expenses, interest charges, federal and state taxes, costs of share certificates, expenses of shareholders' meetings, compensation of trustees who are not interested persons of Berger Associates, expenses of printing and distributing reports to shareholders and federal and state administrative agencies, and all expenses incurred in connection with the execution of its portfolio transactions, including brokerage commissions on purchases and sales of portfolio securities, which are considered a cost of securities of the Fund. The Fund also pays all expenses incurred in complying with all federal and state laws and the laws of any foreign country applicable to the issue, offer or sale of shares of the Fund, including, but not limited to, all costs involved in preparing and printing prospectuses for shareholders of the Fund.

               Under a separate Administrative Services Agreement with respect to the Fund, Berger Associates performs certain administrative and recordkeeping services not otherwise performed by the Fund's custodian and recordkeeper, including the preparation of financial statements and reports to be filed with the Securities and Exchange Commission and state regulatory authorities. The Fund pays Berger Associates a fee at an annual rate of 0.01% of its average daily net assets for such services. These fees are in addition to the investment advisory fees paid under the Investment Advisory Agreement. The administrative services fees may be changed by the trustees without shareholder approval.


               The following table shows the total dollar amounts of advisory fees and administrative services fees paid by the Fund to Berger Associates for the periods indicated and the amount of such fees waived on account of excess expenses under applicable expense limitations.



                                   BERGER NEW GENERATION FUND
----------------------------------------------------------------------------------------------------
Fiscal Year Ended    Investment           Administrative          Advisory Fee       TOTAL
September 30,        Advisory Fee         Service Fee             Waiver
----------------------------------------------------------------------------------------------------
1998                 $1,229,000           $14,000                 $     0            $1,243,000
----------------------------------------------------------------------------------------------------
1997                 $  962,000           $20,000                 $     0            $  982,000
----------------------------------------------------------------------------------------------------
1996*                $ 398,000            $ 4,000                 $ (85,000)         $ 317,000
----------------------------------------------------------------------------------------------------

* Covers period from March 29, 1996 (commencement of operations) through the end of the Fund's first fiscal year on September 30, 1996.

               The Fund has appointed Investors Fiduciary Trust Company ("IFTC"), 801 Pennsylvania, Kansas City, MO 64105, as its recordkeeping and pricing agent. In addition, IFTC also serves as the Fund's custodian, transfer agent and dividend disbursing agent. IFTC has engaged DST Systems, Inc. ("DST"), P.O. Box 419958, Kansas City, MO 64141, as sub-agent to provide transfer agency and dividend disbursing services for the Fund. Approximately 31% of the outstanding shares of DST are owned by KCSI.

               As recordkeeping and pricing agent, IFTC calculates the daily net asset value of the Fund and performs certain accounting and recordkeeping functions required by the Fund. The Fund pays IFTC a monthly base fee plus an asset-based fee. IFTC is also reimbursed for certain out-of-pocket expenses.

               IFTC, as custodian, and its subcustodians have custody and provide for the safekeeping of the Fund's securities and cash, and receive and remit the income thereon as directed by the management of the Fund. The custodian and subcustodians do not perform any managerial or policy-making functions for the Fund. For its services as custodian, IFTC receives an asset-based fee plus certain transaction fees and out-of-pocket expenses.

               As transfer agent and dividend disbursing agent, IFTC (through DST, as sub-agent) maintains all shareholder accounts of record; assists in mailing all reports, proxies and other information to the Fund's shareholders; calculates the amount of, and delivers to the Fund's shareholders, proceeds representing all dividends and distributions; and performs other related services. For these services, IFTC receives a fee from the Fund at an annual rate of $14.00 per open Fund shareholder account, subject to preset volume discounts, plus certain transaction fees and fees for closed accounts, and is reimbursed for out-of-pocket expenses, which fees in turn are passed through to DST as sub-agent.

               All of IFTC's fees are subject to reduction pursuant to an agreed formula for certain earnings credits on the cash balances of the Fund. Earnings credits received by the Fund can be found on the Fund's Statement of Operations in the Annual and Semi-Annual Reports incorporated by reference into this Statement of Additional Information.


OTHER EXPENSE INFORMATION

               The trustees of the Fund have authorized portfolio transactions to be placed on an agency basis through DST Securities, Inc. ("DSTS"), a wholly-owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commission is retained by DSTS. See Section 6--Brokerage Policy for further information concerning the expenses reduced as a result of these arrangements. DSTS may be considered an affiliate of Berger Associates due to the ownership interest of KCSI in both DST and Berger Associates.

               The Fund and/or its advisor have entered into arrangements with certain brokerage firms and other companies (such as recordkeepers and administrators) to provide administrative services (such as sub-transfer agency, recordkeeping, shareholder communications, sub- accounting and/or other services) to investors purchasing shares of the Fund through those firms or companies. The Fund's advisor or the Fund (if approved by its trustees) may pay fees to these companies for their services. These companies may also be appointed as agents for or authorized by the Fund to accept on its behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Fund.

               The Fund's advisor may also enter into arrangements with organizations that solicit clients for the advisor, which may include clients who purchase shares of the Fund. While the specific terms of each arrangement may differ, generally, the fee paid by the advisor under such arrangements is based on the value of the referred client's assets managed by the advisor. None of the fees paid to such organizations will be borne by the Fund.

DISTRIBUTOR

               The distributor (principal underwriter) of the Fund's shares is Berger Distributors, Inc. (the "Distributor"), 210 University Boulevard, Suite 900, Denver, CO 80206. The Distributor may be reimbursed by Berger Associates for its costs in distributing the Fund's Institutional Shares.

6.             BROKERAGE POLICY


               Although the Fund retains full control over its own investment policies, under the terms of its Investment Advisory Agreement, Berger Associates as the Fund's advisor is directed to place the portfolio transactions of the Fund. A report on the placement of brokerage business is given to the trustees of the Fund every quarter, indicating the brokers with whom Fund portfolio business was placed and the basis for such placement. The brokerage commissions paid by the Fund during the past three fiscal years were as follows:


                             BROKERAGE COMMISSIONS
----------------------------------------------------------------------------------------------------
                                        FOR THE YEAR/PERIOD ENDED SEPTEMBER 30,
                                --------------------------------------------------------------------
                                  1998                   1997                     1996
----------------------------------------------------------------------------------------------------
BERGER NEW GENERATION FUND      $340,000               $165,000               $939,000(1)
----------------------------------------------------------------------------------------------------

(1) Covers period from March 29, 1996 (commencement of operations) through the end of the Fund's first fiscal year on September 30, 1996. The Fund paid more brokerage commissions than anticipated during this period as a result of portfolio transactions undertaken in response to volatile markets and the short tax year for its initial period of operations.


               The Investment Advisory Agreement authorizes and directs the advisor to place portfolio transactions for the Fund only with brokers and dealers who render satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates. However, the Agreement specifically authorizes the advisor to place such transactions with a broker with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if the advisor determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of either that particular transaction or the overall responsibilities of the advisor. Accordingly, the advisor does not have an obligation to seek the lowest available commission.


               In accordance with this provision of the Agreement, portfolio brokerage business of the Fund may be placed with brokers who provide useful brokerage and research services to the advisor. The Fund's advisor may consider the value of research provided as a factor in the choice of brokers. "Research" includes computerized on-line stock quotation systems and related data feeds from stock exchanges, computerized trade order entry, execution and confirmation systems, fundamental and technical analysis data and software, computerized stock market and business news services, economic research, account performance data and computer hardware used for the receipt of electronic research services and broker and other third-party equity research, such as publications or writings which furnish advice as to the value of securities and advisability of investing, and analyses and reports concerning issuers, industries, securities, market trends, and portfolio strategies. Research may be provided orally, in print, or electronically. These include a service used by the independent trustees of the Fund in reviewing the Investment Advisory Agreement.


               In some cases, a product or services termed "research" may serve other functions unrelated to the making of investment decisions. When a product has such a mixed use, the advisor will make a good faith allocation of the cost of the product according to the use made of it. The portion of the product that assists the advisor in the investment decision-making process may be paid for with the Fund's commission dollars. The advisor pays for the portion of the product that is not "research" with its own funds. Accordingly, the decision whether and how to allocate the costs of such a product presents a conflict of interest for Berger Associates.

               Berger Associates does not enter into formal agreements with any brokers regarding the placement of securities transactions because of any such brokerage or research services that they provide. Berger Associates may, however, make arrangements with and maintain internal procedures for allocating transactions to brokers who provide such services to encourage them to provide services expected to be useful to Berger Associates' clients, including the Fund. Brokers may suggest a level of business they would like to receive in return for the brokerage and research they provide. Berger Associates then determines whether to continue receiving the research and brokerage provided and the approximate amount of commissions it is willing to pay to continue the brokerage and research arrangement with each broker. The actual amount of commissions a broker may receive may be more or less than a broker's suggested allocations, depending on Berger Associates' level of business, market conditions and other relevant factors. Even under these arrangements, however, the placement of all Fund transactions, must be consistent with the Fund's brokerage placement and execution policies, and must be directed to a broker who renders satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates.


               During the fiscal year ended September 30, 1998, of the brokerage commissions paid by the Fund, the following amounts were paid to brokers who provided to the Fund selected brokerage or research services prepared by the broker or subscribed or paid for by the broker on behalf of the Fund:



----------------------------------------------------------------------------------------------------
FUND                              AMOUNT OF TRANSACTIONS                       AMOUNT OF
                                                                              COMMISSIONS
----------------------------------------------------------------------------------------------------
Berger New Generation Fund              $ 13,883,000                            $39,000
----------------------------------------------------------------------------------------------------


               These brokerage and research services received from brokers are often helpful to Berger Associates in performing its investment advisory responsibilities to the Fund, and the avail ability of such services from brokers does not reduce the responsibility of Berger Associates' advisory personnel to analyze and evaluate the securities in which the Fund invests. The brokerage and research services obtained as a result of the Fund's brokerage business also will be useful to Berger Associates in making investment decisions for its other advisory accounts, and, conversely, information obtained by reason of placement of brokerage business of such other accounts may be used by Berger Associates in rendering investment advice to the Fund. Although such brokerage and research services may be deemed to be of value to Berger Associates, they are not expected to decrease the expenses that Berger Associates would otherwise incur in performing its investment advisory services for the Fund nor will the advisory fees that are received by Berger Associates from the Fund be reduced as a result of the availability of such brokerage and research services from brokers.

               The trustees of the Fund have authorized portfolio transactions to be placed on an agency basis through DSTS, a wholly-owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commission is retained by DSTS. DSTS may be considered an affiliate of Berger Associates due to the ownership interest of KCSI in both DST and Berger Associates.


               Included in the brokerage commissions paid by the Fund during the last three fiscal years, as stated in the preceding Brokerage Commissions table, are the following amounts paid to DSTS, which served to reduce the Fund's out-of-pocket expenses as follows:




                DSTS COMMISSIONS AND RELATED EXPENSE REDUCTIONS

---------------------------------------------------------------------------------------------------------------------------
                                   DSTS          Reduction         DSTS          Reduction          DSTS          Reduction
                               Commissions          in          Commissions          in         Commissions          in
                                   Paid          Expenses          Paid           Expenses          Paid          Expenses
                               FYE 9/30/98          FYE         FYE 9/30/97         FYE         FYE 9/30/96          FYE
                                                9/30/98(1)                       9/30/97(1)                      9/30/96(1)
---------------------------------------------------------------------------------------------------------------------------
Berger New Generation          $2,000(2)          $1,500            $ 0             $ 0             $ 0              $ 0
Fund
---------------------------------------------------------------------------------------------------------------------------

(1) No portion of the commission is retained by DSTS. Difference between commissions paid through DSTS and reduction in expenses constitute commissions paid to an unaffiliated clearing broker.

(2) Constitutes less than 1% of the aggregate brokerage commissions paid by the Berger New Generation Fund and less than 1% of the aggregate dollar amount of transactions placed by the Berger New Generation Fund.


               The Fund's advisor places securities orders with a limited number of major institutional brokerage firms chosen for the reliability and quality of execution; commission rates; quality of research coverage of major U.S. companies, the U.S. economy and the securities markets; promptness; back office capabilities; capital strength and financial stability; prior performance in serving the advisor and its clients; and knowledge of other buyers and sellers. The advisor selects the broker for each order based on the factors above, as well as the size, difficulty and other characteristics of the order. The trustees of the Fund have also authorized sales of shares of the Fund by a broker-dealer and the recommendations of a broker-dealer to its customers that they purchase Fund shares to be considered as factors in the selection of broker-dealers to execute portfolio transactions for the Fund. In addition, the advisor may also consider payments made by brokers to the Fund or to other persons on behalf of the Fund for services provided to the Fund for which it would otherwise be obligated to pay, such as transfer agency fees. In placing portfolio business with any such broker or dealer, the advisor of the Fund will seek the best execution of each transaction.

7.             HOW TO PURCHASE AND REDEEM SHARES IN THE FUND

               Minimum Initial Investment                              $250,000


               Institutional Shares in the Fund may be purchased at the relevant net asset value without a sales charge. The minimum initial investment for Institutional Shares of the Fund is $250,000.


               To purchase shares in the Fund, simply complete the application form enclosed with the Prospectus. Then mail it with a check payable to "Berger Funds" to the following address:

               Berger Funds
               P.O. Box 419958
               Kansas City, MO  64141

               Payment for shares purchased may be made by wire, electronic funds transfer or mail. All purchase orders are effected at the relevant net asset value per share of the Fund next determined after receipt of the purchase order, completed application and payment. A purchase order, together with payment in proper form, received by the Fund, its authorized agent or designee prior to the close of the New York Stock Exchange (the "Exchange") on a day the Fund is open for business will be effected at that day's net asset value. An order received after that time will be effected at the net asset value determined on the next business day.

               Additional investments may be made at any time by mail, telephone (1-800-960- 8427) or online (bergerfunds.com) at the relevant net asset value by calling or writing the Fund and making payment by wire or electronic funds transfer as outlined above.

               In addition, Fund shares may be purchased through certain broker-dealers that have established mutual fund programs and certain other organizations connected with pension and retirement plans. These broker-dealers and other organizations may charge investors a transaction or other fee for their services, may require different minimum initial and subsequent investments than the Fund and may impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. Fees charged by these organizations will have the effect of reducing a shareholder's total return on an investment in Fund shares. No such charge will apply to an investor who purchases Fund shares directly from the Fund as described above.

                   Procedures for purchasing, selling (redeeming) and exchanging Fund shares by telephone and online are described in the Prospectus. The Fund may terminate or modify those procedures and related requirements at any time, although shareholders of the Fund will be given notice of any termination or material modification. Berger Associates may, at its own risk, waive certain of those procedures and related requirements.




8.             HOW THE NET ASSET VALUE IS DETERMINED

               The net asset value of the Fund is determined once daily, at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., New York time, Monday through Friday) each day that the Exchange is open. The Exchange is closed and the net asset value of the Fund is not determined on weekends and on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day each year.

               The per share net asset value of the Institutional Shares is determined by dividing the Institutional Shares' pro rata portion of the total value of the Fund's securities and other assets, less the Institutional Shares' pro rata portion of the Fund's liabilities and the liabilities attributable to the Institutional Shares, by the total number of Institutional Shares outstanding. Since net asset value for the Fund is calculated by class, and since the Institutional Shares and each other class of the Fund has its own expenses, the per share net asset value of the Fund will vary by class.

               In determining net asset value, securities listed or traded primarily on national exchanges, The Nasdaq Stock Market and foreign exchanges are valued at the last sale price on such markets, or, if such a price is lacking for the trading period immediately preceding the time of determination, such securities are valued at the mean of their current bid and asked prices. Securities that are traded in the over-the-counter market are valued at the mean between their current bid and asked prices. The market value of individual securities held by the Fund will be determined by using prices provided by pricing services which provide market prices to other mutual funds or, as needed, by obtaining market quotations from independent broker/dealers. Short-term money market securities maturing within 60 days are valued on the amortized cost basis, which approximates market value. All assets and liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers shortly before the close of the Exchange. Securities and assets for which quotations are not readily available or are not representative of market value may be valued at their fair value determined in good faith pursuant to consistently applied procedures established by the trustees. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid.

               Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities used in computing the net asset value of the shares of the Fund are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open, which will not be reflected in the computation of net asset value. If during such periods, events occur which materially affect the value of such securities, the securities may be valued at their fair value as determined in good faith pursuant to consistently applied procedures established by the trustees.

               The Fund's securities may be listed primarily on foreign exchanges or over-the-counter dealer markets which may trade on days when the Exchange is closed (such as a customary U.S. holiday) and on which the Fund's net asset value is not calculated. As a result, the net asset value of the Fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of the Fund.

9.             INCOME DIVIDENDS, CAPITAL GAINS
               DISTRIBUTIONS AND TAX TREATMENT

               This discussion summarizes certain U.S. federal income tax issues relating to the Fund. As a summary, it is not an exhaustive discussion of all possible tax ramifications. Accordingly, shareholders are urged to consult with their tax advisors with respect to their particular tax consequences.

               TAX STATUS OF THE FUND. If the Fund meets certain investment and distribution requirements, it will be treated as a "regulated investment company" (a "RIC") under the Internal Revenue Code and will not be subject to federal income tax on earnings that it distributes in a timely manner to shareholders. It also may be subject to an excise tax on undistributed income if it does not meet certain timing requirements for distributions. The Fund intends to qualify as a RIC annually and to make timely distributions in order to avoid income and excise tax liabilities.

               TAX ON FUND DISTRIBUTIONS. With certain exceptions provided by law, the Fund will report annually to the Internal Revenue Service and to each shareholder information about the tax treatment of the shareholder's distributions. Dividends paid by the Fund, whether received in cash or reinvested in additional Fund shares, will be treated as ordinary income to the shareholders. Distributions of net capital gain, whether received in cash or reinvested in Fund shares, will be taxable to the shareholders, but the rate of tax will vary depending upon the Fund's holding periods in the assets whose sale resulted in the capital gain. Dividends and distributions that are declared in October, November or December but not distributed until the following January will be considered to be received by the shareholders on December 31.

               In general, net capital gains from assets held by the Fund for more than 12 months will be subject to a maximum tax rate of 20% and net capital gains from assets held for 12 months or less will be taxed as ordinary income. Distributions will be subject to these capital gains rates, regardless of how long a shareholder has held Fund shares. Assets contributed to the Fund in an in-kind purchase of Fund shares may generate more gain upon their sale than if the assets had been purchased by the Fund with cash contributed to the Fund in a cash purchase of Fund shares.

               If the Fund's distributions for a taxable year exceeds its tax earnings and profits available for distribution, all or a portion of its distributions may be treated as a return of capital or as capital gains. To the extent a distribution is treated as a return of capital, a shareholder's basis in his or her Fund shares will be reduced by that amount.

               If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the U.S. Postal Service is unable to deliver checks to the shareholder's address of record, or if a shareholder's checks remain uncashed for six months, the Fund reserves the right to reinvest the amount distributed in additional Fund shares at the then-current NAV and to convert the shareholder's distribution option from receiving cash to having all dividend and other distributions reinvested in additional shares. In addition, no interest will accrue on amounts represented by uncashed distribution or redemption checks.

               TAX ON REDEMPTIONS OF FUND SHARES. Shareholders may be subject to tax on the redemption of their Fund shares. In general, such redemptions may give rise to a capital gain or loss, the treatment of which will depend on the shareholder's holding period in the Fund shares. Tax laws may prevent the deduction of a loss on the sale of Fund shares if the shareholder reinvests in the Fund shortly before or after the sale giving rise to the loss. Any loss on the redemption or other sale or exchange of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distribution received on the shares.

               INCOME FROM FOREIGN SOURCES. Dividends and interest received by the Fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries, although these taxes may be reduced by applicable tax treaties. Foreign taxes will generally be treated as expenses of the Fund, unless the Fund has more than 50% of its assets invested in foreign corporate securities at the end of the Fund's taxable year. In that case, shareholders of the Fund may be able to deduct (as an itemized deduction) or, if the Fund makes an election, claim a foreign tax credit for their share of foreign taxes, subject to limitations prescribed in the tax law.

               If the Fund invests in a foreign corporation that is a passive foreign investment company (a "PFIC"), special rules apply that may affect the tax treatment of gains from the sale of the stock and may cause the Fund to incur IRS tax and interest charges. However, the Fund may be eligible to elect one of two alternative tax treatments with respect to PFIC shares which would avoid these taxes and charges, but also may affect, among other things, the amount and character of gain or loss and the timing of the recognition of income with respect to PFIC shares. Accordingly, the amounts, character and timing of income distributed to shareholders of the Fund holding PFIC shares may differ substantially as compared to a fund that did not invest in PFIC shares.

               INCOME FROM CERTAIN TRANSACTIONS. Some or all of the Fund's investments may include transactions that are subject to special tax rules. Transactions involving foreign currencies may give rise to gain or loss that could affect the Fund's ability to make ordinary dividend distributions. Investment in certain financial instruments, such as options, futures contracts and forward contracts, may require annual recognition of unrealized gains and losses. Transactions that are treated as "straddles" may affect the character and/or timing of other gains and losses of the Fund. If the Fund enters into a transaction (such as a "short sale against the box") that reduces the risk of loss on an appreciated financial position that it already holds, the entry into the transaction may constitute a constructive sale and require immediate recognition of gain.

               BACKUP WITHHOLDING. In general, if a shareholder is subject to backup withholding, the Fund will be required to withhold federal income tax at a rate of 31% from distributions to that shareholder. These payments are creditable against the shareholder's federal income tax liability.

               FOREIGN SHAREHOLDERS. Foreign shareholders of the Fund generally will be subject to a 30% U.S. withholding tax on dividends paid by the Fund from ordinary income and short-term capital gain, although the rate may be reduced by a tax treaty. If a foreign shareholder dies while owning Fund shares, those shares may be subject to U.S. estate taxes.

10.            SUSPENSION OF REDEMPTION RIGHTS

               The right of redemption may be suspended for any period during which the New York Stock Exchange is closed or the Securities and Exchange Commission determines that trading on the Exchange is restricted, or when there is an emergency as determined by the Securities and Exchange Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it or to determine the value of its net assets, or for such other period as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund.

               The Fund intends to redeem its shares only for cash, although it retains the right to redeem its shares in-kind under unusual circumstances, in order to protect the interests of the remaining shareholders, by the delivery of securities selected from its assets at its discretion. The

Fund is, however, governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. For purposes of this threshold, each underlying account holder whose shares are held of record in certain omnibus accounts is treated as one shareholder. Should redemptions by any shareholder during any 90-day period exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming shareholder generally will incur brokerage costs in converting the assets to cash. The redeeming shareholder may have difficulty selling the securities and recovering the amount of the redemption if the securities are illiquid. The method of valuing securities used to make redemption in-kind will be the same as the method of valuing portfolio securities described under Section 8.

11.            TAX-SHELTERED RETIREMENT PLANS

               The Fund offers several tax-qualified retirement plans for individuals, businesses and nonprofit organizations. For information about establishing an IRA, Roth IRA, profit-sharing or money purchase pension plan, 403(b) Custodial Account, SEP-IRA, SIMPLE IRA account or other retirement plans, please call 1-800-706-0539 or write to the Berger Funds c/o Berger Associates, P.O. Box 5005, Denver, CO 80217. Trustees for existing 401(k) or other plans interested in using Fund shares as an investment or investment alternative in their plans are invited to call the Fund at 1-800-960-8427.

               The Fund also offers an Automatic Investment Plan (minimum $100 per monthly or quarterly investment) and a Systematic Withdrawal Plan (for shareholders who own shares of the Fund worth at least $5,000; minimum of $50 withdrawn monthly, quarterly, semiannually or annually). Forms for these plans may be obtained by writing to the Fund, c/o DST Systems, Inc., P.O. Box 419958, Kansas City, MO 64141, or call 1-800-960-8427.

12.            EXCHANGE PRIVILEGE

               Any shareholder may exchange any or all of the shareholder's shares in the Fund, subject to stated minimums, for shares of any of the other available Berger Funds, without charge, after receiving a current prospectus of the other fund. Exchanges into or out of the Fund are made at the net asset value per share next determined after the exchange request is received. Each exchange represents the sale of shares from one fund and the purchase of shares in another, which may produce a gain or loss for federal income tax purposes. An exchange of shares may be made by written request directed to DST Systems, Inc., by telephoning the Fund at 1-800-960-8427 or by contacting the Fund online at bergerfunds.com. This privilege may be terminated or amended by the Fund, and is not available in any state in which the shares of the Berger Fund being acquired in the exchange are not eligible for sale. Shareholders automatically have telephone and online transaction privileges to authorize exchanges unless they specifically decline this service in the account application or in writing.

13.            PERFORMANCE INFORMATION

               From time to time in advertisements, the Fund may discuss its performance ratings as published by recognized mutual fund statistical services, such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., or Value Line Investment Survey or by publications of general interest such as THE WALL STREET JOURNAL, INVESTOR'S BUSINESS DAILY, MONEY, BARRON'S, FINANCIAL WORLD or KIPLINGER'S PERSONAL FINANCE MAGAZINE. In addition, the Fund may compare its performance to that of recognized broad-based securities market indices, including the Wilshire 5000 Index, the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average, the Russell 1000 Value Index, the Russell 2000 Stock Index, the Standard & Poor's 400 Mid-Cap Index, the Standard & Poor's 600 Small Cap Index, Morgan Stanley Capital International EAFE (Europe,

Australasia, Far East) Index, the Dow Jones World Index, the Standard & Poor's/BARRA Value Index, the Nasdaq Composite Index, the Lehman Brothers Intermediate Term Government/Corporate Bond Index or the InformationWeek 100 Index, or more narrowly-based or blended indices which reflect the market sectors in which the Fund invests.

               The total return of the Fund is calculated for any specified period of time by assuming the purchase of shares of the Fund at the net asset value at the beginning of the period. Each dividend or other distribution paid by the Fund is assumed to have been reinvested at the net asset value on the reinvestment date. The total number of shares then owned as a result of this process is valued at the net asset value at the end of the period. The percentage increase is determined by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value.

               The Fund's total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same total return if the Fund's performance had been constant over the entire period. Total return figures are based on the overall change in value of a hypothetical investment in the Fund. Because average annual total returns for more than one year tend to smooth out variations in the Fund's return, investors should recognize that such figures are not the same as actual year-by-year results.

               All performance figures for the Fund are based upon historical results and do not assure future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

               Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years, or for the life of the Fund, if shorter. These are the rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula: P(1 + T)TO THE POWER OF n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

PREDECESSOR PERFORMANCE QUOTATIONS



               Shares of the Fund had no class designations until July 6, 1999, when all of the then-existing shares were designated as Investor Shares and the Institutional Shares class of the Fund covered in this Statement of Additional Information was established. The Fund commenced offering Institutional Shares on August 16, 1999. Performance data for the Institutional Shares include periods prior to the inception of the Institutional Shares class on August 16, 1999, and therefore reflect a 0.25% per year 12b-1 fee applicable to the Investor Shares that is not paid by the Institutional Shares. Total return of the Institutional Shares and other classes of shares of the Fund will be calculated separately. Because each class of shares is subject to different expenses, the performance of each class for the same period will differ.

AVERAGE ANNUAL TOTAL RETURNS

                   The average annual total return for the Fund for various periods ending September 30, 1998, are shown on the following table:


------------------------------------------------------------------------------------------------------------
FUND                         1-YEAR           3-YEAR        5-YEAR          10-YEAR        LIFE OF FUND
------------------------------------------------------------------------------------------------------------
Berger New Generation        (13.99)%         N/A           N/A             N/A            12.27%
Fund                                                                                       (since 3/29/96)
------------------------------------------------------------------------------------------------------------


14.            ADDITIONAL INFORMATION

FUND ORGANIZATION


              The Fund is a separate series of the Berger Investment Portfolio Trust (the "Trust"), a Delaware business trust established under the Delaware Business Trust Act. The Fund was established on December 21, 1995. The name "Berger New Generation Fund-Registered Trademark" was registered as a service mark in December 1996.


               The Trust is authorized to issue an unlimited number of shares of beneficial interest in series or portfolios. Currently, the Fund is one of seven series established under the Trust, although others may be added in the future. The Trust is also authorized to establish multiple classes of shares representing differing interests in an existing or new series. The Fund currently has two classes of shares, although others may be added in the future.

               Shares of the Fund are fully paid and nonassessable when issued. Each share has a par value of $.01. All shares issued by the Fund participate equally in dividends and other distributions by the Fund, and in the residual assets of the Fund in the event of its liquidation.

               DELAWARE BUSINESS TRUST INFORMATION. Under Delaware law, shareholders of the Fund will enjoy the same limitations on personal liability as extended to stockholders of a Delaware corporation. Further, the Trust Instrument of the Trust provides that no shareholder shall be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for or otherwise existing with respect to, the Trust or any particular series (fund) of the Trust. However, the principles of law governing the limitations of liability of beneficiaries of a business trust have not been authoritatively established as to business trusts organized under the laws of one jurisdiction but operating or owning property in other jurisdictions. In states that have adopted legislation containing provisions comparable to the Delaware Business Trust Act, it is believed that the limitation of liability of beneficial owners provided by Delaware law should be respected. In those jurisdictions that have not adopted similar legislative provisions, it is possible that a court might hold that the shareholders of the Trust are not entitled to the limitations of liability set forth in Delaware law or the Trust Instrument and, accordingly, that they may be personally liable for the obligations of the Trust.

               In order to protect shareholders from such potential liability, the Trust Instrument requires that every written obligation of the Trust or any series thereof contain a statement to the effect that such obligation may only be enforced against the assets of the Trust or such series. The Trust Instrument also provides for indemnification from the assets of the relevant series for all losses and expenses incurred by any shareholder by reason of being or having been a shareholder, and that the Trust shall, upon request, assume the defense of any such claim made against such shareholder for any act or obligation of the relevant series and satisfy any judgment thereon from the assets of that series.

               As a result, the risk of a shareholder of the Fund incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Trust believes that the risk of personal liability to shareholders of the Fund is therefore remote. The trustees intend to conduct the operations of the Trust and the Fund so as to avoid, to the extent possible, liability of shareholders for liabilities of the Trust or the Fund.

               CORPORATE GOVERNANCE INFORMATION PERTAINING TO THE FUND. The Fund is not required to hold annual shareholder meetings unless required by the Investment Company Act of 1940 or other applicable law or unless called by the trustees. If shareholders owning at least 10% of the outstanding shares of the Trust so request, a special shareholders' meeting of the Trust will be held for the purpose of considering the removal of a trustee. Special meetings will be held for other purposes if the holders of at least 25% of the outstanding shares of the Trust so request. Subject to certain limitations, the Trust will facilitate appropriate communications by shareholders desiring to call a special meeting for the purpose of considering the removal of a trustee.

               Shareholders of the Fund and, where applicable, the other series/classes of the Trust, generally vote separately on matters relating to those respective series/classes, although they vote together and with the holders of any other series/classes of the Trust in the election of trustees of the Trust and on all matters relating to the Trust as a whole. Each full share of the Fund has one vote.

               Shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of trustees can elect 100% of the trustees if they choose to do so and, in such event, the holders of the remaining less than 50% of the shares voting for the election of trustees will not be able to elect any person or persons as trustees.

               Shares of the Fund have no preemptive rights. There are no sinking funds or arrearage provisions which may affect the rights of the Fund shares. Fund shares have no subscription rights or conversion rights, except that shareholders of any class of the Fund may convert their shares into shares of any other class of the Fund in the event and only in the event the shareholder ceases to be eligible to purchase or hold shares of the original class, or becomes eligible to purchase shares of a different class, by reason of a change in the shareholder's status under the conditions of eligibility in effect for such class at that time. Shares of the Fund may be transferred by endorsement, or other customary methods, but the Fund is not bound to recognize any transfer until it is recorded on its books.

MORE INFORMATION ON SPECIAL MULTI-CLASS FUND STRUCTURE

               The Fund currently has divided its shares into two classes of shares, the Institutional Shares covered by this SAI and the Investor Shares offered through a separate Prospectus and SAI. The Fund implemented its multi-class structure by adopting a Rule 18f-3 Plan under the 1940 Act permitting it to issue its shares in classes. The Fund's Rule 18f-3 Plan governs such matters as class features, dividends, voting, allocation of income and expenses between classes, exchange and trustee monitoring of the Plan. Each class is subject to such investment minimums and other conditions of eligibility as are set forth in the relevant prospectus for the class, as it may be amended from time to time. Investor Shares are available to the general public and bear a 0.25% 12b-1 fee. Information concerning Investor Shares is available from the Fund at 1-800-333-1001.

               Subject to the Trust's Trust Instrument and any other applicable provisions, the trustees of the Trust have the authority to create additional classes, or change existing classes, from time to time, in accordance with Rule 18f-3 under the Act.

PRINCIPAL SHAREHOLDERS

               Insofar as the management of the Fund is aware, as of May 28, 1999, no person owned, beneficially or of record, more than 5% of the outstanding shares of the Fund, except for the following:


------------------------------------------------------------------------------------------------------------
OWNER                                   FUND                                                     PERCENTAGE
------------------------------------------------------------------------------------------------------------
Charles Schwab & Co. Inc.               Berger New Generation Fund                               17.21%
("Schwab")
101 Montgomery Street
San Francisco, CA 94104
------------------------------------------------------------------------------------------------------------
National Financial Services             Berger New Generation Fund                               7.87%
Corporation ("Fidelity")
200 Liberty Street
One World Financial Center
New York, NY 10281
------------------------------------------------------------------------------------------------------------

               In addition, as of that date, Schwab owned of record 24.19%, and Fidelity owned of record 8.299%, of all the outstanding shares of the Berger Investment Portfolio Trust, of which the Fund is one outstanding series.

DISTRIBUTION

               Berger Distributors, Inc., as the Fund's Distributor, is the principal underwriter of the Fund's shares. The Distributor is a wholly-owned subsidiary of Berger Associates. The Distributor is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The Distributor acts as the agent of the Fund in connection with the sale of the Fund's shares in all states in which the shares are eligible for sale and in which the Distributor is qualified as a broker-dealer. David J. Schultz, Chief Financial Officer, Assistant Secretary and Treasurer of the Distributor, is also Vice President and Treasurer of the Fund. Janice M. Teague, Vice President and Secretary of the Distributor, is also Vice President and Secretary of the Fund. Brian Ferrie, Vice President and Chief Compliance Officer of the Distributor, is also Vice President of the Fund.


               The Fund and the Distributor are parties to a Distribution Agreement that continues through April 2000, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Fund or the Distributor. The Distribution Agreement is subject to termination by the Fund or the Distributor on 60 days' prior written notice, and terminates automatically in the event of its assignment. Under the Distribution Agreement, the Distributor continuously offers shares of the Fund and solicits orders to purchase Fund shares at net asset value. The Distributor is not compensated for its services under the Distribution Agreement, but may be reimbursed by Berger Associates for its costs in distributing Fund shares.


OTHER INFORMATION

               The Trust has filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities of the Fund of which this Statement of Additional Information is a part. If further information is desired with respect to the Fund or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

               Davis, Graham & Stubbs LLP, 370 Seventeenth Street, Denver, Colorado, acts as counsel to the Fund.

INDEPENDENT ACCOUNTANTS

               PricewaterhouseCoopers LLP, 950 Seventeenth Street, Denver, Colorado, has been appointed to act as independent accountants for the Trust and the Fund for the fiscal year ended September 30, 1999. In that capacity, PricewaterhouseCoopers LLP will audit the financial statements of the Fund and assist the Fund in connection with the preparation of its 1998 income tax return.

FINANCIAL INFORMATION


               The following financial statements for the Fund are incorporated herein by reference from the Annual Report to Shareholders of the Fund dated September 30, 1998, along with the Report of Independent Accountants thereon dated October 30, 1998:

               Schedule of Investments as of September 30, 1998

               Statement of Assets and Liabilities as of September 30, 1998

               Statement of Operations for the Fiscal Year Ended September 30, 1998

               Statement of Changes in Net Assets for each of the Fiscal Years Ended September 30, 1997 and 1998

               Notes to Financial Statements, September 30, 1998

               Financial Highlights for each of the periods indicated

               The following financial statements for the Fund are incorporated herein by reference from the Semi-Annual Report to Shareholders of the Fund dated March 31, 1999:

               Schedule of Investments as of March 31, 1999 (unaudited)

               Statement of Assets and Liabilities as of March 31, 1999 (unaudited)

               Statement of Operations for the Six-Month Period Ended March 31, 1999 (unaudited)

               Statement of Changes in Net Assets for the Six-Month Period Ended March 31, 1999 (unaudited)

               Notes to Financial Statements, March 31, 1999 (unaudited)

               Financial Highlights for the Six-Month Period Ended March 31, 1999 (unaudited)

               The above-referenced Annual and Semi-Annual Reports are enclosed with a copy of this SAI. Additional copies of those Reports may be obtained upon request without charge by calling the Fund at 1-800-333-1001.

                                   APPENDIX A

HIGH-YIELD/HIGH-RISK SECURITIES

          The Fund may invest in convertible securities of any quality, including unrated securities or securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P) (sometimes referred to as "junk bonds"). However, the Fund will not purchase any security in default at the time of purchase. The Fund will not invest more than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade.

          Securities rated below investment grade are subject to greater risk that adverse changes in the financial condition of their issuers or in general economic conditions, or an unanticipated rise in interest rates, may impair the ability of their issuers to make payments of interest and principal or dividends. The market prices of lower grade securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to economic changes or individual corporate developments. Periods of economic uncertainty and change can be expected to result in volatility of prices of these securities. Lower rated securities also may have less liquid markets than higher rated securities, and their liquidity as well as their value may be adversely affected by poor economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a negative impact on the market for high-yield/high-risk bonds. In the event of an unanticipated default, the Fund will experience a reduction in its income and could expect a decline in the market value of the securities affected. The prices of these securities may be more volatile and the markets for them may be less liquid than those for higher-rated securities.

          Unrated securities, while not necessarily of lower quality than rated securities, may not have as broad a market. Unrated securities will be included in the Fund's percentage limits for investments rated below investment grade, unless the Fund's advisor deems such securities to be the equivalent of investment grade. If securities purchased by the Fund are downgraded following purchase, or if other circumstances cause the Fund to exceed its percentage limits on assets invested in securities rated below investment grade, the trustees of the Fund, in consultation with the Fund's advisor, will determine what action, if any, is appropriate in light of all relevant circumstances.

          Relying in part on ratings assigned by credit agencies in making investments will not protect the Fund from the risk that the securities will decline in value, since credit ratings represent evaluations of the safety of principal, dividend and/or interest payments, and not the market values of such securities. Moreover, such ratings may not be changed on a timely basis to reflect subsequent events.

          Although the market for high-yield debt securities has been in existence for many years and from time to time has experienced economic downturns, this market has involved a significant increase in the use of high-yield debt securities to fund highly leverage corporate acquisitions and restructurings. Past experience may not, therefore, provide an accurate indication of future performance of the high-yield debt securities market, particularly during periods of economic recession.

          Expenses incurred in recovering an investment in a defaulted security may adversely affect the Fund's net asset value. Moreover, the reduced liquidity of the secondary market for such securities may adversely affect the market price of, and the ability of the Fund to value, particular securities at certain times, thereby making it difficult to make specific valuation determinations.

CORPORATE BOND RATINGS

          The ratings of fixed-income securities by Moody's and Standard & Poor's are a generally accepted measurement of credit risk. However, they are subject to certain limitations. Ratings are generally based upon historical events and do not necessarily reflect the future. In addition, there is a period of time between the issuance of a rating and the update of the rating, during which time a published rating may be inaccurate.

KEY TO MOODY'S CORPORATE RATINGS

          Aaa-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

          A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Baa-Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba-Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds of this class.

          B-Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          Caa-Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

          Ca-Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

          C-Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

KEY TO STANDARD & POOR'S CORPORATE RATINGS

          AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

          AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

          A-Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

          BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

          BB, B, CCC, CC AND C-Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are out-weighed by the large uncertainties or major risk exposures to adverse conditions.

          C1-The rating C1 is reserved for income bonds on which no interest is being paid.

          D-Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

          PLUS (+) OR MINUS (-)-The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                        BERGER INVESTMENT PORTFOLIO TRUST

PART C.       OTHER INFORMATION

ITEM 23.      EXHIBITS

              The Exhibit Index following the signature pages below is incorporated herein by reference.

ITEM 24.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

              None.

ITEM 25.      INDEMNIFICATION

              Article IX, Section 2 of the Trust Instrument for Berger Investment Portfolio Trust (the "Trust"), of which the Fund is a series, provides for indemnification of certain persons acting on behalf of the Trust to the fullest extent permitted by the law. In general, trustees, officers, employees and agents will be indemnified against liability and against all expenses incurred by them in connection with any claim, action, suit or proceeding (or settlement thereof) in which they become involved by virtue of their Trust office, unless their conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties, or unless it has been determined that they have not acted in good faith in the reasonable belief that their actions were in or not opposed to the best interests of the Trust. The Trust also may advance money for these expenses, provided that the trustees, officers, employees or agents undertake to repay the Trust if their conduct is later determined to preclude indemnification. The Trust has the power to purchase insurance on behalf of its trustees, officers, employees and agents, whether or not it would be permitted or required to indemnify them for any such liability under the Trust Instrument or applicable law, and the Trust has purchased and maintains an insurance policy covering such persons against certain liabilities incurred in their official capacities.

ITEM 26.      BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

              The business of Berger Associates, Inc., the investment adviser of the Fund, is described in the Prospectus under the heading "Organization of the Berger Funds Family -- Investment Managers" and in the Statement of Additional Information in Section 4, which are included in this Registration Statement. Information relating to the business and other connections of the officers and directors of Berger Associates (current and for the past two years) is listed in Schedules A and D of Berger Associates' Form ADV as filed with the Securities and Exchange Commission (File No. 801-9451, dated March 29, 1999), which information from such schedules is incorporated herein by reference.


ITEM 27.      PRINCIPAL UNDERWRITERS

              (a) Investment companies for which the Fund's principal underwriter also acts as principal underwriter, depositor or investment adviser:

The One Hundred Fund, Inc.
Berger One Hundred and One Fund, Inc.
Berger Investment Portfolio Trust
--Berger Small Company Growth Fund
--Berger New Generation Fund

--Berger Balanced Fund
--Berger Select Fund
--Berger Mid Cap Growth Fund
--Berger Mid Cap Value Fund
--Berger Information Technology Fund
Berger Omni Investment Trust
--Berger Small Cap Value Fund
Berger Institutional Products Trust
--Berger IPT - 100 Fund
--Berger IPT - Growth and Income Fund
--Berger IPT - Small Company Growth Fund
--Berger/BIAM IPT - International Fund
Berger/BIAM Worldwide Funds Trust
--Berger/BIAM International Fund
--International Equity Fund
--Berger/BIAM International CORE Fund

         (b) For Berger Distributors, Inc.:

-------------------------------------------------------------------------------
         Name                  Positions and               Positions and
                                Offices with                Offices with
                                 Underwriter                 Registrant
-------------------------------------------------------------------------------
 David G. Mertens       President, CEO and Director  None
-------------------------------------------------------------------------------
 David J. Schultz       Chief  Financial Officer,    Vice President and
                        Assistant Secretary and      Treasurer
                        Treasurer
-------------------------------------------------------------------------------
 Brian Ferrie           Vice President and Chief     Vice President
                        Compliance Officer
-------------------------------------------------------------------------------
 Mark S. Sunderhuse     Director                     Vice President of the
                                                     Berger New Generation
                                                     Fund of the Registrant
-------------------------------------------------------------------------------
 Janice M. Teague       Vice President and           Vice President and
                        Secretary                    Secretary
-------------------------------------------------------------------------------

              The principal business address of each of the persons in the table above is 210 University Blvd., Suite 900, Denver, CO 80206.

              (c) Not applicable.

ITEM 28.      LOCATION OF ACCOUNTS AND RECORDS

              The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained as follows:

              (a) Shareholder records are maintained by the Registrant's sub-transfer agent, DST Systems, Inc., P.O. Box 419958, Kansas City, MO 64141;

              (b) Accounting records relating to cash and other money balances; asset, liability, reserve, capital, income and expense accounts; portfolio securities; purchases and sales; and brokerage commissions are maintained by the Registrant's

                    Recordkeeping and Pricing Agent, Investors Fiduciary
                    Trust Company ("IFTC"), 801 Pennsylvania, Kansas City, Missouri 64105. Other records of the Registrant relating to purchases and sales; the Trust Instrument, minute books and other trust records; brokerage orders; performance information and other records are maintained at the offices of the Registrant at 210 University
                    Boulevard, Suite 900, Denver, Colorado 80206.


ITEM 29.      MANAGEMENT SERVICES

              The Registrant has no management-related service contract which is not discussed in Parts A and B of this form.

ITEM 30.      UNDERTAKINGS

              Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and County of Denver, and State of Colorado, on the 14th day of June, 1999.



                                   BERGER INVESTMENT PORTFOLIO TRUST
                                   ---------------------------------
                                   (Registrant)



                                   By  Jack R. Thompson
                                       ---------------------------

                                     Name: Jack R. Thompson
                                           -----------------------

                                     Title: President
                                            ----------------------


                                POWER OF ATTORNEY


              KNOW ALL MEN BY THESE PRESENTS, that each person whose signature appears below constitutes and appoints Jack R. Thompson, Janice M. Teague and Lester R. Woodward, and each of them, his or her true and lawful attorneys-in-fact and agents, with full power of substitution and resubstitution, and in his or her name, place and stead, in any and all capacities to sign any and all amendments (including post-effective amendments) to this Registration Statement, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.


              Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



       Signature                          Title                        Date
       ---------                          -----                        ----

Jack R. Thompson                     President (Principal         June 14, 1999
-----------------------------        Executive Officer)
Jack R. Thompson                     and Director

David J. Schultz                     Vice President and           June 14, 1999
-----------------------------        Treasurer (Principal
David J. Schultz                     Financial Officer)

John Paganelli                       Assistant Treasurer          June 14, 1999
-----------------------------        (Principal Accounting
John Paganelli                       Officer)

Dennis E. Baldwin                    Trustee                      June 14, 1999
-----------------------------
Dennis E. Baldwin


William M.B. Berger                  Trustee                      June 14, 1999
-----------------------------
William M.B. Berger

Louis R. Bindner                     Trustee                      June 14, 1999
-----------------------------
Louis R. Bindner

Katherine A. Cattanach               Trustee                      June 14, 1999
-----------------------------
Katherine A. Cattanach

Paul R. Knapp                        Trustee                      June 14, 1999
-----------------------------
Paul R. Knapp

Harry T. Lewis, Jr.                  Trustee                      June 14, 1999
-----------------------------
Harry T. Lewis, Jr.

Michael Owen                         Trustee                      June 14, 1999
-----------------------------
Michael Owen

William Sinclaire                    Trustee                      June 14, 1999
-----------------------------
William Sinclaire

                        BERGER INVESTMENT PORTFOLIO TRUST
                                  EXHIBIT INDEX


N-1A                        EDGAR
Exhibit                     Exhibit
No.                         No.            Name of Exhibit
-------------               ----------     --------------------------
(1)   Exhibit    23(a)                     Trust Instrument
(2)   Exhibit    23(b)                     Bylaws
      Exhibit    23(c)                     Not applicable
(3)   Exhibit    23(d)-1                   Form of Investment Advisory Agreement for
                                           Berger Small Company Growth Fund
(4)   Exhibit    23(d)-2                   Form of Investment Advisory Agreement for
                                           Berger New Generation Fund
(5)   Exhibit    23(d)-3                   Form of Investment Advisory Agreement for
                                           Berger Balanced Fund
(6)   Exhibit    23(d)-4                   Form of Investment Advisory Agreement for
                                           Berger Select Fund
(7)   Exhibit    23(d)-5                   Form of Investment Advisory Agreement for
                                           Berger Mid Cap Growth Fund
(8)   Exhibit    23(d)-6                   Form of Investment Advisory Agreement for
                                           Berger Mid Cap Value Fund
(9)   Exhibit    23(d)-7                   Form of Sub-Advisory Agreement for Berger
                                           Mid Cap Value Fund
(29)  Exhibit    23(d)-8                   Form of Investment Advisory Agreement for
                                           Berger Information Technology Fund
(29)  Exhibit    23(d)-9                   Form of Sub-Advisory Agreement for Berger
                                           Information Technology Fund
(10)  Exhibit    23(e)                     Form of Distribution Agreement between the
                                           Trust and Berger Distributors, Inc.
      Exhibit    23(f)                     Not applicable
(11)  Exhibit    23(g)                     Form of Custody Agreement
(12)  Exhibit    23(h)-1                   Form of Administrative Services Agreement
                                           for Berger Small Company Growth Fund
(13)  Exhibit    23(h)-2                   Form of Administrative Services Agreement
                                           for Berger New Generation Fund
(14)  Exhibit    23(h)-3                   Form of Administrative Services Agreement
                                           for Berger Balanced Fund
(15)  Exhibit    23(h)-4                   Form of Administrative Services Agreement
                                           for Berger Select Fund
(16)  Exhibit    23(h)-5                   Form of Administrative Services Agreement
                                           for Berger Mid Cap Growth Fund
(17)  Exhibit    23(h)-6                   Form of Administrative Services Agreement
                                           for Berger Mid Cap Value Fund
(18)  Exhibit    23(h)-7                   Form of Recordkeeping and Pricing Agent
                                           Agreement
(19)  Exhibit    23(h)-8                   Form of Agency Agreement
(29)  Exhibit    23(h)-9                   Form of Administrative Services Agreement
                                           for the Berger Information Technology Fund


(29)  Exhibit    23(i)-1                   Opinion and consent of Davis, Graham &
                                           Stubbs LLP (relating to the Berger Information
                                           Technology Fund)
*     Exhibit    23(i)-2  EX-99.B23(i)-2   Opinion and consent of Davis, Graham &
                                           Stubbs LLP (relating to the Berger New
                                           Generation Fund -- Institutional Shares and
                                           the Berger Small Company Growth Fund --
                                           Institutional Shares)
*     Exhibit    23(j)-1  EX-99.B23(j)-1   Consent of
                                           PricewaterhouseCoopers LLP
(29)  Exhibit    23(j)-2                   Consent of McGladrey & Pullen, LLP relating
                                           to the Berger Information Technology Fund
      Exhibit    23(k)                     Not applicable
(20)  Exhibit    23(l)                     Investment Letter from Initial Stockholder
(21)  Exhibit    23(m)-1                   Rule 12b-1 Plan for Berger Small Company
                                           Growth Fund
(22)  Exhibit    23(m)-2                   Rule 12b-1 Plan for Berger New Generation
                                           Fund
(23)  Exhibit    23(m)-3                   Rule 12b-1 Plan for Berger Balanced Fund
(24)  Exhibit    23(m)-4                   Rule 12b-1 Plan for Berger Select Fund
(25)  Exhibit    23(m)-5                   Rule 12b-1 Plan for Berger Mid Cap Growth
                                           Fund
(26)  Exhibit    23(m)-6                   Rule 12b-1 Plan for Berger Mid Cap Value
                                           Fund
(29)  Exhibit    23(m)-7                   Rule 12b-1 Plan for the Investor Shares of the
                                           Berger Information Technology Fund
*     Exhibit    23(m)-8  EX-99.B23(m)-8   Amended and Restated Rule 12b-1 Plan for
                                           the Investor Shares of the Berger Small
                                           Company Growth Fund
*     Exhibit    23(m)-9  EX-99.B23(m)-9   Amended and Restated Rule 12b-1 Plan for
                                           the Investor Shares of the Berger New
                                           Generation Fund
(28)  Exhibit    23(n)-1                   Financial Data Schedule for Berger Small
                                           Company Growth Fund - Investor Shares
(28)  Exhibit    23(n)-2                   Financial Data Schedule for Berger New
                                           Generation Fund - Investor Shares
(28)  Exhibit    23(n)-3                   Financial Data Schedule for Berger Balanced
                                           Fund
(28)  Exhibit    23(n)-4                   Financial Data Schedule for Berger Select
                                           Fund
(28)  Exhibit    23(n)-5                   Financial Data Schedule for Berger Mid Cap
                                           Growth Fund
(28)  Exhibit    23(n)-6                   Financial Data Schedule for Berger Mid Cap
                                           Value Fund
**    Exhibit    23(n)-7                   Financial Data Schedule for Berger
                                           Information Technology Fund - Investor
                                           Shares
(29)  Exhibit    23(n)-8                   Financial Data Schedule for Berger
                                           Information Technology Fund - Institutional
                                           Shares
**    Exhibit    23(n)-9                   Financial Data Schedule for Berger Small
                                           Company Growth Fund - Institutional Shares


**    Exhibit    23(n)-10                  Financial Data Schedule for Berger New
                                           Generation Fund - Institutional Shares
(29)  Exhibit    23(o)-1                   Rule 18f-3 Plan for the Berger Information
                                           Technology Fund
*     Exhibit    23(o)-2  EX-99B.23(o)-2   Rule 18f-3 Plan for the Berger Small Company
                                           Growth Fund
*     Exhibit    23(o)-3  EX-99B.23(o)-3   Rule 18f-3 Plan for the Berger New
                                           Generation Fund
-------------


*  Filed herewith.

** Not required to be filed until financial statements for the new class of the Fund are required.


Filed previously as indicated below and incorporated herein by reference:
(1) Filed as Exhibit 1 with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, filed April 30, 1998.
(2)  Filed as Exhibit 2 with Post-Effective Amendment No. 15 to the
     Registrant's Registration Statement on Form N-1A, filed April 30, 1998.
(3) Filed as Exhibit 5.1 with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, filed April 30, 1998.
(4) Filed as Exhibit 5.2 with Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A, filed February 23, 1996.
(5) Filed as Exhibit 5.3 with Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A, filed August 28, 1997.
(6) Filed as Exhibit 5.4 with Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A, filed December 31, 1997.
(7) Filed as Exhibit 5.5 with Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A, filed December 31, 1997.
(8) Filed as Exhibit 5.6 with Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A, filed June 16, 1998.
(9) Filed as Exhibit 5.7 with Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A, filed June 16, 1998.
(10) Filed as Exhibit 6 with Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A, filed June 16, 1998.
(11) Filed as Exhibit 8 with Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A, filed November 27, 1995.
(12) Filed as Exhibit 9.2.1 with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, filed April 30, 1998.
(13) Filed as Exhibit 9.2.2 with Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A, filed February 23, 1996.
(14) Filed as Exhibit 9.2.3 with Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A, filed August 28, 1997.
(15) Filed as Exhibit 9.2.4 with Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A, filed December 31, 1997.
(16) Filed as Exhibit 9.2.5 with Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A, filed December 31, 1997.
(17) Filed as Exhibit 9.2.6 with Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A, filed June 16, 1998.
(18) Filed as Exhibit 9.3 with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, filed April 30, 1998.

(19) Filed as Exhibit 9.4 with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, filed April 30, 1998.
(20) Filed as Exhibit 10 with Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A, filed June 16, 1998.
(21) Filed as Exhibit 13 with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, filed April 30, 1998.
(22) Filed as Exhibit 15.1 with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, filed April 30, 1998.
(23) Filed as Exhibit 15.2 with Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A, filed February 23, 1996.
(24) Filed as Exhibit 15.3 with Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A, filed August 28, 1997.
(25) Filed as Exhibit 15.4 with Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A, filed December 31, 1997.
(26) Filed as Exhibit 15.5 with Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A, filed December 31, 1997.
(27) Filed as Exhibit 15.6 with Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A, filed June 16, 1998.
(28) Filed as Exhibit number listed with Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A, filed January 25, 1999.
(29) Filed as Exhibit number listed with Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A, filed April 16, 1999.